UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07923

CNI Charter Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1.	Reports to Stockholders.

CNI CHARTER FUNDS

2013 SEMI-ANNUAL REPORT

MARCH 31, 2013

This report and the financial statements contained herein are provided for the general information of the shareholders of CNI Charter Funds. This report is not authorized for distribution to prospective investors in CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

CNI Charter Funds Semi-Annual Report

2	Letter to Our Shareholders
4	Schedule of Investments
93	Statements of Assets and Liabilities
98	Statements of Operations
104	Statements of Changes in Net Assets
110	Financial Highlights
115	Notes to Financial Statements
128	Disclosure of Fund Expenses
131	Shareholder Voting Results
132	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

CNI CHARTER FUNDS | PAGE 1

letter to our shareholders
March 31, 2013 (Unaudited)

Dear Shareholders,

This semi-annual report covers the six-month period ended March 31, 2013. Calendar year 2012 came to a close with domestic equity markets pausing amidst the seemingly schizophrenic “risk on, risk-off” environment that dominated investor behavior throughout the year. Uncertainties surrounding the anticipated fiscal cliff, slowing global growth concerns, and US presidential election jitters stifled the market rally during the fourth quarter, leading to a slight decline in the S&P 500 Index. Nonetheless, a 16% calendar year return supported by improving economic fundamentals and historically low interest rates coaxed many market participants into taking an optimistic view of risk assets heading into 2013.

As concern over a collapse of the Eurozone abated and the Federal Reserve showed no signs of abandoning its accommodative monetary policy, investor attitudes increasingly gravitated towards a “glass half-full” perspective to begin 2013. Renewed confidence in slow but positive movement on the domestic employment front and increasing evidence of a sustainable housing recovery set the stage for a strong showing across equity markets in the first quarter. Corporate earnings have generally continued to show promise, as companies have streamlined cost structures and exploited low borrowing costs to capture a larger share of modest top line growth. Tight credit spreads driven by an ever-present reach for yield, accompanied by the Fed’s unwavering commitment to hold short-term interest rates at extremely low levels for the foreseeable future has finally begun to nudge skeptical investors back into equity markets.

While global growth questions remain and policy risks continue to command ongoing attention, an improving fundamental backdrop is a welcome trend across the investment landscape.

Below is a summary of the asset classes where the CNI Charter Funds are invested for the six months ended March 31, 2013. Please note the inclusion of four newly added funds to the family as a result of our integration with the Rochdale Investment Trust.

MONEY MARKET FUNDS

With short term interest rates steadily hovering near zero, we remain committed to helping our clients preserve positive returns by waving a substantial portion of our fees. The three CNI Charter Money Market Funds all delivered positive absolute performance for the six month period ending with the close of the first quarter. The Fed’s stated policy of maintaining extremely low interest rates until the unemployment rate drops to 6.5% will likely keep yields quite low for at least the next several quarters, as unemployment currently hovers around 7.5%. At this point in time, we anticipate a gradual reduction in the Fed’s aggressive policies to begin sometime in 2014, depending on the pace of economic recovery and progress made towards achieving the unemployment rate target.

BOND FUNDS

Looking across our suite of CNI Charter Fund fixed income offerings, we welcome the addition of two new strategies to expand upon our already-extensive fixed income capabilities. With City National Bank’s recent acquisition of Rochdale Investment Management, we are pleased to be able to provide access to both an opportunistic strategy (CNI Charter Fixed Income Opportunities Fund) that focuses on higher yielding segments of the fixed income markets (such as emerging market bonds), and an intermediate-term, core-oriented strategy (CNI Charter Intermediate Fixed Income Fund) that offers complementary exposure to our existing set of high-quality taxable bond investments by attempting to capture enhanced yields from the lower end of the investment grade spectrum.

Broad US Core fixed income markets were essentially flat for the six month period ending with the close of the first quarter, as represented by the 0.09% return delivered by the Barclays US Aggregate Index. Market participants grew increasingly more comfortable investing in risk assets moving into the new year, and with most (if not all) investment grade debt trading considerably above par, equity markets were the clear beneficiary of this relative value trade. High Yield credit extended its winning streak, with the BofA Merrill Lynch US High Yield Master II Index finishing Q1 with its sixth consecutive quarter of positive performance. This index,

CNI CHARTER FUNDS | PAGE 2

representative of non-investment grade debt, generated a return of 6.17% over the aforementioned six month period.

Fixed income strategies continue to play an important role in broadly diversified investment portfolios. With absolute yields at historically low levels, however, we expect returns on high quality fixed income investments to be relatively modest in coming quarters.

ABSOLUTE RETURN FUND

Our Multi-Asset Fund, designed to deliver positive absolute performance in excess of inflation irrespective of the market environment, generated an attractive return pattern during the trailing six month period, with only one month finishing in the red. We believe this flexible, “go-anywhere” type of strategy should continue to serve investors well going forward, as our ability to invest across a wide range of asset classes within a well-defined, conservative risk framework offers valuable diversification benefits.

EQUITY FUNDS

Equity investors benefited from improving economic conditions and an increased appetite for risk assets as 2013 began. Many of our underlying strategies are currently positioned to take advantage of an anticipated continuation of this trend, as our forward looking view has recently evolved from one of slow growth to moderate expansion.

On that note, we are very excited to offer exposure to two new equity-oriented strategies to add to our existing lineup. A dedicated emerging markets equity fund (CNI Charter Emerging Markets Fund) as well as an income-oriented equity fund (CNI Charter Dividend & Income Fund) are now available for inclusion in client portfolios in addition to our existing Funds.

As we continue to strive to provide access to only the highest quality, top-tier investment strategies, our focus on maximizing risk-adjusted returns over a long-term time horizon remains paramount.

We thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the CNI Charter Funds. We remain as committed as ever to protecting and growing your capital in a thoughtful, responsible way as we seek to carefully navigate through an ever-changing investment landscape.

Sincerely,

Bruce Simon
Chief Investment Officer
City National Asset Management, Inc.
and City National Rochdale

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market funds.

CNI Charter Funds do not generally accept investments by non-U.S. persons and may not be available in all states.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

CNI CHARTER FUNDS | PAGE 3

schedule of investments
March 31, 2013 (Unaudited)
Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [67.6%]
FAMC DN(A)
0.220%, 04/01/13	$12,927	$12,927
0.060%, 04/11/13	5,000	5,000
0.090%, 04/17/13	15,000	14,999
0.180%, 04/23/13	10,000	9,999
0.090%, 04/25/13	7,000	7,000
0.070%, 05/01/13	6,000	6,000
0.203%, 05/10/13	70,000	69,985
0.120%, 05/23/13	14,597	14,594
0.130%, 05/31/13	10,000	9,998
0.140%, 06/03/13	19,018	19,013
0.190%, 06/10/13	25,000	24,991
0.185%, 06/21/13	40,000	39,983
0.125%, 08/01/13	20,844	20,835
0.162%, 08/06/13	34,000	33,981
0.160%, 11/25/13	10,945	10,933
FFCB(B)
0.230%, 04/01/13	25,000	24,998
0.210%, 04/01/13	5,000	5,000
0.160%, 04/01/13	24,150	24,150
0.246%, 04/02/13	31,690	31,692
0.196%, 04/02/13	43,750	43,750
0.186%, 04/02/13	25,000	24,998
0.156%, 04/02/13	25,000	25,000
0.236%, 04/04/13	20,000	20,000
0.167%, 04/11/13	20,000	20,000
0.210%, 05/06/13	50,000	49,998
0.097%, 08/10/13	22,075	22,087
FFCB DN
0.150%, 06/26/13(A)	5,000	4,998
FHLB
0.230%, 04/01/13(B)	20,000	19,999
0.210%, 04/01/13(B)	25,000	24,996
0.200%, 04/01/13(B)	15,000	14,998
0.170%, 04/01/13(B)	70,000	69,999
0.160%, 04/01/13(B)	20,000	20,000
0.150%, 04/01/13(B)	70,000	70,002
0.055%, 04/09/13(B)	15,000	15,000

Description	Face Amount (000)	Value (000)
0.240%, 04/16/13	$10,000	$10,000
0.160%, 04/17/13	10,000	10,000
0.162%, 04/23/13(B)	30,000	30,000
0.230%, 04/29/13	18,715	18,716
0.230%, 05/02/13	9,500	9,501
0.150%, 05/15/13(B)	40,000	40,000
0.230%, 05/17/13	30,000	30,004
3.625%, 05/29/13	21,565	21,683
0.100%, 06/12/13(B)	20,000	20,000
1.625%, 06/14/13	26,125	26,201
1.875%, 06/21/13	5,000	5,019
0.280%, 07/26/13	5,700	5,703
0.140%, 08/28/13	25,000	24,998
0.140%, 09/05/13	25,000	24,998
4.000%, 09/06/13	6,515	6,621
4.500%, 09/16/13	12,510	12,756
3.625%, 10/18/13	20,000	20,374
FHLB DN(A)
0.092%, 04/03/13	133,300	133,299
0.010%, 04/10/13	90,000	90,000
0.085%, 04/12/13	30,000	29,999
0.165%, 04/17/13	30,000	29,998
0.081%, 05/03/13	37,200	37,197
0.090%, 05/10/13	50,000	49,995
0.114%, 05/15/13	30,000	29,996
0.120%, 06/12/13	12,800	12,797
0.121%, 06/19/13	41,370	41,359
0.120%, 07/26/13	15,000	14,994
FHLMC
1.720%, 04/11/13	5,000	5,002
0.800%, 04/19/13	10,000	10,004
4.125%, 09/27/13	11,808	12,033
FHLMC DN(A)
0.070%, 04/03/13	29,000	29,000
0.100%, 04/17/13	10,000	9,999
0.095%, 04/18/13	93,500	93,496
0.150%, 04/22/13	5,900	5,899
0.080%, 05/20/13	30,000	29,997
FNMA
3.875%, 07/12/13	31,414	31,731
0.500%, 08/09/13	6,500	6,507
1.000%, 09/23/13	5,000	5,019
1.125%, 10/08/13	15,493	15,565
FNMA DN(A)
0.065%, 04/01/13	10,000	10,000
0.100%, 04/17/13	25,000	24,999
0.120%, 05/01/13	34,445	34,442
0.085%, 05/08/13	30,000	29,998
0.100%, 06/18/13	40,000	39,991
0.123%, 07/03/13	30,555	30,545
0.150%, 08/14/13	28,567	28,551
0.150%, 08/21/13	25,000	24,985

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 4

schedule of investments
March 31, 2013 (Unaudited)
Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Private Export Funding
3.550%, 04/15/13	$8,832	$8,844
Total U.S. Government Agency Obligations (Cost $2,104,718)		2,104,718
U.S. Government Related Securities [10.4%]
Straight-A Funding
0.190%, 04/01/13	15,000	15,000
0.190%, 04/01/13	50,000	50,000
0.190%, 04/02/13	52,498	52,498
0.190%, 04/03/13	30,000	30,000
0.190%, 04/09/13	30,000	29,999
0.190%, 04/17/13	30,000	29,997
0.190%, 04/18/13	35,000	34,997
0.190%, 04/19/13	10,000	9,999
0.180%, 06/04/13	25,000	24,992
0.180%, 06/05/13	27,048	27,039
0.180%, 06/06/13	20,000	19,993
Total U.S. Government Related Securities (Cost $324,514)		324,514
U.S. Treasury Obligations [7.2%]
U.S. Treasury Notes
0.625%, 04/30/13	20,000	20,007
1.375%, 05/15/13	15,000	15,021
0.250%, 10/31/13	5,000	5,001
U.S. Treasury Bills(A)
0.074%, 04/04/13	85,000	84,999
0.065%, 04/11/13	100,000	99,998
Total U.S. Treasury Obligations (Cost $225,026)		225,026
Municipal Bonds [6.3%]
California [2.0%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.110%, 04/04/13(B) (C)	15,000	15,000
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.120%, 04/04/13(B) (C)	8,000	8,000

Description	Face Amount (000)	Value (000)
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.110%, 04/04/13(B) (C	$28,450	$28,450
Sacramento County Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.120%, 04/04/13(B) (C	9,000	9,000
Total California		60,450
New York [3.0%]
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.120%, 04/03/13(B) (C)	19,000	19,000
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.120%, 04/03/13(B) (C)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.120%, 04/03/13(B) (C)	14,100	14,100
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.120%, 04/03/13(B) (C)	7,500	7,500
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.120%, 04/03/13(B) (C)	7,900	7,900
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.120%, 04/03/13(B) (C)	20,000	20,000
Total New York		92,300
Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.150%, 04/03/13(B) (C)	13,695	13,695

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 5

schedule of investments
March 31, 2013 (Unaudited)
Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Texas Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.140%, 04/04/13(B) (C)	$13,725	$13,725
Total Texas		27,420
Washington [0.5%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.150%, 04/04/13(B) (C)	16,295	16,295
Total Municipal Bonds (Cost $196,465)		196,465

Repurchase Agreements(D) [7.9%]
Bank of America
0.120%, dated 03/28/13, repurchased on 04/01/13, repurchase price $10,000,100 (collateralized by a U.S. Treasury Note, par value $9,914,800, 1.375%, 12/31/18; with total market value $10,200,000)	10,000	10,000
Barclays
0.150%, dated 03/28/13, repurchased on 04/01/13, repurchase price $70,000,875 (collateralized by various U.S. Treasury obligations, par values ranging from $16,000,000 to $54,000,000, 0.375%, 04/15/15 to 01/15/16; with total market value $71,300,000)	70,000	70,000
Deutsche Bank
0.200%, dated 03/28/13, repurchased on 04/01/13, repurchase price $50,000,833 (collateralized by a U.S. Government obligation, par value $50,900,000, 0.375%, 12/10/14; with total market value $51,000,015)	50,000	50,000

Description	Face Amount (000)/Shares	Value (000)
Deutsche Bank
0.150%, dated 03/28/13, repurchased on 04/01/13, repurchase price $65,000,813 (collateralized by a U.S. Treasury Note, par value $66,300,000, 0.625%, 08/31/17; with total market value $66,300,001)	$65,000	$65,000
Goldman Sachs
0.180%, dated 03/28/13, repurchased on 04/01/13, repurchase price $50,000,750 (collateralized by a U.S. Government obligation, par value $51,000,000 0.500%, 01/29/16; with total market value $51,000,003)	50,000	50,000
Total Repurchase Agreements (Cost $245,000)		245,000
Short-Term Investment [0.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	9,109,709	9,110
Total Short-Term Investment (Cost $9,110)		9,110
Total Investments [99.7%] (Cost $3,104,833)		$3,104,833

Percentages are based on Net Assets of $3,113,874 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(C)	Put and Demand Feature — The date reported is the next reset date or put date.

(D)	Tri-party Repurchase Agreement.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 6

schedule of investments
March 31, 2013 (Unaudited)
Government Money Market Fund (concluded)

ABAG — Association of Bay Area Governments

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,104,718	$—	$2,104,718
U.S. Government Related Security	—	324,514	—	324,514
U.S. Treasury Obligations	—	225,026	—	225,026
Municipal Bonds	—	196,465	—	196,465
Repurchase Agreements	—	245,000	—	245,000
Short-Term Investment	9,110	—	—	9,110
Total Investments in Securities	$9,110	$3,095,723	$—	$3,104,833

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 7

schedule of investments
March 31, 2013 (Unaudited)
Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [52.2%]
Air Transportation [1.3%]
United Parcel Service(A)
0.030%, 04/03/13	$15,000	$15,000
Banks [25.6%]
ASB Finance(A)
0.469%, 05/21/13	10,000	10,001
0.270%, 04/11/13	20,000	19,998
0.230%, 08/28/13	5,000	4,995
Australia & New Zealand Banking Group(A)
0.220%, 09/12/13	10,000	9,990
0.210%, 05/03/13	10,000	9,998
0.170%, 06/03/13	15,000	14,996
Bank of Nova Scotia
0.225%, 06/05/13	10,000	9,996
Bank of Tokyo-Mitsubishi UFJ NY
0.220%, 04/03/13	7,500	7,500
BNZ International Funding(A)
0.280%, 05/09/13	10,000	9,997
0.200%, 06/06/13	15,000	14,994
Korea Development Bank NY
0.300%, 04/02/13	10,000	10,000
0.230%, 05/21/13	10,000	9,997
0.210%, 06/11/13	15,000	14,994
Macquarie Bank(A)
0.240%, 06/14/13	15,000	14,993
0.220%, 06/10/13	13,000	12,994
Mitsubishi UFJ Trust & Banking(A)
0.361%, 04/11/13	10,000	9,999
0.250%, 09/16/13	15,000	14,982
Mizuho Funding(A)
0.240%, 06/14/13	15,000	14,993
Sumitomo Corp of America
0.250%, 05/29/13	20,000	19,992
0.230%, 04/08/13	15,000	14,999

Description	Face Amount (000)	Value (000)
Sumitomo Mitsui Trust Bank Limited(A)
0.250%, 04/15/13	$10,000	$9,999
0.240%, 06/06/13	10,000	9,996
0.230%, 05/07/13	15,000	14,997
Westpac Securities NZ(A)
0.504%, 04/15/13	5,000	5,000
0.240%, 08/19/13	7,850	7,843
Total Banks		298,243
Financial Services [14.2%]
Caisse Centrale Desjardins du Quebec(A)
0.230%, 04/04/13	15,000	15,000
0.220%, 04/05/13	10,000	10,000
0.200%, 05/10/13	10,000	9,998
CPPIB Capital(A)
0.120%, 04/01/13	20,000	20,000
0.120%, 04/04/13	15,000	15,000
General Electric Capital
0.240%, 07/29/13	15,000	14,988
0.240%, 09/03/13	10,000	9,989
0.200%, 05/06/13	10,000	9,998
MetLife Short Term Funding(A)
0.130%, 04/17/13	15,000	14,999
0.130%, 04/26/13	10,000	9,999
Toyota Credit Canada
0.300%, 05/16/13	10,000	9,996
Toyota Financial Services de Puerto Rico
0.250%, 08/27/13	15,000	14,984
Toyota Motor Credit
0.190%, 04/26/13	10,000	9,999
Total Financial Services		164,950
Food, Beverage & Tobacco [0.9%]
Nestle Capital(A)
0.331%, 07/10/13	10,000	9,991
Import/Export [2.6%]
Mitsui & USA
0.220%, 05/20/13	12,000	11,996
0.190%, 05/10/13	8,000	7,998
0.190%, 05/15/13	10,000	9,998
Total Import/Export		29,992

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 8

schedule of investments
March 31, 2013 (Unaudited)
Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Investment Banker/Broker Dealer [3.0%]
AllianceBernstein(A)
0.400%, 04/10/13	$10,000	$9,999
0.370%, 05/28/13	5,000	4,997
0.350%, 04/24/13	10,000	9,998
0.340%, 06/04/13	10,000	9,994
Total Investment Banker/Broker Dealer		34,988
Medical-HMO [3.0%]
UnitedHealth Group(A)
0.350%, 06/24/13	15,000	14,988
0.310%, 05/28/13	20,000	19,990
Total Medical-HMO		34,978
Petroleum & Fuel Products [0.7%]
BP Capital Markets(A)
0.250%, 04/03/13	8,400	8,400
Schools [0.9%]
University of California
0.170%, 05/07/13	10,000	9,998
Total Commercial Paper (Cost $606,540)		606,540
Certificates of Deposit [19.9%]
Banco Del Estado De Chile
0.450%, 04/11/13	10,000	10,000
0.360%, 06/24/13	10,000	10,000
0.310%, 07/08/13	15,000	15,000
Bank of America
0.200%, 04/03/13	25,000	25,000
0.200%, 04/26/13	10,000	10,000
Bank of Montreal IL
0.200%, 04/04/13	10,000	10,000
0.308%, 05/01/13	15,000	15,000
0.210%, 07/08/13	6,750	6,750
Bank of Nova Scotia
0.605%, 04/05/13	8,000	8,001
0.230%, 08/02/13	15,000	15,000
Bank of Tokyo-Mitsubishi UFJ NY
0.830%, 04/12/13	2,500	2,500
Canadian Imperial Bank of Commerce NY
0.520%, 04/04/13	9,700	9,700
Mizuho Corporate Bank
0.270%, 04/10/13	20,000	20,001
Norinchukin Bank
0.260%, 04/30/13	10,000	10,000

Description	Face Amount (000)	Value (000)
0.250%, 05/06/13	$15,000	$15,000
0.250%, 06/10/13	10,000	10,000
Royal Bank of Canada NY
0.480%, 06/28/13	4,000	4,003
Toronto-Dominion Bank
0.302%, 04/22/13	10,000	10,000
0.190%, 05/07/13	15,000	15,000
0.240%, 09/25/13	10,000	10,000
Total Certificates of Deposit (Cost $230,955)		230,955
Municipal Bonds [7.8%]
California [2.3%]
California State, Ser A-2, RB
2.500%, 06/20/13	10,000	10,045
Los Angeles, Department of Water & Power, Ser B-3, RB
0.150%, 04/01/13(B) (C) (D)	16,340	16,340
Total California		26,385
Illinois [1.2%]
Chicago, Midway Airport Authority, Ser B, RB, AMT
0.170%, 04/01/13(B) (C) (D)	14,500	14,500
Massachusetts [1.4%]
Massachusetts State, Health & Educational Facilities Authority, Childrens Hospital Project, Ser N-4, RB
0.140%, 04/01/13(B) (C) (D)	16,100	16,100
North Carolina [1.4%]
Charlotte, Water and Sewer System, Ser B, RB
0.130%, 04/04/13(B)(D)	16,300	16,300
Ohio [1.5%]
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
0.140%, 04/01/13(B)(D)	17,485	17,485
Total Municipal Bonds (Cost $90,770)		90,770

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 9

schedule of investments
March 31, 2013 (Unaudited)
Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Corporate Bond [1.3%]
Banks [1.3%]
National Australia Bank
0.366%, 05/04/13(B)	$15,000	$15,000
Total Corporate Bond (Cost $15,000)		15,000
U.S. Government Agency Obligation [0.9%]
FHLB
0.170%, 04/01/13(B)	10,000	10,000
Total U.S. Government Agency Obligation (Cost $10,000)		10,000
U.S. Government Related Security [0.4%]
Straight-A Funding
0.190%, 04/01/13	5,000	5,000
Total U.S. Government Related Security (Cost $5,000)		5,000

Repurchase Agreements(E) [15.8%]
Bank of America
0.120%, dated 03/28/13, repurchased on 04/01/13, repurchase price $10,000,100 (collateralized by a U.S. Treasury Note, par value $9,914,800, 1.375%, 12/31/18; with total market value $10,200,000)	10,000	10,000
Barclays
0.150%, dated 03/28/13, repurchased on 04/01/13, repurchase price $49,000,613 (collateralized by various U.S. Treasury Notes, par values ranging from $21,100,000 to $28,700,000, 0.375% - 0.750%, 01/15/16 to 06/30/17; with total market value $49,800,001)	49,000	49,000
Deutsche Bank
0.150%, dated 03/28/13, repurchased on 04/01/13, repurchase price $75,000,938 (collateralized by a U.S. Treasury Note, par value $72,600,000, 2.125%, 12/31/15; with total market value $76,500,001)	75,000	75,000

Description	Face Amount (000)/Shares	Value (000)
Goldman Sachs
0.180%, dated 03/28/13, repurchased on 04/01/13, repurchase price $50,000,750 (collateralized by a U.S. Government obligation, par value $51,000,000, 0.500%, 01/29/16; with total market value $51,000,000)	$50,000	$50,000
Total Repurchase Agreements (Cost $184,000)		184,000
Short-Term Investment [2.1%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	24,563,096	24,563
Total Short-Term Investment (Cost $24,563)		24,563
Total Investments [100.4%] (Cost $1,166,828)		$1,166,828

Percentages are based on Net Assets of $1,161,680 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $409,118 ($ Thousands), representing 35.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(D)	Put and Demand Feature — The date reported is the next reset date or put date.

(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FHLB — Federal Home Loan Bank

HMO — Health Maintenance Organization

RB — Revenue Bond

Ser — Series

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 10

schedule of investments
March 31, 2013 (Unaudited)
Prime Money Market Fund (concluded)

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$606,540	$—	$606,540
Certificates of Deposit	—	230,955	—	230,955
Municipal Bonds	—	90,770	—	90,770
Corporate Bond	—	15,000	—	15,000
U.S. Government Agency Obligation	—	10,000	—	10,000
U.S. Government Related Security	—	5,000	—	5,000
Repurchase Agreements	—	184,000	—	184,000
Short-Term Investment	24,563	—	—	24,563
Total Investments in Securities	$24,563	$1,142,265	$—	$1,166,828

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 11

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [83.7%]
California [79.2%]
Bay Area Toll Authority, Ser A-2, RB
0.090%, 04/04/13(A) (B) (C)	$5,000	$5,000
Bay Area Toll Authority, Ser C-1, RB
0.090%, 04/04/13(A) (B) (C)	12,350	12,350
Bay Area Toll Authority, Ser C-1, RB
0.090%, 04/04/13(A) (B) (C)	14,445	14,445
Bay Area Toll Authority, Ser C-2, RB
0.090%, 04/04/13(A) (B) (C)	4,190	4,190
California State, Economic Recovery Project, Ser C-1, GO
0.110%, 04/01/13(A) (B) (C)	31,035	31,035
California State, GO
Pre-Refunded @ 100
5.000%, 08/01/13(D)	4,240	4,308
California State, Health Facilities Financing Authority, City of Hope Project, Ser B, RB
0.100%, 04/03/13(A) (C)	10,000	10,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.100%, 04/03/13(A) (B) (C)	6,750	6,750
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.100%, 04/03/13(A) (B) (C)	3,500	3,500

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Kaiser Permanente, Ser C, RB
0.108%, 04/03/13(A) (C)	$20,885	$20,885
California State, Health Facilities Financing Authority, Ser A, RB
0.100%, 04/03/13(A) (B) (C)	2,085	2,085
California State, Health Facilities Financing Authority, Ser B, RB
0.110%, 04/03/13(A) (B) (C)	15,110	15,110
California State, Health Facilities Financing Authority, Ser C, RB
0.110%, 04/03/13(A) (B) (C)	8,650	8,650
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.110%, 04/01/13(A) (B) (C)	1,400	1,400
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.170%, 12/05/13(C)	18,550	18,550
California State, Health Facilities Financing Authority, Stanford Hospital, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/15/13(D)	1,900	1,956
California State, Infrastructure & Economic Development Bank, Pacific Gas & Electric Project, Ser B, RB
0.110%, 04/01/13(A) (B) (C)	16,315	16,315
California State, Kindergarten Project, Ser A-1, GO
0.150%, 04/01/13(A) (B) (C)	6,805	6,805
California State, Kindergarten Project, Ser A-2, GO
0.100%, 04/01/13(A) (B) (C)	8,250	8,250
California State, Kindergarten Project, Ser A-3, GO
0.110%, 04/01/13(A) (B) (C)	5,760	5,760
California State, Kindergarten Project, Ser A-8, GO
0.110%, 04/04/13(A) (B) (C)	11,400	11,400
California State, Municipal Finance Authority, RB
0.110%, 04/01/13(A) (C)	13,000	13,000
California State, Ser A, GO
0.110%, 04/03/13(A) (B) (C)	1,500	1,500
California State, Ser A-2, GO
0.100%, 04/01/13(A) (B) (C)	1,100	1,100

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 12

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Ser A-2, GO
0.110%, 04/03/13(A) (B) (C)	$2,000	$2,000
California State, Ser A-2, RB
2.500%, 06/20/13	22,540	22,643
California State, Ser B-1, GO
0.050%, 04/01/13(A) (B) (C)	5,200	5,200
California State, Ser B-4, GO
0.110%, 04/03/13(A) (B) (C)	15,000	15,000
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
0.110%, 04/03/13(A) (C)	5,000	5,000
California Statewide, Communities Development Authority, Kaiser Permanente, Ser D, RB
0.110%, 04/03/13(A) (C)	16,500	16,500
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.130%, 04/04/13(A) (B) (C)	3,000	3,000
Eastern Municipal Water District, Ser C, COP
0.100%, 04/03/13(A) (C)	3,200	3,200
Eastern Municipal Water District, Ser D, COP
0.100%, 04/03/13(A) (C)	12,375	12,375
Elsinore Valley, Municipal Water District, Ser A, COP
0.150%, 04/03/13(A) (B) (C)	3,335	3,335
Elsinore Valley, Municipal Water District, Ser B, COP
0.140%, 04/03/13(A) (B) (C)	14,400	14,400
Golden State Tobacco Securitization, Ser A-2, RB
Pre-Refunded @ 100
7.900%, 06/01/13(D)	2,000	2,026
Golden State, Tobacco Securitization, Ser A-4, RB
Pre-Refunded @ 100
7.800%, 06/01/13(D)	3,600	3,646
Golden State, Tobacco Securitization, Ser B, RB
Pre-Refunded @ 100
5.500%, 06/01/13(D)	4,915	4,959
Golden State, Tobacco Securitization, Ser B, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/13(D)	2,540	2,560

Description	Face Amount (000)	Value (000)
Golden State, Tobacco Securitization, Ser B, RB, FGIC
Pre-Refunded @ 100
5.500%, 06/01/13(D)	$1,000	$1,009
Golden State, Tobacco Settlement, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13(D)	1,135	1,147
Golden State, Tobacco Settlement, Ser A-3, RB
Pre-Refunded @ 100
7.875%, 06/01/13(D)	2,170	2,198
Golden State, Tobacco Settlement, Ser B, RB
Pre-Refunded @ 100
5.625%, 06/01/13(D)	11,430	11,534
Golden State, Tobacco Settlement, Ser B, RB
Pre-Refunded @ 100
5.500%, 06/01/13(D)	9,300	9,382
Kern County, TRAN
2.500%, 06/28/13	10,000	10,055
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.140%, 04/04/13(A) (C)	1,040	1,040
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB
0.140%, 04/01/13(A) (C)	25,500	25,500
Los Angeles, Department of Water & Power, Ser A-3, RB
0.090%, 04/04/13(A) (C)	2,500	2,500
Los Angeles, Department of Water & Power, Ser A-8, RB
0.110%, 04/04/13(A) (C)	3,000	3,000
Los Angeles, Department of Water & Power, Ser B-1, RB
0.100%, 04/04/13(A) (C)	6,200	6,200
Los Angeles, Department of Water & Power, Ser B-2, RB
0.120%, 04/01/13(A) (C)	13,500	13,500
Los Angeles, Department of Water & Power, Ser B-3, RB
0.150%, 04/01/13(A) (C)	2,060	2,060
Los Angeles, Department of Water & Power, Ser B-4, RB
0.100%, 04/04/13(A) (C)	9,075	9,075
Los Angeles, Department of Water & Power, Ser B-6, RB
0.100%, 04/01/13(A) (C)	2,600	2,600

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 13

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/13(D)	$18,305	$18,524
Metropolitan Water District of Southern California, Ser A-1, RB
0.120%, 04/04/13(A) (C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-2, RB
0.120%, 04/04/13(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.120%, 04/04/13(A) (C)	10,000	10,000
Modesto, Water Revenue, Ser A, RB
0.110%, 04/04/13(A) (B) (C)	4,800	4,800
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB
0.090%, 04/03/13(A) (C)	14,200	14,200
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB, FHLMC
0.110%, 04/04/13(A) (C)	10,000	10,000
Orange County, Water District Authority, Ser A, COP
0.120%, 04/03/13(A) (B) (C)	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP
0.100%, 04/03/13(A) (B) (C)	5,700	5,700
Riverside County, Water Authority, Ser A, RB
0.170%, 04/04/13(C)	16,375	16,375
Sacramento County, Sanitation District Financing Authority, Ser E, RB
0.110%, 04/03/13(A) (B) (C)	6,700	6,700
San Bernardino County, Ser A, TRAN
2.000%, 06/28/13	4,000	4,017
San Diego County, Regional Transportation Commission, Ser B, RB
0.110%, 04/04/13(A) (C)	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB
0.100%, 04/04/13(A) (C)	10,890	10,890

Description	Face Amount (000)	Value (000)
San Francisco City & County, Airports Commission, Ser 37C, RB
0.120%, 04/03/13(A) (B) (C)	$15,900	$15,900
Santa Barbara County, Ser A, RB
2.000%, 06/28/13	5,000	5,022
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.140%, 04/03/13(A) (C)	14,820	14,820
Santa Clara Valley, Transportation Authority, Ser C, RB
0.110%, 04/04/13(A) (C)	995	995
Santa Clara Valley, Transportation Authority, Ser C, RB
0.100%, 04/04/13(A) (C)	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser D, RB
0.110%, 04/04/13(A) (C)	22,800	22,800
Southern California, Public Power Authority, Ser A-1, RB
0.110%, 04/03/13(A) (B) (C)	19,400	19,400
Southern California, Public Power Authority, Ser A-2, RB
0.110%, 04/03/13(A) (B) (C)	8,900	8,900
State of California, Ser A-5, GO
0.050%, 04/01/13(A) (B) (C)	15,800	15,800
State of California, Ser C-2, GO
0.060%, 04/01/13(A) (B) (C)	2,300	2,300
Ventura County, TRAN
2.500%, 07/01/13	5,000	5,029
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,625	1,650
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	2,090	2,123
West Basin, Municipal Water District, Ser A, COP, NATL-RE
Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,345	1,365
Total California		725,828

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 14

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
New York [3.3%]
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.130%, 04/01/13(A) (C)	$30,010	$30,010
Texas [1.2%]
Lower Neches Valley Authority Industrial Development, Ser A, RB
0.070%, 04/01/13(A) (C)	11,000	11,000
Total Municipal Bonds (Cost $766,838)		766,838
Commercial Paper [13.8%]
California [13.8%]
California State
0.140%, 05/22/13	15,000	15,000
City & County of San Francisco
0.150%, 05/16/13	10,000	10,000
0.140%, 05/16/13	29,855	29,855
Sacramento Municipal Utility District
0.140%, 06/06/13	15,000	15,000
San Diego Water Authority
0.140%, 07/02/13	13,100	13,100
0.140%, 07/09/13	6,000	6,000
0.130%, 06/03/13	10,000	10,000
Santa Clara Valley Water District
0.140%, 06/03/13	4,090	4,090
State of California
0.130%, 04/04/13	10,000	10,000
University of California
0.140%, 05/03/13	10,000	10,000
0.110%, 04/04/13	3,400	3,400
Total California		126,445
Total Commercial Paper (Cost $126,445)		126,445
Total Investments [97.5%] (Cost $893,283)		$893,283

Percentages are based on Net Assets of $916,044 ($ Thousands).

(A)	Put and Demand Feature — The date reported is the next reset or put date.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TRAN — Tax and Revenue Anticipation Note

As of March 31, 2013, all of the Fund’s investments are Level 2.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 15

schedule of investments
March 31, 2013 (Unaudited)
Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [37.5%]
Banks [19.9%]
Barclays Bank, MTN
2.385%, 03/10/17(A)	$545	$574
Citigroup
5.850%, 08/02/16	1,075	1,225
Commonwealth Bank of Australia, MTN
0.750%, 10/28/13(A) (B)	1,100	1,102
Goldman Sachs Group
5.125%, 01/15/15	1,100	1,175
JPMorgan Chase
6.000%, 01/15/18	955	1,135
Morgan Stanley
5.375%, 10/15/15	1,100	1,201
National Australia Bank, MTN
2.750%, 03/09/17	1,125	1,184
National Bank of Canada
1.500%, 06/26/15	905	919
Wachovia
5.750%, 06/15/17	1,100	1,293
Total Banks		9,808
Computer System Design & Services [0.3%]
IBM
2.100%, 05/06/13	140	140
Financial Services [5.5%]
Caterpillar Financial Services, MTN
1.625%, 06/01/17	545	554
Daimler Finance North America
6.500%, 11/15/13	940	975

Description	Face Amount (000)	Value (000)
General Electric Capital
2.950%, 05/09/16	$1,100	$1,163
Total Financial Services		2,692
Food, Beverage & Tobacco [4.7%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,100	1,182
Bottling Group
6.950%, 03/15/14	1,100	1,166
Total Food, Beverage & Tobacco		2,348
Investment Banker/Broker Dealer [2.2%]
Merrill Lynch, MTN
6.400%, 08/28/17	940	1,103
Oil, Gas & Consumable Fuels [2.6%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	1,100	1,278
Telephones & Telecommunications [2.3%]
AT&T
2.400%, 08/15/16	1,100	1,147
Total Corporate Bonds (Cost $18,311)		18,516
U.S. Government Agency Obligations [31.4%]
FHLMC
4.375%, 07/17/15	1,800	1,965
1.250%, 05/12/17	1,800	1,839
1.000%, 07/30/14	1,200	1,213
1.000%, 09/29/17	940	947
FNMA
5.000%, 03/15/16	1,800	2,041
1.000%, 10/16/17	1,300	1,301
0.500%, 07/02/15	4,000	4,013
0.500%, 07/30/15	2,150	2,152
Total U.S. Government Agency Obligations (Cost $15,382)		15,471
U.S. Government Mortgage-Backed Obligations [15.4%]
FHLMC, Pool G12806
5.500%, 09/01/22	89	95
FHLMC, Pool G18247
5.000%, 04/01/23	54	57

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 16

schedule of investments
March 31, 2013 (Unaudited)
Limited Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool G18251
5.000%, 05/01/23	$85	$91
FHLMC, Pool G18321
4.500%, 08/01/24	43	46
FHLMC, Pool J04241
5.500%, 01/01/22	32	35
FHLMC, Pool J04459
5.000%, 03/01/22	52	56
FHLMC, Pool J04508
5.000%, 03/01/22	75	80
FHLMC, Pool J07575
5.000%, 04/01/23	43	46
FHLMC REMIC, Ser 2004-2825, Cl VP
5.500%, 06/15/15	2,721	2,811
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	764	791
FHLMC REMIC, Ser 2012-4077, Cl BA
2.000%, 05/15/42	509	521
FNMA, Pool 837196
5.500%, 02/01/21	90	98
FNMA, Pool 933915
4.500%, 06/01/23	72	78
FNMA, Pool 961783
4.500%, 02/01/23	90	97
FNMA REMIC, Ser 2010-39, Cl PD
3.000%, 06/25/38	740	759
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	528	542
FNMA REMIC, Ser 2012-1, Cl AE
1.750%, 12/25/21	437	450
GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	909	958
Total U.S. Government Mortgage-Backed Obligations (Cost $7,487)		7,611
U.S. Treasury Obligations [7.2%]
U.S. Treasury Bond
2.375%, 09/30/14	1,400	1,445
U.S. Treasury Notes
4.250%, 08/15/15	560	612
0.250%, 06/30/14	1,500	1,501
Total U.S. Treasury Obligations (Cost $3,525)		3,558

Description	Face Amount (000)/Shares	Value (000)
Municipal Bonds [4.1%]
California [4.1%]
Southern California, Public Power Authority, Ser B, RB, AGM, ETM
6.930%, 05/15/17	$1,195	$1,472
University of California, RB
1.988%, 06/14/13(A)	545	546
Total California		2,018
Total Municipal Bonds (Cost $1,931)		2,018
Sovereign Debt [2.3%]
Province of Ontario, Canada
1.600%, 09/21/16	1,100	1,132
Total Sovereign Debt (Cost $1,118)		1,132
Asset-Backed Security [0.1%]
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	67	67
Total Asset-Backed Security (Cost $67)		67
Short-Term Investments [1.3%]
CNI Government Money Market Fund, Cl I, 0.010%*†	326,895	327
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	326,895	327
Total Short-Term Investments (Cost $654)		654
Total Investments [99.3%] (Cost $48,475)		$49,027
See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 17

schedule of investments
March 31, 2013 (Unaudited)
Limited Maturity Fixed Income Fund (concluded)

Percentages are based on Net Assets of $49,366 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $1,102 ($ Thousands), representing 2.2% of the net assets of the Fund.

AGM — Assured Guarantee Municipal

Cl — Class

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,516	$—	$18,516
U.S. Government Agency Obligations	—	15,471	—	15,471
U.S. Government Mortgage-Backed Obligations	—	7,611	—	7,611
U.S. Treasury Obligations	—	3,558	—	3,558
Municipal Bonds	—	2,018	—	2,018
Sovereign Debt	—	1,132	—	1,132
Asset-Backed Security	—	67	—	67
Short-Term Investments	654	—	—	654
Total Investments in Securities	$654	$48,373	$—	$49,027

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 18

schedule of investments
March 31, 2013 (Unaudited)
Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations [50.1%]
FHLMC REMIC, Ser 2010-3775, Cl MH
4.000%, 12/15/40	$6,248	$6,732
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	4,607	4,828
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	6,772	7,313
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	3,031	3,138
FHLMC REMIC, Ser 2012-4020, Cl EJ
3.000%, 02/15/42	4,350	4,526
FHLMC REMIC, Ser 2012-4021, Cl P
3.000%, 03/15/27	5,934	6,215
FHLMC REMIC, Ser 2012-4077, Cl BA
2.000%, 05/15/42	7,609	7,788
FNMA, Pool 735288
5.000%, 03/01/35	4,831	5,255
FNMA ARM, Pool 766620
2.768%, 03/01/34(A)	245	262
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,297	1,298
FNMA REMIC, Ser 2011-79, Cl GC,
2.000%, 12/25/22	4,571	4,693
FNMA REMIC, Ser 2011-99, Cl AV
4.000%, 08/25/24	7,262	7,750
FNMA REMIC, Ser 2012-32, Cl DE
3.000%, 12/25/26	7,195	7,508
GNMA
8.000%, 08/15/22	9	11
7.500%, 06/15/24	2	2
7.500%, 05/15/26	3	3
7.500%, 04/15/32	29	32
7.000%, 12/15/16	5	6
6.000%, 01/15/29	5	6

Description	Face Amount (000)	Value (000)
GNMA ARM
1.750%, 04/20/35(A)	$348	$365
1.750%, 08/20/35	73	77
GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	5,680	5,898
GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	6,294	6,651
GNMA CMO, Ser 2012-43, Cl HA
3.500%, 06/20/40	7,611	8,048
Total U.S. Government Mortgage-Backed Obligations (Cost $87,593)		88,405
U.S. Government Agency Obligations [39.2%]
Egypt Government AID Bond
4.450%, 09/15/15	8,000	8,780
FAMC, MTN
3.250%, 06/25/14	7,000	7,247
FHLB
3.250%, 09/12/14	3,000	3,130
1.000%, 06/09/17	7,000	7,069
0.683%, 04/08/14(A)	8,000	8,040
FHLMC
1.000%, 09/29/17	4,000	4,028
FNMA
1.000%, 10/16/17	7,000	7,008
Israel Government AID Bond
4.193%, 05/15/20(B)	15,528	13,807
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,967
Total U.S. Government Agency Obligations (Cost $65,835)		69,076
U.S. Treasury Obligations [5.5%]
U.S. Treasury Notes
1.375%, 11/30/15	5,500	5,652
1.250%, 02/15/14	4,000	4,038
Total U.S. Treasury Obligations (Cost $9,470)		9,690

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 19

schedule of investments
March 31, 2013 (Unaudited)
Government Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [5.1%]
CNI Charter Government Money Market Fund, Cl I, 0.010%*†	4,513,798	$4,514
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	4,513,798	4,514
Total Short-Term Investments (Cost $9,028)		9,028
Total Investments [99.9%] (Cost $171,926)		$176,199

Percentages are based on Net Assets of $176,346 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FAMC — Federal Agriculture Mortgage Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$88,405	$—	$88,405
U.S. Government Agency Obligations	—	69,076	—	69,076
U.S. Treasury Obligations	—	9,690	—	9,690
Short-Term Investments	9,028	—	—	9,028
Total Investments in Securities	$9,028	$167,171	$—	$176,199

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 20

schedule of investments
March 31, 2013 (Unaudited)
Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [88.3%]
Banks [6.3%]
Barclays Bank
2.385%, 03/10/17(A)	$1,950	$2,053
Deutsche Bank, MTN
3.875%, 08/18/14	853	888
JPMorgan Chase
6.000%, 10/01/17	2,390	2,816
Nordea Bank
2.250%, 03/20/15(B)	500	514
Wachovia Bank, MTN
4.800%, 11/01/14	2,179	2,316
Total Banks		8,587
Broadcasting & Cable [0.8%]
Time Warner Cable
5.850%, 05/01/17	1,000	1,161
Coatings/Paint [1.1%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,509
Computer System Design & Services [3.2%]
Cisco Systems
5.500%, 02/22/16	1,250	1,420

Description	Face Amount (000)	Value (000)
Dell
5.625%, 04/15/14	$1,000	$1,044
2.300%, 09/10/15	1,000	1,002
NetApp
2.000%, 12/15/17	1,000	1,006
Total Computer System Design & Services		4,472
Diversified Metals & Mining [3.5%]
BHP Billiton
5.250%, 12/15/15	2,377	2,660
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	1,007
Rio Tinto
2.250%, 09/20/16	1,100	1,141
Total Diversified Metals & Mining		4,808
Diversified Minerals [1.7%]
Teck Resources
3.150%, 01/15/17	1,250	1,302
2.500%, 02/01/18	1,000	1,009
Total Diversified Minerals		2,311
Diversified Operations [2.0%]
3M, MTN
4.375%, 08/15/13	500	508
Siemens
5.750%, 10/17/16(B)	2,000	2,310
Total Diversified Operations		2,818
Drugs [3.0%]
AbbVie
1.200%, 11/06/15(B)	1,000	1,008
Wyeth
5.500%, 02/15/16	2,750	3,124
Total Drugs		4,132
Electric Utilities [2.5%]
American Electric Power
1.650%, 12/15/17	1,000	1,003
Commonwealth Edison
6.950%, 07/15/18	1,000	1,230

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 21

schedule of investments
March 31, 2013 (Unaudited)
Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Exelon
4.900%, 06/15/15	$1,138	$1,232
Total Electric Utilities		3,465
Financial Services [19.9%]
American Express Credit
2.800%, 09/19/16	2,600	2,753
American Honda Finance
1.600%, 02/16/18(B)	1,000	1,012
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,131
CME Group
5.400%, 08/01/13	95	97
Countrywide Financial
6.250%, 05/15/16	1,200	1,337
Daimler Finance North America (B)
2.300%, 01/09/15	1,350	1,380
1.875%, 09/15/14	1,000	1,015
Ford Motor Credit
8.000%, 12/15/16	1,000	1,199
2.375%, 01/16/18	1,000	994
General Electric Capital
2.150%, 01/09/15	3,000	3,076
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,074
HSBC Finance
5.250%, 04/15/15	1,250	1,348
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,029
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,498
Penske Truck Leasing (B)
3.750%, 05/11/17	750	803
3.125%, 05/11/15	500	517
VW Credit, MTN
1.875%, 10/13/16	3,000	3,055
Western Union
5.930%, 10/01/16	1,000	1,104
Total Financial Services		27,422
Food, Beverage & Tobacco [3.3%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,284
Bottling Group
6.950%, 03/15/14	1,000	1,060
5.500%, 04/01/16	1,000	1,137

Description	Face Amount (000)	Value (000)
Dr Pepper Snapple Group
2.900%, 01/15/16	$1,000	$1,054
Total Food, Beverage & Tobacco		4,535
Home Decoration Products [0.4%]
Newell Rubbermaid
2.000%, 06/15/15	500	509
Internet Security [0.8%]
Symantec
2.750%, 09/15/15	1,000	1,034
Investment Banker/Broker Dealer [5.1%]
Credit Suisse
5.500%, 08/15/13	1,250	1,273
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,903
Jefferies Group
8.500%, 07/15/19	1,370	1,706
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,194
Total Investment Banker/Broker Dealer		7,076
Medical Products & Services [2.0%]
Genentech
4.750%, 07/15/15	2,500	2,724
Medical-HMO [0.9%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,302
Petroleum & Fuel Products [9.5%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,056
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,324
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,163
Shell International Finance
3.250%, 09/22/15	2,500	2,668
Spectra Energy
5.500%, 03/01/14	615	640
Total Capital International
1.500%, 02/17/17	2,980	3,031

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 22

schedule of investments
March 31, 2013 (Unaudited)
Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Transocean
6.000%, 03/15/18	$1,000	$1,133
Total Petroleum & Fuel Products		13,015
Real Estate Investment Trusts [4.3%]
HCP
5.650%, 12/15/13	500	517
5.625%, 05/01/17	500	575
Health Care
4.700%, 09/15/17	1,000	1,121
Kimco Realty
6.875%, 10/01/19	1,080	1,369
Simon Property Group
6.100%, 05/01/16	2,000	2,285
Total Real Estate Investment Trusts		5,867
Retail [6.4%]
Lowe's
6.100%, 09/15/17	3,000	3,610
McDonald's, MTN
0.750%, 05/29/15	1,000	1,005
Tesco
2.000%, 12/05/14(B)	2,000	2,037
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,096
Total Retail		8,748
Security Brokers & Dealers [2.7%]
Citigroup
5.850%, 08/02/16	980	1,116
5.500%, 02/15/17	250	278
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,328
Total Security Brokers & Dealers		3,722
Telephones & Telecommunications [8.9%]
AT&T
5.100%, 09/15/14	2,000	2,127
2.400%, 08/15/16	1,870	1,950
Motorola Solutions
6.000%, 11/15/17	1,000	1,171
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,109
Verizon Communications
5.550%, 02/15/16	2,195	2,476

Description	Face Amount (000)/Shares	Value (000)
Vivendi
3.450%, 01/12/18(B)	$1,000	$1,035
Vodafone Group
5.000%, 09/15/15	2,250	2,473
Total Telephones & Telecommunications		12,341
Total Corporate Bonds (Cost $116,745)		121,558
U.S. Government Mortgage-Backed Obligations [2.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	166	179
GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	2,463	2,595
Total U.S. Government Mortgage-Backed Obligations (Cost $2,747)		2,774
Unaffiliated Registered Investment Company [1.9%]
Vanguard High-Yield Corporate Fund	427,350	2,620
Total Unaffiliated Registered Investment Company (Cost $2,500)		2,620
Sovereign Debt [1.1%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,040
United Mexican States, MTN
5.875%, 01/15/14	450	467
Total Sovereign Debt (Cost $1,451)		1,507
Municipal Bond [0.2%]
California [0.2%]
California State, GO
5.700%, 11/01/21	185	224
Total Municipal Bond (Cost $188)		224
Commercial Paper [2.9%]
Deutsche Bank Financial
0.190%, 04/26/13	2,000	1,999

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 23

schedule of investments
March 31, 2013 (Unaudited)
Corporate Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
MetLife Short Term Funding(B)
0.140%, 04/26/13	$2,000	$2,000
Total Commercial Paper (Cost $3,999)		3,999
Repurchase Agreement(C) [2.2%]
Barclays
0.150%, dated 03/28/13, repurchased on 04/01/13, repurchase price $3,000,038 (collateralized by a U.S. Treasury Note, par value $3,005,600, 0.750%, 06/30/17; with total market value $3,054,573)	3,000	3,000
Total Repurchase Agreement (Cost $3,000)		3,000
Short-Term Investments [0.3%]
CNI Prime Money Market Fund, Cl I, 0.030%*†	231,079	231
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	231,079	231
Total Short-Term Investments (Cost $462)		462
Total Investments [98.9%] (Cost $131,092)		$136,144

Percentages are based on Net Assets of $137,592 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)	Floating Rate Security - The rate reported is the rate in effect on March 31, 2013.

(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $23,099 ($ Thousands), representing 16.8% of the net assets of the Fund.

(C)	Tri-party Repurchase Agreement

Cl — Class

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HMO — Health Maintenance Organization

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$121,558	$—	$121,558
U.S. Government Mortgage-Backed Obligations	—	2,774	—	2,774
Unaffiliated Registered Investment Company	2,620	—	—	2,620
Sovereign Debt	—	1,507	—	1,507
Municipal Bond	—	224	—	224
Commercial Paper	—	3,999	—	3,999
Repurchase Agreement	—	3,000	—	3,000
Short-Term Investments	462	—	—	462
Total Investments in Securities	$3,082	$133,062	$—	$136,144

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 24

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [99.4%]
Arizona [1.2%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$797
California [96.6%]
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	860	911
Beverly Hills Community Facilities District 2002-A
4.000%, 09/01/22	250	277
California State Public Works Board, Ser A, RB
3.000%, 03/01/21	1,000	1,051
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,020
California State, Economic Recovery Authority, Ser B, GO
4.000%, 07/01/23(A)	750	784
California State, Educational Facilities Authority, Loyola Marymount, RB
4.000%, 10/01/13	500	509

Description	Face Amount (000)	Value (000)
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	$350	$366
California State, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,000	1,209
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,625
California State, GO
Callable 05/03/13 @ 100
5.000%, 02/01/18	175	176
California State, GO
4.000%, 02/01/18	1,000	1,135
California State, GO
4.000%, 02/01/19	1,000	1,143
California State, GO
5.000%, 09/01/20	1,000	1,219
California State, GO
5.000%, 09/01/21	1,200	1,468
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,229
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 10/01/15	450	498
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/17	500	595
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 11/15/17	375	440
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 07/01/18	500	587
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/18	125	152
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 05/03/13 @ 100
5.250%, 03/01/18	155	156

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 25

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	$850	$959
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	202
California State, Public Works Board, Ser A, RB
4.000%, 04/01/17	500	559
California State, Public Works Board, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	295
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,142
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	799
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,118
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	250	301
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
3.900%, 08/01/31(A)	625	648
California Statewide, Communities Development Authority, Ser A, RB
5.000%, 08/15/18	200	238
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	388
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	306

Description	Face Amount (000)	Value (000)
Contra Costa Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	$1,000	$1,209
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	566
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	578
Gilroy, Unified School District, GO
3.400%, 04/01/13(B)	500	500
Gilroy, Unified School District, GO, NATL-RE FGIC(C)
Pre-Refunded @ 100
5.250%, 08/01/13	800	813
Golden State, Tobacco Settlement, Enhanced-Asset Backed, Ser A, RB, AMBAC
Callable 04/18/13 @ 100
5.000%, 06/01/20	500	503
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	209
Los Angeles County, Metropolitan Transportation Authority, RB
Callable 07/01/19 @ 100
5.000%, 07/01/23	350	420
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	212
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	183
Los Angeles Department of Water & Power, Ser A, RB
5.000%, 07/01/19	500	610
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	616
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,085

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 26

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Water & Power, Ser B-3, RB
Callable 05/01/13 @ 100
0.060%, 07/01/34(A)	$1,000	$1,000
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	647
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 05/03/13 @ 100
5.500%, 06/01/18	500	502
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	301
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	545
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	175
Los Angeles, Unified School District, Ser E, GO, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/19	500	580
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,183
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	870
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,165
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/21	310	378
Mount San Antonio, Community College District, GO
3.126%, 05/01/15(B)	635	626
Mountain View, School District Community Facilities District, GO, NATL-RE
2.000%, 08/01/16(B)	100	92
M-S-R, Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	596

Description	Face Amount (000)	Value (000)
Oakland-Alameda County Coliseum Authority, Ser A, RB
5.000%, 02/01/20	$795	$938
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,206
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	543
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	561
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	501
Riverside County, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,822
Sacramento County Sanitation Districts Financing Authority, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/22	900	1,103
Sacramento County, Sanitation Districts Financing Authority, Ser A, RB, NATL-RE FGIC
5.250%, 12/01/23	650	817
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	455
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 05/03/13 @ 100
4.750%, 05/01/17	525	526
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	115	120
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	326
San Diego, Public Facilities Financing Authority Sewer Revenue, Ser A, RB
Callable 05/15/20 @ 100
5.250%, 05/15/24	500	599

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 27

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	$750	$790
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	578
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	517
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	839
San Francisco City & County, Public Utilities Commission Water Revenue, Ser D, RB
4.000%, 11/01/19	1,000	1,157
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	308
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	589
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	508
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	606
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	603
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	923
San Mateo, Unified High School District, GO
1.050%, 02/15/15(B)	1,000	990

Description	Face Amount (000)	Value (000)
Santa Clara County, Financing Authority, RB
5.000%, 02/01/20	$500	$588
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	308
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	710
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,407
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	654
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	282
University of California, Ser A, RB, AMBAC(C)
Pre-Refunded @ 100
5.125%, 05/15/13	470	473
University of California, Ser A, RB, AMBAC(C)
Pre-Refunded @ 100
5.125%, 05/15/13	40	40
University of California, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	603
Ventura County Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	570
Total California		63,229
New York [0.6%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	370	380
Puerto Rico [1.0%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	145

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 28

schedule of investments
March 31, 2013 (Unaudited)
California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	$475	$509
Total Puerto Rico		654
Total Municipal Bonds (Cost $63,156)		65,060
Short-Term Investment [2.0%]
CNI Charter California Tax Exempt Money Market Fund, Cl S, 0.010%*†	1,307,362	1,307
Total Short-Term Investment (Cost $1,307)		1,307
Total Investments [101.4%] (Cost $64,463)		$66,367

Percentages are based on Net Assets of $65,453 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

EPA — Environmental Protection Agency

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$65,060	$—	$65,060
Short-Term Investment	1,307	—	—	1,307
Total Investments in Securities	$1,307	$65,060	$—	$66,367

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 29

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [40.5%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$113
Automotive [0.5%]
Johnson Controls
5.500%, 01/15/16	100	112
Volkswagen International Finance
2.375%, 03/22/17(A)	125	130
Total Automotive		242
Banks [10.3%]
Bank of America
10.200%, 07/15/15	100	117
Bank of America, MTN
5.650%, 05/01/18	160	185
Barclays Bank
5.125%, 01/08/20	100	115
BB&T, MTN
1.600%, 08/15/17	355	358
Capital One Financial
7.375%, 05/23/14	100	107
Citigroup
6.375%, 08/12/14	170	182
Commonwealth Bank of Australia
5.000%, 10/15/19(A)	150	176
Credit Suisse NY, MTN
5.300%, 08/13/19	150	177
Deutsche Bank, MTN
3.450%, 03/30/15	100	105
Dresdner Bank - New York
7.250%, 09/15/15	150	162

Description	Face Amount (000)	Value (000)
Fifth Third Bancorp
3.625%, 01/25/16	$105	$112
Goldman Sachs Group
3.625%, 02/07/16	355	377
ING Bank
3.750%, 03/07/17(A)	200	213
JPMorgan Chase
4.250%, 10/15/20	150	165
KeyBank
5.800%, 07/01/14	150	159
Kookmin Bank
7.250%, 05/14/14(A)	100	106
Morgan Stanley
4.750%, 03/22/17	165	182
PNC Funding
4.250%, 09/21/15	325	352
3.000%, 05/19/14	125	129
Sumitomo Mitsui Banking
3.150%, 07/22/15(A)	200	210
SunTrust Banks
6.000%, 09/11/17	119	141
US Bancorp, MTN
1.650%, 05/15/17	345	352
Wells Fargo
3.625%, 04/15/15	125	132
Wells Fargo, MTN
2.100%, 05/08/17	325	335
Total Banks		4,649
Cable/Media [0.8%]
DIRECTV Holdings
3.500%, 03/01/16	170	181
Time Warner Cable
4.125%, 02/15/21	165	177
Total Cable/Media		358
Computer System Design & Services [0.8%]
Hewlett-Packard
4.650%, 12/09/21	150	155
2.125%, 09/13/15	190	193
Total Computer System Design & Services		348
Drugs [0.4%]
Wyeth
5.500%, 02/15/16	160	182

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 30

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Electronic Compo-Semicon [0.7%]
Texas Instruments
1.650%, 08/03/19	$345	$344
Energy [1.8%]
Carolina Power & Light
5.150%, 04/01/15	80	87
Exelon
5.625%, 06/15/35	75	83
Exelon Generation
4.250%, 06/15/22	100	105
Korea Electric Power
7.750%, 04/01/13	95	95
6.750%, 08/01/27	75	102
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	82
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	105
Virginia Electric and Power
8.875%, 11/15/38	100	168
Total Energy		827
Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	103
Financial Services [3.6%]
American Express Credit, MTN
2.800%, 09/19/16	175	185
Associates Corp of North America
6.950%, 11/01/18	150	183
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	183
General Electric Capital
2.250%, 11/09/15	350	362
General Electric Capital, MTN
6.000%, 08/07/19	125	152
4.375%, 09/16/20	150	168
HSBC Finance
6.676%, 01/15/21(A)	83	98
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	183
UFJ Finance Aruba
6.750%, 07/15/13	125	127
Total Financial Services		1,641

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [1.0%]
Kraft Foods
6.500%, 08/11/17	$150	$181
PepsiCo
3.125%, 11/01/20	260	279
Total Food, Beverage & Tobacco		460
Gas-Distribution [0.1%]
KeySpan
8.000%, 11/15/30	50	67
Insurance [2.2%]
Manulife Financial
3.400%, 09/17/15	198	208
MetLife
5.000%, 06/15/15	175	191
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	135
Protective Life
4.300%, 06/01/13	100	101
Prudential Financial, MTN
6.200%, 01/15/15	160	174
5.375%, 06/21/20	155	183
Total Insurance		992
Insurance Brokers [0.7%]
Aon
3.500%, 09/30/15	200	211
Marsh & McLennan
5.750%, 09/15/15	79	88
Total Insurance Brokers		299
Invest Mgmnt/Advis Serv [0.4%]
BlackRock
3.500%, 12/10/14	170	179
Investment Banker/Broker Dealer [1.8%]
Bear Stearns
7.250%, 02/01/18	275	342
Jefferies Group
6.450%, 06/08/27	100	110
Morgan Stanley
4.750%, 04/01/14	75	77
Morgan Stanley, MTN
6.625%, 04/01/18	100	120

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 31

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
TD Ameritrade Holding
5.600%, 12/01/19	$155	$186
Total Investment Banker/Broker Dealer		835
Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	75	85
Medical-HMO [0.6%]
UnitedHealth Group
4.750%, 02/10/14	40	41
4.700%, 02/15/21	200	230
Total Medical-HMO		271
Metal-Iron [0.6%]
Vale Overseas
6.875%, 11/21/36	100	114
5.625%, 09/15/19	165	186
Total Metal-Iron		300
Metals & Mining [0.3%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	122
Multi-Media [1.1%]
CBS
3.375%, 03/01/22	175	178
Time Warner
7.700%, 05/01/32	150	204
Viacom
6.250%, 04/30/16	125	144
Total Multi-Media		526
Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	119
Office Automation and Equip [0.4%]
Xerox
6.350%, 05/15/18	160	187
Oil, Gas & Consumable Fuels [2.1%]
BP Capital Markets
3.200%, 03/11/16	100	107
3.125%, 10/01/15	345	364

Description	Face Amount (000)	Value (000)
Husky Energy
3.950%, 04/15/22	$150	$161
Marathon Oil
6.000%, 10/01/17	150	178
Petrobras International Finance
3.875%, 01/27/16	100	105
Total Capital International
1.500%, 02/17/17	100	102
Total Oil, Gas & Consumable Fuels		1,017
Petroleum & Fuel Products [3.0%]
Anadarko Finance
7.500%, 05/01/31	150	199
DCP Midstream
9.750%, 03/15/19(A)	114	150
Energy Transfer Partners
6.625%, 10/15/36	75	86
Enterprise Products Operating
6.500%, 01/31/19	140	174
3.700%, 06/01/15	125	132
Kinder Morgan Energy Partners
5.950%, 02/15/18	150	179
5.300%, 09/15/20	125	146
ONEOK
4.250%, 02/01/22	100	106
ONEOK Partners
2.000%, 10/01/17	105	106
Spectra Energy Capital
6.200%, 04/15/18	75	91
Total Petroleum & Fuel Products		1,369
Pharmacy Services [0.4%]
Express Scripts Holding
3.500%, 11/15/16	150	162
Property Trust [0.3%]
WEA Finance
7.500%, 06/02/14(A)	125	134
REITs-Health Care [0.8%]
HCP
2.625%, 02/01/20	195	196
Health Care
4.950%, 01/15/21	165	184
Total REITs-Health Care		380

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 32

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
REITs-Office Property [0.4%]
Boston Properties
5.875%, 10/15/19	$150	$180
REITs-Regional Malls [0.8%]
Simon Property Group
2.150%, 09/15/17	350	361
Retail [0.4%]
Lowe's
5.000%, 10/15/15	165	184
Retail-Restaurants [0.2%]
Yum! Brands
6.250%, 03/15/18	95	114
Telephones & Telecommunications [3.1%]
AT&T
5.600%, 05/15/18	310	368
British Telecommunications
9.625%, 12/15/30	100	155
Deutsche Telekom International Finance
8.750%, 06/15/30	75	106
6.000%, 07/08/19	50	60
GTE
6.840%, 04/15/18	100	124
New Cingular Wireless Services
8.750%, 03/01/31	75	117
Telecom Italia Capital
7.200%, 07/18/36	75	75
Telefonica Emisiones
6.421%, 06/20/16	75	83
Verizon Communications
3.000%, 04/01/16	345	365
Total Telephones & Telecommunications		1,453
Total Corporate Bonds (Cost $17,606)		18,603
U.S. Treasury Obligations [19.9%]
U.S. Treasury Bonds
6.250%, 08/15/23	675	955
5.250%, 11/15/28	900	1,219
2.625%, 04/30/16	385	411
2.625%, 11/15/20	425	464
0.875%, 07/31/19	815	804

Description	Face Amount (000)	Value (000)
U.S. Treasury Notes
4.375%, 02/15/38	$950	$1,188
2.750%, 02/15/19	795	877
2.375%, 07/31/17	710	763
1.750%, 05/15/22	730	732
1.250%, 04/30/19	1,675	1,698
Total U.S. Treasury Obligations (Cost $8,811)		9,111
U.S. Government Mortgage-Backed Obligations [19.5%]
FHLMC, Pool A93505
4.500%, 08/01/40	79	84
FHLMC, Pool A93996
4.500%, 09/01/40	111	119
FHLMC, Pool C03490
4.500%, 08/01/40	574	614
FHLMC, Pool C09015
3.000%, 10/01/42	269	276
FHLMC, Pool C20300
6.500%, 01/01/29	5	6
FHLMC, Pool E01280
5.000%, 12/01/17	9	10
FHLMC, Pool G04222
5.500%, 04/01/38	55	60
FHLMC, Pool G04913
5.000%, 03/01/38	172	185
FHLMC, Pool G08003
6.000%, 07/01/34	36	40
FHLMC, Pool G11431
6.000%, 02/01/18	6	6
FHLMC, Pool G11880
5.000%, 12/01/20	29	31
FHLMC, Pool G18124
6.000%, 06/01/21	21	24
FHLMC, Pool J19197
3.000%, 05/01/27	232	245
FHLMC, Pool Q08998
3.500%, 06/01/42	243	256
FHLMC, Pool Q10378
3.000%, 08/01/42	260	267
FHLMC ARM(B)
2.807%, 01/01/35	6	7
2.801%, 01/01/35	11	12
2.745%, 12/01/34	18	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	422

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 33

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K705, Cl A2
2.303%, 09/25/18	$200	$210
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K706, Cl A2
2.323%, 10/25/18	150	157
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K708, Cl A2
2.130%, 01/25/19	300	311
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	44	44
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	118	130
FNMA, Pool 252570
6.500%, 07/01/29	9	10
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	3	4
FNMA, Pool 254545
5.000%, 12/01/17	25	27
FNMA, Pool 254685
5.000%, 04/01/18	21	23
FNMA, Pool 254949
5.000%, 11/01/33	27	29
FNMA, Pool 255814
5.500%, 08/01/35	59	65
FNMA, Pool 303168
9.500%, 02/01/25	3	4
FNMA, Pool 725424
5.500%, 04/01/34	45	49
FNMA, Pool 735060
6.000%, 11/01/34	28	32
FNMA, Pool 735228
5.500%, 02/01/35	24	27
FNMA, Pool 735230
5.500%, 02/01/35	59	66
FNMA, Pool 745275
5.000%, 02/01/36	251	273
FNMA, Pool 745418
5.500%, 04/01/36	307	337
FNMA, Pool 844809
5.000%, 11/01/35	135	147

Description	Face Amount (000)	Value (000)
FNMA, Pool AD0454
5.000%, 11/01/21	$66	$72
FNMA, Pool AD8522
4.000%, 08/01/40	80	85
FNMA, Pool AE0828
3.500%, 02/01/41	484	511
FNMA, Pool AE0949
4.000%, 02/01/41	518	553
FNMA, Pool AH0621
3.500%, 01/01/41	121	128
FNMA, Pool AJ1407
4.000%, 09/01/41	120	128
FNMA, Pool AJ7689
4.000%, 12/01/41	366	391
FNMA, Pool AO2970
3.000%, 05/01/42	248	256
FNMA, Pool AO4137
3.500%, 06/01/42	270	286
FNMA, Pool MA1277
2.500%, 12/01/27	194	201
FNMA ARM
2.590%, 04/01/35(B)	83	87
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	7	7
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	30	30
GNMA, Pool 780315
9.500%, 12/15/17	4	5
GNMA, Pool G2 4696
4.500%, 05/20/40	266	294
GNMA, Pool G2 4747
5.000%, 07/20/40	103	115
GNMA, Pool G2 4923
4.500%, 01/20/41	139	153
GNMA, Pool G2 MA0155
4.000%, 06/20/42	345	374
GNMA, Pool G2 MA0392
3.500%, 09/20/42	313	335
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	240
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	76	77
Total U.S. Government Mortgage-Backed Obligations (Cost $8,677)		8,957

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 34

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [9.6%]
FHLMC
2.500%, 01/07/14	$380	$387
1.000%, 09/29/17	560	564
FNMA
4.625%, 10/15/13	415	425
2.875%, 12/11/13	460	469
2.375%, 07/28/15	870	910
1.375%, 11/15/16	530	546
1.125%, 04/27/17	200	204
0.625%, 10/30/14	905	910
Total U.S. Government Agency Obligations (Cost $4,381)		4,415
Commercial Mortgage-Backed Obligations [4.4%]
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Ser PWR9, Cl A4A
4.871%, 09/11/42	200	216
Citigroup, Ser 2005-CD1
5.219%, 07/15/44(B)	200	219
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	32	32
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	275	299
Commercial Mortgage Trust, Ser CR2, Cl A4
3.147%, 08/15/45	125	130
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	275
JPMorgan Chase Commercial Mortgage Securities Series 2005-CIBC12, Ser CB12, Cl A4
4.895%, 09/12/37	275	297
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, Ser C6, Cl A4
2.858%, 11/15/45	275	278
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.297%, 12/15/44(B)	250	274
Total Commercial Mortgage-Backed Obligations (Cost $1,980)		2,020

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [2.4%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
1.003%, 03/15/16(B)	$200	$201
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.453%, 03/15/17(B)	575	584
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	158	161
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	3	—
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	60	58
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	42	45
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	25	25
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	39	34
Total Asset-Backed Securities (Cost $1,115)		1,108
Residential Mortgage-Backed Securities [0.4%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	48	49
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	27	27
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	15	16
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	24	24
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	75	77
Total Residential Mortgage-Backed Securities (Cost $187)		193
See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 35

schedule of investments
March 31, 2013 (Unaudited)
Full Maturity Fixed Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Sovereign Debt [0.3%]
United Mexican States, MTN
5.125%, 01/15/20	$100	$117
Total Sovereign Debt (Cost $99)		117
Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	101
Total Municipal Bond (Cost $100)		101
Short-Term Investments [3.1%]
CNI Government Money Market Fund, Cl I, 0.010%*†	721,075	721
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	721,075	721
Total Short-Term Investments (Cost $1,442)		1,442
Total Investments [100.3%] (Cost $44,398)		$46,067

Percentages are based on Net Assets of $45,908 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $1,457 ($ Thousands), representing 3.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

ARM — Adjustable Rate Mortgage

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HMO — Health Maintenance Organization

MTN — Medium Term Note

NA — National Association

NCUA — National Credit Union Administration

RB — Revenue Bond

REITs — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,603	$—	$18,603
U.S. Treasury Obligations	—	9,111	—	9,111
U.S. Government Mortgage-Backed Obligations	—	8,957	—	8,957
U.S. Government Agency Obligations	—	4,415	—	4,415
Commercial Mortgage-Backed Obligations	—	2,020	—	2,020
Asset-Backed Securities	—	1,108	—	1,108
Residential Mortgage-Backed Securities	—	193	—	193
Sovereign Debt	—	117	—	117
Municipal Bond	—	101	—	101
Short-Term Investments	1,442	—	—	1,442
Total Investments in Securities	$1,442	$44,625	$—	$46,067

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 36

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [96.5%]
Advertising Agencies [1.8%]
MDC Partners(A)
11.000%, 11/01/16	$925	$1,027
6.750%, 04/01/20	2,000	2,020
Total Advertising Agencies		3,047
Airlines [0.5%]
American Airlines, Ser 2011-2, Cl A Pass-Through Trust
8.625%, 10/15/21	470	489
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14(B)	196	201
Continental Airlines, Ser 2009-2, Cl B Pass-Through Trust
9.250%, 05/10/17(B)	145	162
Total Airlines		852
Apparel/Textiles [1.0%]
Levi Strauss
6.875%, 05/01/22(A)	1,545	1,692
Applications Software [0.5%]
Nuance Communications
5.375%, 08/15/20(A)	775	785
Autoparts [0.7%]
Asbury Automotive Group
7.625%, 03/15/17	100	103

Description	Face Amount (000)	Value (000)
Stanadyne
10.000%, 08/15/14	$900	$894
Stanadyne Holdings
12.000%, 02/15/15(C)	225	158
Total Autoparts		1,155
Broadcasting & Cable [3.8%]
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	750	817
Cablevision Systems
8.000%, 04/15/20	400	450
CSC Holdings
7.625%, 07/15/18	100	116
6.750%, 11/15/21	300	336
DCP
10.750%, 08/15/15(A)	500	527
DISH DBS
5.875%, 07/15/22	875	918
Local TV Finance
9.250%, 06/15/15(A)	122	123
Unitymedia Hessen GmbH & KG(A)
7.500%, 03/15/19	500	547
5.500%, 01/15/23	675	694
Univision Communications(A)
6.875%, 05/15/19	1,525	1,632
6.750%, 09/15/22	250	270
Total Broadcasting & Cable		6,430
Building & Construction [2.1%]
APERAM(A)
7.750%, 04/01/18	1,625	1,617
7.375%, 04/01/16	400	403
Building Materials Corp of America
6.750%, 05/01/21(A)	950	1,038
Dycom Investments
7.125%, 01/15/21	300	321
Interline Brands
7.500%, 11/15/18	190	206
Total Building & Construction		3,585
Business Services [0.4%]
FTI Consulting
6.000%, 11/15/22(A)	680	719

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 37

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Chemicals [0.3%]
Nexeo Solutions
8.375%, 03/01/18	$250	$244
Polymer Group
7.750%, 02/01/19	380	414
Total Chemicals		658
Coal Mining [1.4%]
CONSOL Energy
8.250%, 04/01/20	400	443
Penn Virginia Resource Partners
8.375%, 06/01/20	1,580	1,659
8.250%, 04/15/18	405	429
Total Coal Mining		2,531
Commercial Services [2.2%]
Bankrate
11.750%, 07/15/15	162	175
Ceridian
8.875%, 07/15/19(A)	600	698
CKE Holdings
10.500%, 03/14/16(A) (D)	801	847
DynCorp International
10.375%, 07/01/17	445	438
ServiceMaster
8.000%, 02/15/20	425	455
7.450%, 08/15/27	275	238
7.100%, 03/01/18	380	374
7.000%, 08/15/20(A)	620	642
Total Commercial Services		3,867
Communications Software [1.0%]
Aspect Software
10.625%, 05/15/17	1,660	1,660
Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	400	433
Computer System Design & Services [3.1%]
Brocade Communications Systems
4.625%, 01/15/23(A)	1,750	1,693
iGate
9.000%, 05/01/16	850	925
Stratus Technologies Bermuda
12.000%, 03/29/15	766	784

Description	Face Amount (000)	Value (000)
Stream Global Services
11.250%, 10/01/14(A)	$1,955	$2,024
Total Computer System Design & Services		5,426
Consumer Products & Services [4.9%]
American Achievement
10.875%, 04/15/16(A)	500	485
American Standard Americas
10.750%, 01/15/16(A)	260	270
Armored Autogroup
9.250%, 11/01/18	2,110	1,883
Central Garden and Pet
8.250%, 03/01/18	1,500	1,545
Reynolds Group Issuer
6.875%, 02/15/21	1,775	1,890
Spectrum Brands Escrow(A)
6.625%, 11/15/22	65	71
6.375%, 11/15/20	130	140
WMG Acquisition
11.500%, 10/01/18	1,260	1,479
6.000%, 01/15/21(A)	575	602
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52
Total Consumer Products & Services		8,417
Containers & Packaging [1.0%]
Ardagh Packaging Finance
4.875%, 11/15/22(A)	450	444
Intertape Polymer US
8.500%, 08/01/14(B)	32	32
Pretium Packaging
11.500%, 04/01/16	350	380
Sealed Air
8.125%, 09/15/19(A)	750	848
Total Containers & Packaging		1,704
Data Processing/Mgmt [1.5%]
First Data(A)
8.875%, 08/15/20	150	168
8.750%, 01/15/22(D)	2,310	2,443
Total Data Processing/Mgmt		2,611
Distribution/Wholesale [0.5%]
INTCOMEX
13.250%, 12/15/14	868	894

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 38

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Diversified Operations [0.3%]
Amsted Industries
8.125%, 03/15/18(A)	$450	$484
Drugs [0.3%]
Endo Health Solutions
7.000%, 07/15/19	400	428
E-Commerce/Products [0.4%]
GXS Worldwide
9.750%, 06/15/15	650	674
E-Commerce/Services [0.8%]
IAC
4.750%, 12/15/22(A)	1,505	1,471
Educational Services [1.0%]
Laureate Education
9.250%, 09/01/19(A)	1,500	1,667
Electric Utilities [0.6%]
AES
7.375%, 07/01/21	850	986
Engines-Internal Combust [0.3%]
Briggs & Stratton
6.875%, 12/15/20	500	560
Enterprise Software/Serv [0.6%]
Infor
9.375%, 04/01/19	865	981
Entertainment & Gaming [4.9%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (B) (E)	75	23
Caesars Entertainment Operating
10.000%, 12/15/18	900	613
8.500%, 02/15/20	650	642
Carmike Cinemas
7.375%, 05/15/19	310	340
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	164
Chukchansi Economic Development Authority
9.750%, 05/30/20(A)	473	279

Description	Face Amount (000)	Value (000)
Diamond Resorts
12.000%, 08/15/18	$750	$829
Inn of the Mountain Gods Resort & Casino
1.250%, 11/30/20(A)	103	93
Lions Gate Entertainment
10.250%, 11/01/16(A)	1,200	1,309
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (E)	170	12
MCE Finance
5.000%, 02/15/21(A)	275	278
NAI Entertainment Holdings
8.250%, 12/15/17(A)	450	488
Regal Entertainment Group
9.125%, 08/15/18	225	253
Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	360	389
Snoqualmie Entertainment Authority(A)
9.125%, 02/01/15	255	255
4.223%, 02/01/14(F)	450	448
Speedway Motorsports
6.750%, 02/01/19	250	267
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	110
Waterford Gaming
8.625%, 09/15/14(A) (B)	45	10
Wynn Las Vegas
5.375%, 03/15/22	600	629
Yonkers Racing
11.375%, 07/15/16(A)	975	1,046
Total Entertainment & Gaming		8,477
Financial Services [3.3%]
CNH Capital
6.250%, 11/01/16	250	276
Credit Acceptance
9.125%, 02/01/17	500	544
Icahn Enterprises
8.000%, 01/15/18	450	481
7.750%, 01/15/16	1,150	1,197
Jefferies Finance
7.375%, 04/01/20(A)	345	351
Nationstar Mortgage(A)
9.625%, 05/01/19	800	912
7.875%, 10/01/20	240	265
6.500%, 07/01/21	700	730
Oxford Finance
7.250%, 01/15/18(A)	450	464

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 39

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Rural
10.125%, 07/15/19(A)	$400	$407
Total Financial Services		5,627
Food, Beverage & Tobacco [3.6%]
ARAMARK
5.750%, 03/15/20(A)	375	383
Beverages & More
9.625%, 10/01/14(A)	750	773
Bumble Bee Acquisition
9.000%, 12/15/17(A)	648	713
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (D)	1,000	1,040
Hawk Acquisition Sub
4.250%, 10/15/20(A)	1,125	1,126
Le-Nature's
9.000%, 06/15/13(A) (B) (E)	150	3
US Foods
8.500%, 06/30/19(A)	1,750	1,857
Vector Group
7.750%, 02/15/21(A)	310	326
Total Food, Beverage & Tobacco		6,221
Gold Mining [0.9%]
Eldorado
6.125%, 12/15/20(A)	750	778
IAMGOLD
6.750%, 10/01/20(A)	780	751
Total Gold Mining		1,529
Human Resources [0.4%]
Emergency Medical Services
8.125%, 06/01/19	650	713
Insurance [1.6%]
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	434
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,088
National Life Insurance
10.500%, 09/15/39(A)	150	213
Wilton Re Finance
5.875%, 03/30/33(A) (F)	1,000	1,010
Total Insurance		2,745

Description	Face Amount (000)	Value (000)
Internet & Catalog Retail [0.8%]
Expedia
5.950%, 08/15/20	$1,250	$1,390
Internet Connectiv Svcs [0.9%]
Zayo Group
10.125%, 07/01/20	1,135	1,336
8.125%, 01/01/20	250	280
Total Internet Connectiv Svcs		1,616
Internet Infrastr Equip [0.9%]
CyrusOne
6.375%, 11/15/22(A)	1,425	1,493
Investment Banker/Broker Dealer [1.4%]
Jefferies Group
8.500%, 07/15/19	240	299
Nuveen Investments
9.125%, 10/15/17(A)	1,975	2,039
Total Investment Banker/Broker Dealer		2,338
Machinery [1.6%]
Tempel Steel
12.000%, 08/15/16(A)	500	470
Thermadyne Holdings
9.000%, 12/15/17	2,170	2,365
Total Machinery		2,835
Medical Information Sys [1.0%]
IMS Health
6.000%, 11/01/20(A)	1,600	1,668
Medical Products & Services [3.0%]
Apria Healthcare Group
12.375%, 11/01/14	1,210	1,234
11.250%, 11/01/14	600	618
BioScrip
10.250%, 10/01/15	600	633
HCA
7.500%, 02/15/22	1,225	1,409
OnCure Holdings
11.750%, 05/15/17	500	247
Physio-Control International
9.875%, 01/15/19(A)	125	141
Symbion
11.000%, 08/23/15(D)	418	428

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 40

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Tenet Healthcare
6.250%, 11/01/18	$350	$388
Total Medical Products & Services		5,098
Metal-Copper [0.9%]
KGHM International
7.750%, 06/15/19(A)	1,590	1,670
Metals & Mining [1.3%]
AM Castle
12.750%, 12/15/16	220	258
Midwest Vanadium
11.500%, 02/15/18(A)	500	315
Mirabela Nickel
8.750%, 04/15/18(A)	1,020	931
Noranda Aluminum Acquisition
4.524%, 05/15/15(D) (F)	673	673
Total Metals & Mining		2,177
Miscellaneous Business Services [0.3%]
MCBC Holdings
6.817%, 10/15/14(A) (B) (E)	50	5
Sitel
11.000%, 08/01/17(A)	425	449
Total Miscellaneous Business Services		454
Miscellaneous Manufacturing [2.3%]
AGY Holding
11.000%, 11/15/14	100	51
Atkore International
9.875%, 01/01/18	435	478
CEVA Group(A)
11.625%, 10/01/16	250	260
11.500%, 04/01/18	100	92
8.375%, 12/01/17	1,275	1,313
Coleman Cable
9.000%, 02/15/18	1,090	1,180
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	275	300
Thermon Industries
9.500%, 05/01/17	241	268
Total Miscellaneous Manufacturing		3,942
Multi-line Insurance [0.1%]
Kemper
6.000%, 05/15/17	195	215

Description	Face Amount (000)	Value (000)
Non-Ferrous Metals [0.2%]
Horsehead Holding
10.500%, 06/01/17(A)	$390	$417
Office Automation and Equip [0.3%]
CDW
8.000%, 12/15/18	400	446
Oil-Field Services [2.8%]
Exterran Holdings
7.250%, 12/01/18	1,800	1,935
Exterran Partners
6.000%, 04/01/21(A)	225	224
Hiland Partners
7.250%, 10/01/20(A)	725	792
SESI
7.125%, 12/15/21	1,450	1,622
6.375%, 05/01/19	300	323
Total Oil-Field Services		4,896
Paper & Related Products [0.6%]
Unifrax I
7.500%, 02/15/19(A)	1,025	1,056
Petrochemicals [0.6%]
Sawgrass Merger Sub
8.750%, 12/15/20(A)	1,000	1,043
Petroleum & Fuel Products [9.4%]
Access Midstream Partners
4.875%, 05/15/23	475	469
Atlas Pipeline Partners
5.875%, 08/01/23(A)	1,490	1,483
Bill Barrett
9.875%, 07/15/16	250	267
7.625%, 10/01/19	1,325	1,408
BreitBurn Energy Partners
7.875%, 04/15/22	1,660	1,776
Carrizo Oil & Gas
7.500%, 09/15/20	175	187
Crestwood Midstream Partners
7.750%, 04/01/19	1,550	1,616
Eagle Rock Energy Partners
8.375%, 06/01/19	1,750	1,846
EP Energy
6.875%, 05/01/19	325	356
Legacy Reserves
8.000%, 12/01/20(A)	760	787
Magnum Hunter Resources
9.750%, 05/15/20(A)	785	824

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 41

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Midstates Petroleum
10.750%, 10/01/20(A)	$400	$444
Milagro Oil & Gas
10.500%, 05/15/16	400	312
Newfield Exploration
5.625%, 07/01/24	300	310
Penn Virginia
7.250%, 04/15/19	900	898
Precision Drilling
6.500%, 12/15/21	400	427
SandRidge Energy
8.125%, 10/15/22	1,000	1,067
7.500%, 03/15/21	250	260
Targa Resources Partners
5.250%, 05/01/23(A)	1,500	1,560
Total Petroleum & Fuel Products		16,297
Phys Therapy/Rehab Cntrs [0.4%]
Physiotherapy Associates Holdings
11.875%, 05/01/19(A)	665	640
Printing & Publishing [0.7%]
Griffey Intermediate
7.000%, 10/15/20(A)	940	959
Logo Merger Sub
8.375%, 10/15/20(A)	200	207
Total Printing & Publishing		1,166
Property/Casualty Ins [0.4%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	476
QBE Capital Funding III
7.250%, 05/24/41(A) (F)	250	263
Total Property/Casualty Ins		739
Publishing-Books [0.2%]
Baker & Taylor Acquisitions
15.000%, 04/01/17(A)	475	366
Real Estate [1.6%]
CBRE Services
5.000%, 03/15/23	1,025	1,037
Kennedy-Wilson
8.750%, 04/01/19(A)	1,665	1,798
Total Real Estate		2,835

Description	Face Amount (000)	Value (000)
Real Estate Investment Trusts [0.2%]
Entertainment Properties Trust
5.750%, 08/15/22	$360	$393
Research and Development [1.1%]
Alion Science and Technology
12.000%, 11/01/14(D)	608	622
10.250%, 02/01/15	330	185
Catalent Pharma Solutions
9.500%, 04/15/15(D)	323	321
Jaguar Holding II
9.500%, 12/01/19(A)	675	774
Total Research and Development		1,902
Retail [5.8%]
AmeriGas Finance
7.000%, 05/20/22	1,910	2,077
Brands
5.625%, 02/15/22	250	265
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,500	1,665
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	250	262
Dufry Finance SCA
5.500%, 10/15/20(A)	1,600	1,664
Fifth & Pacific
10.500%, 04/15/19	190	214
10.500%, 04/15/19(A)	385	434
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,281
Mobile Mini
7.875%, 12/01/20	755	840
Wok Acquisition
10.250%, 06/30/20(A)	285	305
Total Retail		10,007
Rubber & Plastic [0.2%]
Goodyear Tire & Rubber
7.000%, 05/15/22	250	263
Schools-Day Care [0.2%]
Knowledge Universe Education
7.750%, 02/01/15(A)	400	392

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 42

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Shipbuilding [0.3%]
Huntington Ingalls Industries
7.125%, 03/15/21	$250	$272
6.875%, 03/15/18	250	272
Total Shipbuilding		544
Steel & Steel Works [0.4%]
Standard Steel
12.000%, 05/01/15(A)	600	639
Telephones & Telecommunications [4.3%]
Avaya
10.125%, 11/01/15(D)	1,235	1,232
9.750%, 11/01/15	250	249
7.000%, 04/01/19(A)	420	411
Clearwire Communications
12.000%, 12/01/15(A)	280	302
CommScope
8.250%, 01/15/19(A)	1,325	1,438
Level 3 Financing
4.215%, 02/15/15(F)	1,250	1,250
Lynx I
5.375%, 04/15/21(A)	355	369
SBA Telecommunications
5.750%, 07/15/20(A)	300	312
Sprint Nextel
7.000%, 03/01/20(A)	1,150	1,340
UPCB Finance V
7.250%, 11/15/21(A)	500	552
Total Telephones & Telecommunications		7,455
Textile-Home Furnishings [0.4%]
Empire Today
11.375%, 02/01/17(A)	700	729
Transportation Services [5.1%]
ACL I
10.625%, 02/15/16(D)	570	598
Commercial Barge Line
12.500%, 07/15/17	250	272
Florida East Coast Railway
8.125%, 02/01/17	750	804
Harbinger Group
7.875%, 07/15/19(A)	1,125	1,187
Marquette Transportation
10.875%, 01/15/17	1,160	1,241
Pegasus Solutions
10.500%, 04/15/15(A) (B)	100	90

Description	Face Amount (000)/Shares	Value (000)
Quality Distribution
9.875%, 11/01/18	$800	$880
Royal Caribbean Cruises
5.250%, 11/15/22	525	532
Rural
10.125%, 07/15/19(A)	650	650
Sabre
8.500%, 05/15/19(A)	795	863
Sabre Holdings
8.350%, 03/15/16	1,245	1,370
Travelport
11.875%, 09/01/16	90	77
9.875%, 09/01/14	300	301
Total Transportation Services		8,865
Web Hosting/Design [0.5%]
Equinix
7.000%, 07/15/21	250	277
5.375%, 04/01/23	340	344
4.875%, 04/01/20	250	252
Total Web Hosting/Design		873
X-Ray Equipment [0.4%]
Hologic
6.250%, 08/01/20(A)	700	745
Total Corporate Bonds (Cost $159,600)		166,633
Common Stock [0.1%]
Printing & Publishing [0.1%]
Houghton Mifflin Harcourt*	9,352	222
Total Common Stock (Cost $400)		222

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17(B)	380	—
CUI Acquisition*(B) (G) (H)	2,756	110
Global Aviation*(B)	35,583	—
Total Warrants (Cost $250)		110

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 43

schedule of investments
March 31, 2013 (Unaudited)
High Yield Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Loans [0.1%]
Global Aviation Term Loan 10.000%, 07/13/17	$22,104	$22
3.000%, 02/13/18	215,654	75
Total Loans (Cost $185)		97
Convertible Bond [0.0%]
Food, Beverage & Tobacco [0.0%]
Vector Group
3.875%, 06/15/26(F)	54	57
Total Convertible Bond (Cost $56)		57
Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia CVV(B) (G)	8,500	7
Total Special Stock (Cost $9)		7
Short-Term Investments [1.6%]
CNI Prime Money Market Fund, Cl I, 0.030%**†	1,414,802	1,415
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	1,414,802	1,415
Total Short-Term Investments (Cost $2,830)		2,830
Total Investments [98.4%] (Cost $163,330)		$169,956

Percentages are based on Net Assets of $172,730 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $87,660 ($ Thousands), representing 50.7% of the net assets of the Fund.

(B)	Security considered illiquid. The total value of such securities as of March 31, 2013 was $643 ($ Thousands) and represented 0.37% of net assets of the Fund.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2013. The coupon on a step bond changes on a specific date.

(D)	Payment in Kind.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(G)	Securities are fair valued. The total value of such securities as of March 31, 2013 was $117 ($ Thousands) and represented 0.07% of net assets of the Fund.

(H)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class

CVV — Contingent Value Vehicle

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$166,628	$5	$166,633
Common Stock	—	—	222	222
Warrants	—	—	110	110
Loans	—	97	—	97
Convertible Bond	—	57	—	57
Special Stock	—	—	7	7
Short-Term Investments	2,830	—	—	2,830
Total Investments in Securities	$2,830	$166,782	$344	$169,956

(1)
Of the $344 ($ Thousands) in Level 3 securities as of March 31, 2013, $117 ($ Thousands) or 0.07% of net assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 44

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [79.7%]
Consumer Discretionary [4.0%]
AutoZone
3.700%, 04/15/22	$250	$258
Best Buy
7.250%, 07/15/13	250	254
3.750%, 03/15/16	300	300
Comcast
3.125%, 07/15/22	200	205
Expedia
5.950%, 08/15/20	250	278
Gap
5.950%, 04/12/21	495	566
Hasbro
6.125%, 05/15/14	250	264
Royal Caribbean Cruises
6.875%, 12/01/13	250	258
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,052
Toys R Us
7.375%, 10/15/18	500	441
Toys R Us Property II
8.500%, 12/01/17	21	22
Tupperware Brands
4.750%, 06/01/21	500	527

Description	Face Amount (000)	Value (000)
WPP Finance UK
8.000%, 09/15/14	$749	$823
5.875%, 06/15/14	400	422
Total Consumer Discretionary		5,670
Consumer Staples [5.1%]
Avon Products
6.500%, 03/01/19	250	284
5.625%, 03/01/14	700	730
B&G Foods
7.625%, 01/15/18	229	245
Campbell Soup
8.875%, 05/01/21	350	484
ConAgra Foods
4.950%, 08/15/20(B)	410	470
1.900%, 01/25/18	200	202
CVS Caremark
2.750%, 12/01/22	500	493
Kellogg
3.125%, 05/17/22	250	259
Lorillard Tobacco
8.125%, 06/23/19	500	636
PepsiAmericas
4.875%, 01/15/15	250	269
Reynolds American
7.625%, 06/01/16	290	345
6.750%, 06/15/17	100	120
Safeway
5.000%, 08/15/19	475	529
4.750%, 12/01/21	526	566
3.950%, 08/15/20	672	687
WM Wrigley Jr
4.650%, 07/15/15	750	799
Total Consumer Staples		7,118
Energy [4.6%]
Boardwalk Pipelines
5.875%, 11/15/16	146	164
5.750%, 09/15/19	175	203
5.500%, 02/01/17	221	247
5.200%, 06/01/18	84	93
Buckeye Partners
6.050%, 01/15/18	155	177
4.625%, 07/15/13	400	404
Chesapeake Energy
9.500%, 02/15/15	385	435
Copano Energy
7.750%, 06/01/18	189	198

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 45

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ecopetrol
7.625%, 07/23/19	$250	$313
Enbridge Energy Partners
5.875%, 12/15/16	191	219
5.350%, 12/15/14	20	22
Energy Transfer Partners
9.700%, 03/15/19	330	445
9.000%, 04/15/19	189	249
6.125%, 02/15/17	426	493
3.600%, 02/01/23	200	199
FMC Technologies
3.450%, 10/01/22	200	203
Kinder Morgan Energy Partners
5.625%, 02/15/15	284	309
National Oilwell Varco
6.125%, 08/15/15	100	101
Petrobras International Finance - Pifco
5.750%, 01/20/20	250	275
2.875%, 02/06/15	500	510
Plains All American Pipeline
5.875%, 08/15/16	205	227
PPL Energy Supply
6.200%, 05/15/16	105	120
Puget Energy
6.000%, 09/01/21	500	568
Sabine Pass LNG
7.500%, 11/30/16	100	110
Williams Partners
3.350%, 08/15/22	200	198
Total Energy		6,482
Financials [21.4%]
ACE INA Holdings
2.700%, 03/13/23	850	846
Alleghany
5.625%, 09/15/20	270	311
American Express Bank
5.500%, 04/16/13	100	100
American Express Credit, MTN
7.300%, 08/20/13	250	256
Axis Specialty Finance
5.875%, 06/01/20	250	285
Bank of America
5.420%, 03/15/17(B)	42	47
Bear Stearns
5.550%, 01/22/17	468	534
Berkshire Hathaway
3.000%, 02/11/23	250	254
1.550%, 02/09/18	300	304

Description	Face Amount (000)	Value (000)
Berkshire Hathaway Finance
1.600%, 05/15/17	$440	$449
Bunge Finance
8.500%, 06/15/19	105	135
5.875%, 05/15/13	257	259
5.100%, 07/15/15	500	542
Capital One
1.500%, 03/22/18	475	470
Citigroup
5.000%, 09/15/14	503	528
CNA Financial
6.950%, 01/15/18	1,076	1,282
Countrywide Financial, MTN
6.000%, 08/26/20(A)	313	313
Dresdner Bank NY
7.250%, 09/15/15	1,000	1,081
ERAC USA Finance
3.300%, 10/15/22(B)	250	252
General Electric Capital, MTN
5.625%, 09/15/17	300	352
5.450%, 01/15/16	289	292
Goldman Sachs Group
6.250%, 09/01/17	550	647
6.000%, 06/15/20	500	590
5.625%, 01/15/17	700	784
5.350%, 01/15/16	250	276
5.250%, 04/01/13	392	392
5.125%, 01/15/15	355	379
Icahn Enterprises
8.000%, 01/15/18	440	471
7.750%, 01/15/16	305	318
Janus Capital Group
6.700%, 06/15/17	600	687
Jefferies Group
5.875%, 06/08/14	733	773
JPMorgan Chase, MTN
5.300%, 05/15/18	150	148
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	107
Merrill Lynch
5.700%, 05/02/17	950	1,060
Moody's
5.500%, 09/01/20	800	874
Morgan Stanley
5.375%, 10/15/15	210	229
4.750%, 04/01/14	3,323	3,435
4.200%, 11/20/14	250	262
Morgan Stanley, MTN
6.000%, 05/13/14	1,050	1,107
6.000%, 04/28/15	600	654
5.450%, 01/09/17	100	112

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 46

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
NASDAQ OMX Group
5.550%, 01/15/20	$1,249	$1,347
National Bank of Canada, MTN
1.450%, 11/07/17	750	747
National Rural Utilities Cooperative Finance
6.550%, 11/01/18	300	369
Nationsbank
10.200%, 07/15/15	250	292
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	190
Nisource Finance
5.400%, 07/15/14	266	281
Principal Financial Group
3.300%, 09/15/22	200	203
Progressive
7.000%, 10/01/13	40	41
Protective Life
6.400%, 01/15/18	250	290
Salomon, MTN
7.300%, 08/01/13	250	255
Silicon Valley Bank
6.050%, 06/01/17	355	388
SLM, MTN
5.050%, 11/14/14	500	527
5.000%, 06/15/18	802	806
UBS, MTN
7.375%, 06/15/17	388	449
Wells Fargo
2.625%, 12/15/16	235	247
1.500%, 01/16/18	150	150
Wells Fargo, MTN
3.450%, 02/13/23	250	252
2.100%, 05/08/17	250	258
Wells Fargo Bank
5.750%, 05/16/16	100	114
Westpac Banking, MTN
1.600%, 01/12/18	250	253
Wilmington Trust
8.500%, 04/02/18	315	396
Total Financials		30,052
Healthcare [1.1%]
Actavis
3.250%, 10/01/22	500	507
BioMed Realty
3.850%, 04/15/16	500	531
Boston Scientific
4.500%, 01/15/15	250	265

Description	Face Amount (000)	Value (000)
UnitedHealth Group
1.625%, 03/15/19	$250	$251
Total Healthcare		1,554
Industrials [7.7%]
Avery Dennison
5.375%, 04/15/20	405	443
Canadian National Railway
2.250%, 11/15/22	650	640
Carlisle
3.750%, 11/15/22	250	250
Caterpillar
7.000%, 12/15/13	250	262
CNH America
7.250%, 01/15/16	388	433
DCP Midstream Operating
3.250%, 10/01/15	120	125
Eaton
8.875%, 06/15/19	125	166
Embraer Overseas
6.375%, 01/24/17	465	526
IDEX
4.200%, 12/15/21	250	267
Ingersoll-Rand Global Holding
9.500%, 04/15/14	250	272
International Lease Finance, MTN
6.100%, 04/15/14	250	258
5.650%, 06/01/14	197	205
Joy Global
6.000%, 11/15/16	500	576
Lennox International
4.900%, 05/15/17	250	273
Manitowoc
9.500%, 02/15/18	148	163
NuStar Logistics
8.150%, 04/15/18	250	286
4.800%, 09/01/20	200	198
Owens Corning
6.500%, 12/01/16	620	698
Penske Truck Leasing(B)
4.875%, 07/11/22	200	211
4.250%, 01/17/23	300	302
3.375%, 03/15/18	250	260
2.500%, 03/15/16	500	512
Republic Services
3.550%, 06/01/22	250	261
Roper Industries
3.125%, 11/15/22	200	201
1.850%, 11/15/17	250	252

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 47

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Rowan
4.875%, 06/01/22	$200	$218
Spectra Energy
5.500%, 03/01/14	240	250
Spectra Energy Capital
6.750%, 07/15/18	745	877
Transocean
7.375%, 04/15/18	494	590
6.000%, 03/15/18	500	566
Xylem
3.550%, 09/20/16	200	213
Total Industrials		10,754
Information Technology [7.7%]
Advanced Micro Devices
8.125%, 12/15/17	1,000	1,010
Arrow Electronics
6.875%, 06/01/18	400	470
Avnet
6.625%, 09/15/16	128	146
Cardtronics
8.250%, 09/01/18(D)	225	246
Dell
5.650%, 04/15/18	500	522
5.625%, 04/15/14	322	336
Fiserv
3.500%, 10/01/22	250	249
Hewlett-Packard
4.750%, 06/02/14	850	888
1.550%, 05/30/14	920	924
KLA-Tencor
6.900%, 05/01/18	200	240
Lexmark International
5.125%, 03/15/20	2,250	2,305
Nokia
5.375%, 05/15/19	950	905
Western Union
5.253%, 04/01/20	2,000	2,143
Xerox
8.250%, 05/15/14	473	510
Total Information Technology		10,894
Materials [8.1%]
Airgas
2.900%, 11/15/22	250	245
Alcoa
6.750%, 07/15/18	700	799
6.150%, 08/15/20	200	218
5.720%, 02/23/19	385	414

Description	Face Amount (000)	Value (000)
AngloGold Ashanti Holdings
5.375%, 04/15/20	$1,317	$1,394
ArcelorMittal
10.350%, 06/01/19	200	252
9.500%, 02/15/15	400	452
6.125%, 06/01/18	800	864
5.375%, 06/01/13	250	252
Cabot
5.000%, 10/01/16	300	334
International Paper
5.500%, 01/15/14	465	480
Kinross
5.125%, 09/01/21	303	317
Rio Tinto Finance USA
8.950%, 05/01/14	100	109
RPM International
6.125%, 10/15/19	150	176
3.450%, 11/15/22	250	248
Southern Copper
6.375%, 07/27/15	380	417
Vale Inco
5.700%, 10/15/15	100	109
Vale Overseas
5.625%, 09/15/19	350	395
Vulcan Materials
6.400%, 11/30/17	1,000	1,115
Worthington Industries
6.500%, 04/15/20	250	273
Xstrata Canada
6.000%, 10/15/15	1,192	1,322
5.500%, 06/15/17	1,010	1,142
Total Materials		11,327
REITs [6.4%]
CommonWealth
6.650%, 01/15/18	300	344
5.875%, 09/15/20	105	115
DDR
4.625%, 07/15/22	250	270
Equity One
3.750%, 11/15/22	250	249
HCP
6.000%, 03/01/15	215	234
6.000%, 01/30/17	350	405
5.650%, 12/15/13	250	259
HCP, MTN
6.300%, 09/15/16	462	535
Health Care
5.875%, 05/15/15	268	294

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 48

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Healthcare Realty Trust
6.500%, 01/17/17	$250	$288
5.125%, 04/01/14	695	725
Highwoods Realty
3.625%, 01/15/23	200	198
Liberty Property, MTN
7.500%, 01/15/18	177	216
National Retail Properties
6.875%, 10/15/17	300	358
3.800%, 10/15/22	350	358
Post Apartment Homes
3.375%, 12/01/22	200	202
Prologis
7.375%, 10/30/19	558	699
6.875%, 03/15/20	279	343
Realty Income
5.950%, 09/15/16	129	148
3.250%, 10/15/22	200	196
Senior Housing Properties Trust
6.750%, 12/15/21	500	578
4.300%, 01/15/16	500	523
Simon Property Group
6.100%, 05/01/16	600	686
5.750%, 12/01/15	408	456
Tanger Properties
6.150%, 11/15/15	115	130
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	255
Total REITs		9,064
Shipping & Transportation [1.2%]
Burlington Northern Santa Fe
3.000%, 03/15/23	250	252
Federal Express 1998 Pass Through Trust
7.020%, 01/15/16	568	620
GATX
8.750%, 05/15/14	200	217
6.000%, 02/15/18	170	191
Union Pacific
4.875%, 01/15/15	400	429
Total Shipping & Transportation		1,709
Telecommunication Services [5.7%]
America Movil
5.750%, 01/15/15	186	201
CenturyLink
6.450%, 06/15/21	355	376
5.800%, 03/15/22	250	253

Description	Face Amount (000)	Value (000)
COX Communications
7.250%, 11/15/15	$231	$267
COX Communications, MTN
6.850%, 01/15/18	224	270
Qwest
6.500%, 06/01/17	100	116
Telecom Italia Capital
7.175%, 06/18/19	100	114
6.999%, 06/04/18	600	677
6.175%, 06/18/14	625	654
5.250%, 11/15/13	560	571
5.250%, 10/01/15	700	738
4.950%, 09/30/14	832	862
Telefonica Emisiones
6.421%, 06/20/16	200	222
Telefonica Emisiones SAU
6.221%, 07/03/17	286	320
5.462%, 02/16/21	115	124
5.134%, 04/27/20	300	316
4.949%, 01/15/15	764	802
3.992%, 02/16/16	500	521
3.729%, 04/27/15	400	414
Verizon New England
4.750%, 10/01/13	250	255
Total Telecommunications Services		8,073
Utilities [6.7%]
AES Gener
7.500%, 03/25/14	61	64
American Water Capital
6.085%, 10/15/17	310	370
AmeriGas Partners
6.500%, 05/20/21	477	508
Arizona Public Service
6.250%, 08/01/16	44	51
British Transco Finance
6.625%, 06/01/18	128	158
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	10	11
Commonwealth Edison
4.700%, 04/15/15	250	270
Enersis
7.375%, 01/15/14	263	275
Entergy Mississippi
6.640%, 07/01/19	540	646
4.950%, 06/01/18	39	39
Entergy New Orleans
5.250%, 08/01/13	250	253
Entergy Texas
7.125%, 02/01/19	190	236

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 49

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Jersey Central Power & Light
5.625%, 05/01/16	$265	$298
National Fuel Gas
4.900%, 12/01/21	500	557
National Grid
6.300%, 08/01/16	270	314
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	513
NuStar Pipeline Operating Partnership
5.875%, 06/01/13	570	573
Ohio Edison
6.400%, 07/15/16	217	252
5.450%, 05/01/15	236	258
ONEOK
4.250%, 02/01/22	350	372
PacifiCorp
5.450%, 09/15/13	500	511
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	481
Pennsylvania Electric
6.625%, 04/01/19	15	17
Puget Energy
5.625%, 07/15/22	250	275
Puget Sound Energy, MTN
6.740%, 06/15/18	57	71
Southwestern Electric Power
5.875%, 03/01/18	581	683
3.550%, 02/15/22	500	521
Southwestern Public Service
8.750%, 12/01/18	250	335
TransAlta
5.750%, 12/15/13	480	496
Xcel Energy
5.613%, 04/01/17	10	12
Total Utilities		9,432
Total Corporate Bonds (Cost $106,890)		112,129
Preferred Stock [8.5%]
Energy [0.2%]
NextEra Energy Capital Holdings	10,000	260
Financials [3.4%]
BB&T	10,000	255
Charles Schwab	20,000	528
Citigroup*	10,000	249
Digital Realty Trust	10,000	270
Goldman Sachs Group	25,000	633

Description	Shares/Face Amount (000)	Value (000)
HSBC Holdings	30,000	$843
JPMorgan Chase	20,000	506
Kimco Realty	10,000	254
PPL Capital Funding*	10,000	252
Prudential Financial	10,000	254
Vornado Realty Trust	20,000	509
Wells Fargo	10,000	255
Total Financials		4,808
Industrials [0.5%]
Pitney Bowes	10,000	257
Stanley Black & Decker	20,000	528
Total Industrials		785
REITs [1.9%]
National Retail Properties	20,000	531
Realty Income	20,000	534
Senior Housing Properties Trust	52,500	1,315
Ventas Realty	10,000	252
Total REITs		2,632
Telecommunication Services [1.6%]
Qwest	43,700	1,172
Telephone & Data Systems	30,000	758
United States Cellular	10,000	265
Total Telecommunication Services		2,195
Utilities [0.9%]
DTE Energy	20,000	551
Entergy Louisiana	10,000	258
SCE Trust I	20,000	526
Total Utilities		1,335
Total Preferred Stock (Cost $11,497)		12,015
U.S. Government Agency Obligations [7.7%]
FFCB
3.600%, 05/14/32	$200	200
3.500%, 02/28/33	2,000	2,008
FHLB
5.500%, 08/20/18	225	230
3.480%, 03/25/33	990	986
3.400%, 10/04/32	1,667	1,662
3.400%, 03/28/33	1,000	1,002
3.100%, 07/09/26	538	538
3.070%, 10/15/27	110	110

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 50

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC
5.500%, 05/01/37	$38	$41
FNMA
3.400%, 09/27/32	4,000	4,011
Total U.S. Government Agency Obligations (Cost $10,766)		10,788
Asset-Backed Security [1.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $1,611,982)
9.250%, 06/06/16(D) (E) (F)	1,612	1,561
Total Asset-Backed Security (Cost $1,612)		1,561
Convertible Bonds [0.4%]
Information Technology [0.4%]
Advanced Micro Devices
6.000%, 05/01/15	256	254
Linear Technology
3.000%, 05/01/27	258	276
Total Information Technology		530
Total Convertible Bonds (Cost $491)		530
Foreign Government Bonds [0.3%]
Province of Newfoundland Canada
7.320%, 10/13/23	100	138
Province of Quebec Canada
7.380%, 04/09/26	100	143
Region of Lombardy
5.804%, 10/25/32	150	142
Total Foreign Government Bonds (Cost $388)		423

Description	Face Amount (000)/Shares	Value (000)
Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	$175	$190
Total Certificate of Deposit (Cost $184)		190
Short-Term Investment [1.2%]
First American Government Obligations Fund, 0.020%**	1,616,475	1,616
Total Short-Term Investment (Cost $1,616)		1,616
Total Investments [99.0%] (Cost $133,444)		$139,252

Percentages are based on Net Assets of $140,663 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

(A)	Step Bond — The rate reported is the rate in effect on March 31, 2013. The coupon on a step bond changes on a specific date.

(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $2,054 ($ Thousands), representing 1.5% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Security is considered illiquid.

(E)	Security is considered restricted. The total market value of such security as of March 31, 2013 was $1,561 ($Thousands) and represented 1.1% of Net Assets of the Fund.

(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2013 was $1,561 ($Thousands) and represented 1.1% of Net Assets of the Fund.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

SPE — Special Purpose Entity

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 51

schedule of investments
March 31, 2013 (Unaudited)
Intermediate Fixed Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$112,129	$—	$112,129
Preferred Stock	5,758	6,257	—	12,015
U.S. Government Agency Obligations	—	10,788	—	10,788
Asset-Backed Security	—	—	1,561	1,561
Convertible Bonds	—	530	—	530
Foreign Government Bonds	—	423	—	423
Certificate of Deposit	—	190	—	190
Short-Term Investment	1,616	—	—	1,616
Total Investments in Securities	$7,374	$130,317	$1,561	$139,252

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of March 31, 2013:

Investments in Asset-Backed Security
Beginning Balance as of January 1, 2013	$1,742
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6
Net purchases	—
Net sales	(187)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of March 31, 2013	$1,561

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2013	Valuation Techniques
BT SPE	$1,560,963	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 52

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [70.3%]
Advertising Sales [0.1%]
Lamar Media
5.875%, 02/01/22	$200	$216
5.000%, 05/01/23	450	450
Total Advertising Sales		666
Aerospace & Defense [0.4%]
BE Aerospace
5.250%, 04/01/22	950	980
Silver II Borrower
7.750%, 12/15/20(A)	450	479
TransDigm
7.750%, 12/15/18	1,125	1,235
5.500%, 10/15/20(A)	425	443
Total Aerospace & Defense		3,137
Air Transportation [0.1%]
PHI
8.625%, 10/15/18	875	952
Applications Software [0.3%]
Emdeon
11.000%, 12/31/19	1,075	1,239
Nuance Communications
5.375%, 08/15/20(A)	800	810
Serena Software
10.375%, 03/15/16	200	203
Total Applications Software		2,252

Description	Face Amount (000)/Shares	Value (000)
Auto Rent & Lease [0.4%]
Hertz
7.500%, 10/15/18	$175	$193
6.750%, 04/15/19	825	900
United Rentals North America
8.375%, 09/15/20	875	976
7.625%, 04/15/22	300	335
7.375%, 05/15/20	400	444
Total Auto Rent & Lease		2,848
Auto/Trk Prts and Equip-Repl [0.6%]
Allison Transmission
7.125%, 05/15/19(A)	650	700
Exide Technologies
8.625%, 02/01/18	1,150	988
IDQ Holdings
11.500%, 04/01/17(A)	700	770
UCI International
8.625%, 02/15/19	1,775	1,837
Total Auto/Trk Prts and Equip-Repl		4,295
Automotive [0.4%]
Chrysler Group
8.250%, 06/15/21	925	1,033
Jaguar Land Rover Automotive(A)
8.125%, 05/15/21	1,250	1,406
5.625%, 02/01/23	150	156
Total Automotive		2,595
Autoparts [1.3%]
Affinia Group
10.750%, 08/15/16(A)	240	261
9.000%, 11/30/14	950	952
American Axle & Manufacturing
7.750%, 11/15/19	1,225	1,354
6.625%, 10/15/22	100	103
6.250%, 03/15/21	275	282
Cooper-Standard Automotive
8.500%, 05/01/18	350	382
International Automotive Components Group
9.125%, 06/01/18(A)	1,225	1,213
Pittsburgh Glass Works
8.500%, 04/15/16(A)	975	992
Schaeffler Finance(A)
8.500%, 02/15/19	1,150	1,308
7.750%, 02/15/17	400	451

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 53

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Tenneco
7.750%, 08/15/18	$50	$55
6.875%, 12/15/20	275	302
Tomkins
9.000%, 10/01/18	873	972
Total Autoparts		8,627
Banks [7.4%]
Alliance Bank JSC(H)
14.592%, 03/25/20	9,734	3,407
9.082%, 03/25/20(A)	1,838	643
Banco BMG
8.000%, 04/15/18	1,000	980
Banco de Reservas de la Republica Dominicana
7.000%, 02/01/23	1,000	1,000
Bank of Georgia JSC, MTN
7.750%, 07/05/17	2,600	2,754
CIT Group
6.625%, 04/01/18(A)	325	370
5.375%, 05/15/20	225	247
5.250%, 03/15/18	1,500	1,620
4.750%, 02/15/15(A)	325	340
4.250%, 08/15/17	175	183
CorpGroup Banking
6.750%, 03/15/23	2,000	2,093
Credit Bank of Moscow via CBOM Finance
7.700%, 02/01/18	2,500	2,587
Credit Europe Bank
7.988%, 01/24/23(B)	5,000	5,231
Developmental Bank of Mongolia
5.750%, 03/21/17	500	513
EXIM of Ukraine CJSC via Credit Suisse First Boston International
5.793%, 02/09/16(B)	4,378	3,891
First Ukrainian International Bank CJSC via Standard Bank
11.000%, 12/31/14	2,165	2,200
NDR Finance
8.000%, 06/22/17(B)	902	699
Nomos Bank via Nomos Capital
10.000%, 04/26/19	1,000	1,060
Oschadbank via SSB #1
8.250%, 03/10/16	1,000	985

Description	Face Amount (000)	Value (000)
Promsvyazbank via PSB Finance, MTN
10.200%, 11/06/19	$3,000	$3,195
Renaissance Capital via Renaissance Consumer Funding
13.500%, 06/21/18	5,000	5,400
Russian Standard Bank via Russian Standard Finance, MTN
10.750%, 04/10/18	3,000	3,251
Sberbank of Russia via SB Capital
5.125%, 10/29/22	1,000	999
Tinkoff Credit Systems via TCS Finance, MTN
14.000%, 06/06/18	3,350	3,668
Turkiye Is Bankasi
6.000%, 10/24/22	200	209
Turkiye Vakiflar Bankasi Tao
6.000%, 11/01/22(A)	2,500	2,563
5.750%, 04/24/17	500	540
Ukreximbank via Biz Finance
8.375%, 04/27/15	1,000	1,015
Yapi ve Kredi Bankasi
5.500%, 12/06/22	500	495
Total Banks		52,138
Broadcasting & Cable [2.5%]
Aerospace Satellite Holding
12.750%, 11/16/15	3,000	3,304
AMC Networks
7.750%, 07/15/21	675	764
4.750%, 12/15/22	200	199
Anixter
5.625%, 05/01/19	600	637
Belden
5.500%, 09/01/22(A)	800	820
CCO Holdings
8.125%, 04/30/20	50	56
7.375%, 06/01/20	450	499
7.000%, 01/15/19	500	539
6.625%, 01/31/22	650	697
5.750%, 09/01/23(A)	525	526
5.125%, 02/15/23	225	218
Cequel Communications Holdings I
6.375%, 09/15/20(A)	350	363
Clear Channel Communications
9.000%, 03/01/21	1,625	1,517

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 54

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Clear Channel Worldwide Holdings
7.625%, 03/15/20	$1,475	$1,538
6.500%, 11/15/22(A)	800	844
Crown Media Holdings
10.500%, 07/15/19	1,550	1,748
DISH DBS
5.875%, 07/15/22	1,775	1,862
General Cable
5.750%, 10/01/22(A)	700	714
Total Broadcasting & Cable		16,845
Building & Construction [1.9%]
Building Materials Corp. of America(A)
7.500%, 03/15/20	100	109
6.750%, 05/01/21	575	628
Dynacast International
9.250%, 07/15/19	800	872
GEO
9.250%, 06/30/20	500	432
7.550%, 07/18/14(B)	23,407	1,683
Grupo Cementos de Chihuahua
8.125%, 02/08/20	700	749
Interline Brands
10.000%, 11/15/18(A) (C)	1,075	1,191
7.500%, 11/15/18	775	841
Masonite International
8.250%, 04/15/21(A)	1,075	1,193
MasTec
4.875%, 03/15/23	250	247
Nortek
10.000%, 12/01/18	525	588
8.500%, 04/15/21(A)	1,475	1,637
Ply Gem Industries
9.375%, 04/15/17	175	192
8.250%, 02/15/18	1,050	1,143
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	334
Roofing Supply Group
10.000%, 06/01/20(A)	775	876
Servicios Corporativos Javer SAPI
9.875%, 04/06/21	300	281
Total Building & Construction		12,996

Description	Face Amount (000)	Value (000)
Business Services [0.2%]
CoreLogic
7.250%, 06/01/21	$1,250	$1,381
Capacitors [0.2%]
Kemet
10.500%, 05/01/18	1,150	1,199
Chemicals [0.9%]
Ashland
4.750%, 08/15/22(A)	125	127
Axiall
4.875%, 05/15/23(A)	100	102
Eagle Spinco
4.625%, 02/15/21(A)	175	178
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/17(A)	1,000	1,015
Hexion US Finance
9.000%, 11/15/20	675	641
8.875%, 02/01/18	725	751
6.625%, 04/15/20(A)	425	426
Huntsman International
8.625%, 03/15/20	150	168
8.625%, 03/15/21	425	478
Momentive Performance Materials
10.000%, 10/15/20	650	650
OMNOVA Solutions
7.875%, 11/01/18	1,100	1,171
OXEA Finance & Cy SCA
9.500%, 07/15/17(A)	707	767
Total Chemicals		6,474
Circuit Boards [0.1%]
Viasystems
7.875%, 05/01/19(A)	850	888
Coatings/Paint [0.2%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,050	1,105
Commercial Serv-Finance [0.8%]
Igloo Holdings
8.250%, 12/15/17(A)	1,000	1,033
Interactive Data
10.250%, 08/01/18	1,125	1,277
Lender Processing Services
5.750%, 04/15/23	1,325	1,381

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 55

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
TransUnion Holding
9.625%, 06/15/18	$1,200	$1,305
8.125%, 06/15/18(A) (C)	475	507
Total Commercial Serv-Finance		5,503
Commercial Services [1.1%]
Altegrity
11.750%, 05/01/16(A)	300	210
BC Luxco 1
7.375%, 01/29/20	5,000	5,237
ServiceMaster
8.000%, 02/15/20	800	858
7.450%, 08/15/27	150	130
7.100%, 03/01/18	475	467
7.000%, 08/15/20(A)	1,025	1,061
Total Commercial Services		7,963
Communication & Media [0.2%]
Entravision Communications
8.750%, 08/01/17	703	763
Truven Health Analytics
10.625%, 06/01/20(A)	775	884
Total Communication & Media		1,647
Communications Software [0.1%]
Aspect Software
10.625%, 05/15/17	550	550
Computer Graphics [0.3%]
Epicor Software
8.625%, 05/01/19	1,825	1,976
Computer System Design & Services [0.2%]
NCR(A)
5.000%, 07/15/22	475	476
4.625%, 02/15/21	250	249
SunGard Data Systems
7.625%, 11/15/20	575	623
7.375%, 11/15/18	50	54
6.625%, 11/01/19(A)	275	284
Total Computer System Design & Services		1,686
Computers-Memory Devices [0.3%]
Seagate HDD Cayman
7.000%, 11/01/21	300	325
6.875%, 05/01/20	150	161

Description	Face Amount (000)	Value (000)
Spansion
7.875%, 11/15/17	$1,250	$1,313
Total Computers-Memory Devices		1,799
Consumer Products & Services [2.1%]
Libbey Glass
6.875%, 05/15/20	1,200	1,294
Norcraft
10.500%, 12/15/15	1,100	1,152
Prestige Brands
8.250%, 04/01/18	675	736
8.125%, 02/01/20	300	339
Reynolds Group Issuer
9.875%, 08/15/19(A)	1,950	2,138
9.000%, 04/15/19	825	873
8.500%, 05/15/18	375	394
8.250%, 02/15/21	2,100	2,163
7.125%, 04/15/19	100	107
5.750%, 10/15/20	700	713
Sealy Mattress
10.875%, 04/15/16(A)	134	142
Spectrum Brands
9.500%, 06/15/18	250	283
6.750%, 03/15/20	1,000	1,079
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,150	1,193
YCC Holdings
10.250%, 02/15/16(C)	1,375	1,418
Total Consumer Products & Services		14,024
Containers & Packaging [1.2%]
Ardagh Packaging Finance(A)
9.125%, 10/15/20	1,825	2,020
7.000%, 11/15/20	200	205
Ball
5.000%, 03/15/22	450	468
Berry Plastics
9.500%, 05/15/18	300	335
BOE Merger
9.500%, 11/01/17(A)	825	888
BWAY Holding
10.000%, 06/15/18	425	476
Crown Americas
4.500%, 01/15/23(A)	200	194
Greif
7.750%, 08/01/19	400	466
Packaging Dynamics
8.750%, 02/01/16(A)	950	994
Pactiv
7.950%, 12/15/25	200	190

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 56

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Sealed Air
8.375%, 09/15/21(A)	$1,875	$2,147
Total Containers & Packaging		8,383
Data Processing/Mgmt [0.8%]
Audatex North America
6.750%, 06/15/18(A)	1,450	1,555
First Data(A)
11.250%, 01/15/21	400	416
8.750%, 01/15/22(C)	2,725	2,882
8.250%, 01/15/21	450	468
7.375%, 06/15/19	250	266
Total Data Processing/Mgmt		5,587
Dialysis Centers [0.0%]
DaVita HealthCare Partners
5.750%, 08/15/22	475	494
Distribution/Wholesale [0.3%]
Dematic
7.750%, 12/15/20(A)	500	520
HD Supply
10.500%, 01/15/21	100	104
VWR Funding
7.250%, 09/15/17(A)	1,750	1,853
Total Distribution/Wholesale		2,477
Diversified Minerals [0.4%]
African Minerals
8.500%, 02/10/17(D)	2,600	2,525
Diversified Operations [0.2%]
JB Poindexter
9.000%, 04/01/22(A)	825	862
Koppers
7.875%, 12/01/19	625	687
Total Diversified Operations		1,549
Drugs [0.2%]
Grifols
8.250%, 02/01/18	1,300	1,430
E-Commerce/Services [0.0%]
IAC
4.750%, 12/15/22(A)	400	391

Description	Face Amount (000)	Value (000)
Educational Software [0.2%]
SSI Investments II
11.125%, 06/01/18	$1,450	$1,610
Electric Utilities [0.8%]
Calpine
7.500%, 02/15/21(A)	1,035	1,136
Energy Future Intermediate Holding
11.750%, 03/01/22(A)	700	805
10.000%, 12/01/20	700	794
6.875%, 08/15/17(A)	175	184
Hrvatska Elektroprivreda
6.000%, 11/09/17	200	206
NRG Energy
8.250%, 09/01/20	575	649
7.875%, 05/15/21	875	973
7.625%, 01/15/18	150	171
7.625%, 05/15/19	800	864
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	200	200
Total Electric Utilities		5,982
Electronic Parts Distrib [0.2%]
Rexel(A)
6.125%, 12/15/19	1,275	1,342
5.250%, 06/15/20	375	379
Total Electronic Parts Distrib		1,721
Enterprise Software/Serv [0.8%]
Allen Systems Group
10.500%, 11/15/16(A) (F)	450	285
Infor US
11.500%, 07/15/18(A)	1,650	1,939
9.375%, 04/01/19	1,225	1,389
Sophia
9.750%, 01/15/19(A)	1,575	1,756
Total Enterprise Software/Serv		5,369
Entertainment & Gaming [1.6%]
Affinity Gaming
9.000%, 05/15/18(A)	950	1,014
American Casino & Entertainment Properties
11.000%, 06/15/14	852	859
Ameristar Casinos
7.500%, 04/15/21	725	795

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 57

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Caesars Entertainment Operating
8.500%, 02/15/20	$700	$691
Chester Downs & Marina
9.250%, 02/01/20(A)	550	525
Cinemark USA
8.625%, 06/15/19	500	552
7.375%, 06/15/21	375	419
5.125%, 12/15/22(A)	175	176
MGM Resorts International
8.625%, 02/01/19	1,000	1,165
7.750%, 03/15/22	775	860
6.750%, 10/01/20(A)	250	265
Regal Cinemas
8.625%, 07/15/19	475	527
Seminole Hard Rock Entertainment
2.780%, 03/15/14(A) (B)	1,100	1,097
Seminole Indian Tribe of Florida(A)
7.804%, 10/01/20(F)	715	758
7.750%, 10/01/17	225	243
Station Casinos
7.500%, 03/01/21(A)	550	565
Total Entertainment & Gaming		10,511
Export/Import Bank [0.5%]
Sinek Capital via Edel Capital SA
7.700%, 08/03/15	3,030	3,242
Financial Services [0.7%]
Astana Finance
9.000%, 11/16/11(E)	3,000	255
Astana Finance, MTN
7.875%, 06/08/10(E)	250	29
International Lease Finance
8.750%, 03/15/17	1,475	1,735
6.250%, 05/15/19	625	685
5.875%, 08/15/22	775	835
4.625%, 04/15/21	300	299
Metalloinvest Finance
6.500%, 07/21/16	1,000	1,053
Total Financial Services		4,891
Firearms and Ammunition [0.1%]
FGI Operating
7.875%, 05/01/20(A)	1,025	1,076

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [4.5%]
ARAMARK
5.750%, 03/15/20(A)	$725	$741
Avangardco Investments Public
10.000%, 10/29/15	1,000	983
Constellation Brands
6.000%, 05/01/22	975	1,065
Dean Foods
9.750%, 12/15/18	775	897
Del Monte
7.625%, 02/15/19	1,925	1,997
ESAL GmbH
6.250%, 02/05/23	500	502
Fufeng Group
7.625%, 04/13/16	1,000	1,010
Hawk Acquisition Sub
4.250%, 10/15/20(A)	1,775	1,777
JBS
10.500%, 08/04/16	3,500	3,972
MHP
10.250%, 04/29/15	1,000	1,068
8.250%, 04/02/20	4,500	4,467
Michael Foods Group
9.750%, 07/15/18	2,050	2,281
Michael Foods Holding
8.500%, 07/15/18(A) (C)	1,125	1,162
Minerva Luxembourg
7.750%, 01/31/23	4,300	4,612
Pinnacle Foods Finance
9.250%, 04/01/15	321	322
8.250%, 09/01/17	825	886
Smithfield Foods
7.750%, 07/01/17	875	1,014
6.625%, 08/15/22	425	463
US Foods
8.500%, 06/30/19(A)	2,950	3,131
Total Food, Beverage & Tobacco		32,350
Footwear and Related Apparel [0.1%]
Wolverine World Wide
6.125%, 10/15/20(A)	275	292
Gold Mining [0.4%]
Banro
10.000%, 03/01/17(A)	3,000	2,490

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 58

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Home Decoration Products [0.0%]
RSI Home Products
6.875%, 03/01/18(A)	$300	$305
Hotels and Motels [0.0%]
Choice Hotels International
5.750%, 07/01/22	200	222
Human Resources [0.2%]
Emergency Medical Services
8.125%, 06/01/19	1,500	1,646
Investment Banker/Broker Dealer [0.4%]
Neuberger Berman Group(A)
5.875%, 03/15/22	400	423
5.625%, 03/15/20	500	524
Nuveen Investments
9.500%, 10/15/20(A)	1,350	1,411
TID Global Sukuk I
2.210%, 12/20/49(E)	3,500	525
Total Investment Banker/Broker Dealer		2,883
Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	575	635
Milacron
7.750%, 02/15/21(A)	175	181
Total Mach Tools and Rel Products		816
Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	500	539
Marine Services [0.1%]
Oceanografia
11.250%, 07/15/15	1,002	789
Medical Information Sys [0.1%]
MModal
10.750%, 08/15/20(A)	775	666
Medical Products & Services [2.9%]
Bio City Development
8.000%, 07/06/18(D)	1,000	999
Biomet(A)
6.500%, 08/01/20	1,300	1,380
6.500%, 10/01/20	925	951

Description	Face Amount (000)	Value (000)
DJO Finance
9.875%, 04/15/18	$700	$768
9.750%, 10/15/17	150	156
8.750%, 03/15/18(A)	300	335
7.750%, 04/15/18	1,225	1,249
HCA
7.500%, 02/15/22	3,250	3,738
5.875%, 03/15/22	400	431
5.875%, 05/01/23	825	858
HCA Holdings
7.750%, 05/15/21	1,850	2,061
IASIS Healthcare
8.375%, 05/15/19	1,375	1,445
Omnicare
7.750%, 06/01/20	975	1,080
Tenet Healthcare
4.500%, 04/01/21(A)	500	490
United Surgical Partners International
9.000%, 04/01/20	1,050	1,189
Universal Hospital Services
7.625%, 08/15/20(A)	950	1,022
Vanguard Health Holding II
8.000%, 02/01/18	1,675	1,782
Total Medical Products & Services		19,934
Medical-HMO [0.5%]
CDRT Holding
9.250%, 10/01/17(A) (C)	1,150	1,193
MultiPlan
9.875%, 09/01/18(A)	1,850	2,056
Total Medical-HMO		3,249
Medical-Outptnt/Home Med [0.1%]
CRC Health
10.750%, 02/01/16(F)	475	480
Metal-Copper [1.0%]
Carmen Copper
6.500%, 03/21/17	1,000	1,007
First Quantum Minerals
7.250%, 10/15/19	6,500	6,501
Total Metal-Copper		7,508
Metal-Iron [0.2%]
London Mining Jersey
8.000%, 02/15/16(D)	1,500	1,400

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 59

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Metals & Mining [0.9%]
TiZir
9.000%, 09/28/17	$4,500	$4,601
Vedanta Resources Jersey II, MTN
4.000%, 03/30/17(D)	2,000	1,992
Total Metals & Mining		6,593
Miscellaneous Business Services [0.4%]
Cie Generale de Geophysique - Veritas
9.500%, 05/15/16	75	79
7.750%, 05/15/17	200	206
6.500%, 06/01/21	1,150	1,207
Garda World Security
9.750%, 03/15/17(A)	1,275	1,367
Total Miscellaneous Business Services		2,859
Miscellaneous Manufacturing [1.0%]
Mueller Water Products
8.750%, 09/01/20	259	295
7.375%, 06/01/17	950	977
NTRP via Interpipe
10.250%, 08/02/17	2,000	1,720
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	875	956
Stroika Finance via Emerging Markets Structured Products
7.400%, 03/25/14(F) (K)	254,767	287
Thermon Industries
9.500%, 05/01/17	275	305
TMK Bonds
5.250%, 02/11/15(D)	2,500	2,500
Total Miscellaneous Manufacturing		7,040
Office Automation and Equip [0.3%]
CDW
12.535%, 10/12/17	416	447
8.500%, 04/01/19	1,775	1,981
Total Office Automation and Equip		2,428
Oil-Field Services [1.3%]
Basic Energy Services
7.750%, 02/15/19	800	818
Forbes Energy Services
9.000%, 06/15/19	625	606
Sea Trucks Group
9.000%, 03/26/18(A)	6,800	6,849

Description	Face Amount (000)	Value (000)
SESI
7.125%, 12/15/21	$700	$783
6.375%, 05/01/19	150	161
Total Oil-Field Services		9,217
Paper & Related Products [0.8%]
Bio Pappel
7.000%, 08/27/13	4,930	4,881
MMI International
8.000%, 03/01/17(A)	300	307
Unifrax I
7.500%, 02/15/19(A)	250	258
Total Paper & Related Products		5,446
Petroleum & Fuel Products [8.8%]
Access Midstream Partners
4.875%, 05/15/23	925	913
Alliance Oil
7.250%, 07/16/14(D)	900	932
Antero Resources Finance
6.000%, 12/01/20(A)	1,200	1,254
ATP Oil & Gas
11.875%, 05/01/15	650	46
Berry Petroleum
6.750%, 11/01/20	75	81
6.375%, 09/15/22	700	744
Chaparral Energy
9.875%, 10/01/20	925	1,068
7.625%, 11/15/22	475	519
Chesapeake Energy
6.875%, 08/15/18	100	107
6.875%, 11/15/20	225	245
6.775%, 03/15/19	550	574
5.750%, 03/15/23	425	431
5.375%, 06/15/21	375	376
Chesapeake Midstream Partners
6.125%, 07/15/22	575	617
Chesapeake Oilfield Operating
6.625%, 11/15/19(A)	875	901
Comstock Resources
9.500%, 06/15/20	300	329
7.750%, 04/01/19	225	237
Concho Resources
7.000%, 01/15/21	250	275
5.500%, 04/01/23	650	674
DNO International
7.805%, 04/11/16(B)	4,800	4,956
Drill Rigs Holdings
6.500%, 10/01/17(A)	375	379

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 60

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
El Paso
7.250%, 06/01/18	$400	$459
6.500%, 09/15/20	675	746
Energy Transfer Equity
7.500%, 10/15/20	1,950	2,247
EP Energy
9.375%, 05/01/20	1,150	1,328
6.875%, 05/01/19	225	246
EPE Holdings
8.125%, 12/15/17(A)	450	472
Forest Oil
7.250%, 06/15/19	1,375	1,375
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20(A)	4,000	4,160
Georgian Oil and Gas
6.875%, 05/16/17	1,000	1,047
Halcon Resources
9.750%, 07/15/20(A)	975	1,077
Holly Energy Partners
8.250%, 03/15/18	150	162
6.500%, 03/01/20(A)	900	956
Inergy Midstream
6.000%, 12/15/20(A)	425	442
InterOil Exploration and Production
15.000%, 03/14/16	16,500	2,824
Kodiak Oil & Gas
5.500%, 01/15/21(A)	200	210
Linn Energy
8.625%, 04/15/20	900	992
7.750%, 02/01/21	325	349
Lone Pine Resources Canada
10.375%, 02/15/17	475	425
MarkWest Energy Partners
6.250%, 06/15/22	601	648
MIE Holdings
9.750%, 05/12/16	1,000	1,078
MIE Holdings, MTN
6.875%, 02/06/18	3,700	3,866
Newfield Exploration
5.625%, 07/01/24	875	903
Oasis Petroleum
6.875%, 01/15/23	600	660
6.500%, 11/01/21	850	927
OGX Austria GmbH
8.500%, 06/01/18	2,000	1,560
Panoro Energy
12.000%, 11/15/18(A)	1,300	1,362
Petroleos de Venezuela
5.000%, 10/28/15	3,000	2,768
4.900%, 10/28/14	1,000	962

Description	Face Amount (000)	Value (000)
Plains Exploration & Production
6.750%, 02/01/22	$350	$390
6.125%, 06/15/19	275	301
Range Resources
5.000%, 03/15/23(A)	250	256
Regency Energy Partners
9.375%, 06/01/16	227	241
6.875%, 12/01/18	125	136
5.500%, 04/15/23	200	214
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22	500	496
Sabine Pass Liquefaction
5.625%, 02/01/21(A)	250	259
SandRidge Energy
8.125%, 10/15/22	1,275	1,361
Sibur Securities
3.914%, 01/31/18	1,000	983
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23	2,000	1,963
Tesoro Logistics
5.875%, 10/01/20(A)	225	237
Tethys Oil
9.500%, 09/07/15	20,000	3,223
W&T Offshore
8.500%, 06/15/19	1,475	1,604
Total Petroleum & Fuel Products		61,573
Printing & Publishing [0.4%]
Logo Merger Sub
8.375%, 10/15/20(A)	1,050	1,087
Nielsen Finance
4.500%, 10/01/20(A)	325	325
Visant
10.000%, 10/01/17	1,175	1,072
Total Printing & Publishing		2,484
Quarrying [0.0%]
Compass Minerals International
8.000%, 06/01/19	250	271
Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	975	1,002
Entercom Radio
10.500%, 12/01/19	1,000	1,150
Sirius XM Radio
5.250%, 08/15/22(A)	175	179

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 61

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Townsquare Radio
9.000%, 04/01/19(A)	$950	$1,038
Total Radio		3,369
Real Estate Oper/Develop [0.1%]
Renhe Commercial Holdings
13.000%, 03/10/16	500	345
Research and Development [0.3%]
Jaguar Holding I
9.375%, 10/15/17(A)	575	618
Jaguar Holding II
9.500%, 12/01/19(A)	1,175	1,348
Total Research and Development		1,966
Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21(A)	725	720
Six Flags Entertainment
5.250%, 01/15/21(A)	850	851
Total Resorts/Theme Parks		1,571
Retail [3.0%]
Academy
9.250%, 08/01/19(A)	1,050	1,184
Brands
5.625%, 02/15/22	350	371
Claire's Stores
6.125%, 03/15/20(A)	250	256
DineEquity
9.500%, 10/30/18	1,325	1,511
Express
8.750%, 03/01/18	275	300
Grupo Famsa
11.000%, 07/20/15	2,007	2,147
Gymboree
9.125%, 12/01/18	725	682
Hillman Group
10.875%, 06/01/18(A)	1,250	1,374
Jo-Ann Stores
8.125%, 03/15/19(A)	1,900	1,986
Jo-Ann Stores Holdings
9.750%, 10/15/19(A)	900	945
Michaels Stores
7.750%, 11/01/18	1,200	1,311
New Academy Finance
8.000%, 06/15/18(A) (C)	600	621

Description	Face Amount (000)	Value (000)
NPC International
10.500%, 01/15/20	$1,175	$1,369
Party City Holdings
8.875%, 08/01/20(A)	400	439
Penske Automotive Group
5.750%, 10/01/22(A)	350	365
Petco Animal Supplies
9.250%, 12/01/18(A)	875	965
Petco Holdings
8.500%, 10/15/17(A)	1,300	1,341
PVH
4.500%, 12/15/22	200	197
Sally Holdings
6.875%, 11/15/19	1,075	1,191
5.750%, 06/01/22	175	183
Serta Simmons Holdings
8.125%, 10/01/20(A)	975	1,013
Shearer's Foods
9.000%, 11/01/19(A)	475	520
Suburban Propane Partners
7.500%, 10/01/18	464	503
Total Retail		20,774
Rubber & Plastic [0.7%]
Gajah Tunggal
7.750%, 02/06/18	5,000	5,175
Schools-Day Care [0.1%]
Knowledge Universe Education
7.750%, 02/01/15(A)	575	563
Security Brokers & Dealers [0.7%]
Ally Financial
8.300%, 02/12/15	1,275	1,415
8.000%, 03/15/20	325	403
7.500%, 09/15/20	850	1,037
6.250%, 12/01/17	650	727
5.500%, 02/15/17	1,075	1,163
Total Security Brokers & Dealers		4,745
Security Services [0.1%]
Monitronics International
9.125%, 04/01/20	800	846

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 62

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Semicon Compo-Intg Circu [0.1%]
NXP(A)
5.750%, 02/15/21	$200	$207
5.750%, 03/15/23	200	204
Total Semicon Compo-Intg Circu		411
Semi-Conductors [0.5%]
Advanced Micro Devices
7.750%, 08/01/20	625	575
7.500%, 08/15/22(A)	225	204
Flextronics International(A)
5.000%, 02/15/23	300	299
4.625%, 02/15/20	250	253
Freescale Semiconductor
9.250%, 04/15/18(A)	675	741
MagnaChip Semiconductor
10.500%, 04/15/18	550	613
Stoneridge
9.500%, 10/15/17(A)	550	591
Total Semi-Conductors		3,276
Shipbuilding [0.7%]
OSX 3 Leasing
9.250%, 03/20/15(A)	5,100	5,062
Steel & Steel Works [0.1%]
Evraz Group
7.400%, 04/24/17	500	531
Steel Dynamics
5.250%, 04/15/23(A)	75	76
Total Steel & Steel Works		607
Sugar [0.0%]
Cosan Luxembourg
5.000%, 03/14/23	250	252
Telecommunication Equip [0.3%]
CommScope
8.250%, 01/15/19(A)	1,775	1,926
Telephones & Telecommunications [4.6%]
Altice Financing
8.000%, 12/15/19	4,190	5,773
Bharti Airtel International Netherlands
5.125%, 03/11/23	2,000	2,008

Description	Face Amount (000)	Value (000)
Digicel(A)
8.250%, 09/01/17	$725	$767
7.000%, 02/15/20	450	470
6.000%, 04/15/21	1,125	1,120
Digicel Group(A)
10.500%, 04/15/18	600	667
8.250%, 09/30/20	400	424
Intelsat Jackson Holdings
8.500%, 11/01/19	475	533
7.500%, 04/01/21	275	306
7.250%, 04/01/19	350	382
7.250%, 10/15/20	900	989
6.625%, 12/15/22(A)	175	185
Intelsat Luxembourg(A)
8.125%, 06/01/23	450	457
7.750%, 06/01/21	450	458
Level 3 Communications
8.875%, 06/01/19(A)	400	437
Level 3 Financing
8.625%, 07/15/20	475	530
8.125%, 07/01/19	1,150	1,265
Lynx II
6.375%, 04/15/23(A)	200	209
MetroPCS Wireless
6.625%, 11/15/20	1,100	1,149
6.625%, 04/01/23(A)	675	689
Sprint Capital
6.900%, 05/01/19	1,400	1,537
6.875%, 11/15/28(F)	3,050	3,119
Sprint Nextel
7.000%, 03/01/20(A)	600	699
Syniverse Holdings
9.125%, 01/15/19	1,675	1,838
VimpelCom Holdings
7.504%, 03/01/22	1,000	1,113
5.200%, 02/13/19	200	201
Virgin Media Finance
5.250%, 02/15/22	1,000	1,016
Wind Acquisition Holdings Finance
12.250%, 07/15/17	3,061	3,184
Total Telephones & Telecommunications		31,525
Tools-Hand Held [0.0%]
BC Mountain
7.000%, 02/01/21(A)	250	265
Transportation Services [2.4%]
Azerbaijan Railways via Aquarius Investments
8.250%, 02/18/16	2,550	2,760

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 63

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	$5,200	$7,980
Grupo KUO De
6.250%, 12/04/22	2,000	2,145
Grupo Senda Autotransporte
10.500%, 10/03/15	3,633	3,742
SMU
7.750%, 02/08/20	200	214
Total Transportation Services		16,841
Transport-Equip and Leasng [0.1%]
Maxim Crane Works
12.250%, 04/15/15(A)	675	707
Utilities [0.9%]
DTEK Finance
9.500%, 04/28/15	2,000	2,105
7.875%, 04/04/18	4,000	3,949
Total Utilities		6,054
Waste Disposal [0.1%]
ADS Waste Holdings
8.250%, 10/01/20(A)	475	512
X-Ray Equipment [0.1%]
Hologic
6.250%, 08/01/20(A)	600	638
Total Corporate Bonds (Cost $475,146)		491,694
Loans [21.8%]
Aerospace [0.5%]
AM General 0.000%, 03/20/18(I)	525,000	514
AWAS Aviation 4.750%, 06/26/18	156,756	157
DAE Aviation 6.250%, 10/19/18	370,631	376
Delos Aircraft 4.750%, 04/04/16	695,000	699
Delta Airlines 5.250%, 10/16/18	400,000	406
Silver II Acquisition 4.000%, 12/13/19	250,000	252
Six3 Systems 7.000%, 09/20/19	230,000	231

Description	Face Amount (000)	Value (000)
Standard Aero 6.250%, 10/19/18	$168,019	$171
Transdigm 3.750%, 02/25/20	350,000	354
United Airlines 0.000%, 03/22/19(I)	110,000	111
Wesco Distribution 4.500%, 12/04/19	175,000	177
WP CPP Holdings 4.750%, 12/21/19	280,000	281
Total Aerospace		3,729
Broadcasting [0.7%]
Barrington Broadcasting 7.500%, 06/14/17	90,704	91
Clear Channel 3.854%, 01/29/16	1,068,557	946
Clear Channel Communications 3.854%, 01/29/16	1,088,737	948
Cumulus Media Holdings 7.500%, 09/16/19	225,000	232
Entercom Communications 6.250%, 11/17/18	159,226	162
Gray Television 4.750%, 10/11/19	515,721	521
Hubbard Radio 5.250%, 04/28/17	270,169	273
LIN Television 4.000%, 12/15/18	149,622	151
Merrill 7.250%, 03/08/18	445,000	445
Mission Broadcasting 4.500%, 11/19/19	23,771	24
Radio One 7.500%, 03/23/16	437,593	448
TAR Broadcasting 4.500%, 11/19/19	56,229	57
Univision Communications 4.750%, 02/22/20	712,731	716
Total Broadcasting		5,014
Cable/Wireless Video [0.6%]
Bresnan Broadband Holdings 4.500%, 12/14/17	334,489	337
Cequel Communications 4.000%, 02/10/19	1,066,938	1,076
Leap Wireless 0.000% 03/01/20	345,000	347
Liberty Cablevision 10.000%, 06/11/18	525,000	535
MediaCom Broadband 4.500%, 10/23/17	595,725	599

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 64

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Salem Communications 4.500%, 03/12/20	$110,000	$111
San Juan Cable 6.000%, 06/09/17	324,225	328
WaveDivision 5.500%, 08/09/19	85,000	86
WideOpenWest Finance 6.250%, 07/12/18	518,176	523
Total Cable/Wireless Video		3,942
Chemicals [0.4%]
Ascend Performance Materials 6.750%, 04/10/18	72,593	74
Berlin Packaging 0.000%, 03/28/20(I)	80,000	81
DuPont Performance Coatings 4.750%, 01/18/20	465,000	471
Eagle Spinco 0.000%, 01/27/17(I)	110,000	111
Hexion Specialty Chemicals 0.206%, 05/05/13	126,213	122
Huntsman International 2.743%, 04/19/17	432,747	435
Ineos Holdings 6.500%, 04/27/18	700,125	711
PQ 4.500%, 02/09/18	165,000	167
Taminco Global 4.250%, 02/15/19	163,763	165
Tronox 4.500%, 03/13/20	450,000	456
Univar 5.000%, 06/30/17	42,845	43
Total Chemicals		2,836
Consumer Durables [0.1%]
Serta Simmons Holdings 5.000%, 09/19/19	780,115	789
Wolverine World Wide 4.000%, 07/31/19	76,934	78
Total Consumer Durables		867
Consumer Non-Durables [0.1%]
Bausch & Lomb 5.250%, 05/10/19	382,776	386
Revlon Consumer Products 4.000%, 11/19/17	115,000	117
Spectrum Brands 4.500%, 12/17/19	104,738	106
Total Consumer Non-Durables		609

Description	Face Amount (000)	Value (000)
Diversified Media [1.5%]
Acquisitions Cocego 4.500%, 09/20/19	$129,675	$131
Affinion Group Holdings 5.000%, 10/08/16	834,444	815
Emmis Operating Company 4.362%, 11/01/13	15,190	15
Encompass Digital Media 6.750%, 08/10/17	170,000	171
Formula One 6.000%, 04/23/17	113,640	115
Getty Images 4.750%, 10/03/19	140,000	142
Harland Clarke Holdings 2.704%, 06/30/14	2,019,537	1,998
Kasima 5.000%, 03/31/17	491,250	494
Live Nation Entertainment 4.500%, 10/20/16	305,161	307
McGraw-Hill Global Education 9.000%, 03/18/19	400,000	386
MTL Publishing 5.500%, 03/05/18	338,300	342
Nielsen Finance 3.992%, 12/31/17	530,874	536
Nine Entertainment 3.500%, 01/31/20	295,000	295
Southern Graphic Systems 5.000%, 10/11/19	220,000	222
Tribune 4.000%, 12/31/19	1,315,000	1,325
TWCC Holding 4.250%, 02/11/17	213,939	217
Van Wagner Communications 8.250%, 08/03/18	250,000	253
Village Roadshow Films 4.750%, 11/16/17	1,120,000	1,134
Virgin Media Investment 0.000%, 02/15/20(I)	1,750,000	1,742
Warner Music Group 5.250%, 10/25/18	187,625	190
Total Diversified Media		10,830
Energy [2.1%]
Alon USA 9.250%, 11/09/18	191,667	199
Aventine Renewal 10.500%, 12/01/15	351,013	263
Bashneft 1.752%, 08/16/14	3,541,667	3,488
Chesapeake Energy 5.750%, 12/01/17	1,530,000	1,576
Energy Transfer Partners 3.750%, 03/23/17	885,000	888

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 65

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
EP Energy 4.500%, 04/26/19	$540,000	$546
Glencore International 2.110%, 07/12/13	1,875,000	1,862
Interpipe Ukraine 0.299%, 03/06/14	4,035,784	3,592
MEG Energy 3.750%, 03/21/20	700,000	706
NFR Energy 8.750%, 12/31/18	130,000	133
NGPL Pipeco 6.750%, 09/15/17	133,929	136
NRG Energy 3.250%, 07/01/18	351,804	356
Saxon Energy Services 5.500%, 02/13/19	165,000	166
Walter Energy 4.000%, 04/02/18	419,504	422
Total Energy		14,333
Financials [2.4%]
Alliant Holdings 5.000%, 12/07/19	300,000	304
American Capital 5.500%, 08/15/17	145,000	147
Asurion 4.500%, 05/24/19	1,554,261	1,570
BNY ConvergEx 5.250%, 12/19/16	395,949	394
CNO Financial Group 4.250%, 09/28/16	54,000	55
Evergreen Acquisition 5.000%, 07/09/19	199,500	202
General Growth Properties 0.000%, 07/11/16(I)	450,000	441
iStar Financial 4.500%, 10/11/17	1,900,288	1,925
JSC BTA Bank 4.727%, 09/30/13	5,986,369	4,610
MIP Delaware 0.000%, 07/12/18	165,000	166
Moneygram 0.000%, 03/26/20(I)	140,000	141
Nuveen Investments 5.204%, 05/13/17	465,000	473
RPI Finance 3.500%, 05/09/18	1,498,079	1,518
Sonangol Finance 1.209%, 10/15/14	2,580,645	2,548
Springleaf Financial 5.500%, 05/06/17	1,935,000	1,945
TCW 4.000%, 12/20/19	225,000	227
Total Financials		16,666

Description	Face Amount (000)	Value (000)
Food & Drug [0.1%]
Dunkin' Brands 3.750%, 02/14/20	$916,355	$926
Total Food & Drug		926
Food & Tobacco [0.8%]
Blue Buffalo 6.500%, 08/09/19	284,288	288
Brasa 7.500%, 07/22/19	139,650	140
Burger King 3.750%, 09/26/19	124,688	126
Del Monte 4.000%, 03/08/18	170,000	171
HJ Heinz 0.000%, 03/27/20(I)	2,175,000	2,194
Ma San 9.952%, 07/03/14	1,000,000	997
Piere Foods 5.750%, 06/20/17	75,000	76
Pinnacle Foods Finance 4.750%, 10/17/18	138,950	140
Reynolds Group Issuer 4.750%, 09/28/18	364,088	369
SuperValu 6.250%, 02/05/19	190,000	193
Valinor 10.000%, 12/20/13	1,282,639	334
Wendy's/Arby's Group 4.750%, 05/15/19	258,700	261
Total Food & Tobacco		5,289
Forest Prod/Containers [0.5%]
Berry Plastics 3.500%, 02/08/20	3,150,000	3,142
BWAY Holding 4.500%, 08/07/17	160,000	161
Consolidated Container 5.000%, 07/03/19	159,600	162
Total Forest Prod/Containers		3,465
Gaming/Leisure [0.8%]
Bombardier Recreational Products 5.000%, 01/23/19	180,000	182
Boyd Acquisition Sub Peninsula Gaming 5.750%, 11/14/17	94,763	96
CCM Merger 6.000%, 03/01/17	166,094	167
Cedar Fair 3.250%, 03/06/20	230,000	233

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 66

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Cinemark USA 3.210%, 12/18/19	$235,000	$237
Clubcorp Club Operations 5.000%, 11/30/16	104,733	106
Harrah's Entertainment 5.492%, 01/28/18	764,533	708
Harrah's Operating 3.282%, 01/28/15	426,935	426
Las Vegas Sands 2.710%, 11/23/15	249,093	250
MGM Resorts International 4.250%, 12/20/19	805,000	810
NP Opco 5.500%, 09/18/19	590,000	596
Penn National Gaming 3.750%, 06/14/18	124,685	126
Regent Seven Seas Cruises 4.750%, 12/21/18	200,000	202
Rock Ohio Caesars 0.000%, 03/27/19	80,000	80
Sabre Holdings 4.000%, 02/15/18	465,000	468
SeaWorld Parks & Entertainment 4.000%, 08/08/17	504,204	506
Twin River Management 0.000%, 09/22/18	80,000	81
Total Gaming/Leisure		5,274
Healthcare [1.3%]
American Renal Holdings 4.500%, 08/14/19	165,000	165
Aptails Pharma 5.500%, 02/10/17	577,022	581
Ardent Health Services 6.750%, 07/02/18	319,200	325
Biomet 3.954%, 07/25/17	129,350	131
Community Health Systems 3.810%, 01/25/17	586,996	593
ConvaTec 5.750%, 12/30/16	432,201	438
Davita HealthCare Partners 4.000%, 08/21/19	300,000	303
Drumm 5.000%, 05/04/18	642,889	621
HCA 3.561%, 03/31/17	1,605,000	1,618
Health Management Association 0.000%, 11/16/18	100,000	101
Hologic 4.500%, 07/19/19	477,600	484
IASIS Healthcare 4.500%, 05/03/18	503,737	510

Description	Face Amount (000)	Value (000)
IMS Health 3.750%, 09/01/17	$173,096	$175
Lifepoint Hospitals 2.170%, 07/31/17	170,000	171
Onex Carestream Finance 5.000%, 02/24/17	260,635	261
Par Pharm 5.000%, 09/18/19	488,775	493
Patheon 7.250%, 12/06/18	254,363	258
RHCP 8.000%, 11/05/18	355,228	360
Sage Products 4.250%, 12/13/19	125,000	126
Select Medical 3.540%, 02/19/16	110,000	110
Universal Health Services 3.750%, 11/15/16	390,402	394
Valeant Pharmaceuticals 4.250%, 09/27/19	270,000	273
Vanguard 5.000%, 01/15/16	182,127	184
Warner Chilcott 4.250%, 03/14/18	644,855	654
Total Healthcare		9,329
Housing [0.8%]
Capital Automotive 5.250%, 03/10/17	1,878,413	1,883
CB Richard Ellis 5.750%, 09/04/19	2,381,905	2,385
Crown Castle International 4.000%, 01/25/19	648,028	655
Realogy 4.518%, 10/10/16	332,678	337
Total Housing		5,260
Information Technology [1.8%]
Alix Partners 4.500%, 05/29/19	302,716	305
Apex Tool Group 4.500%, 01/25/20	205,000	208
Avaya 4.811%, 10/26/17	660,000	638
Blackboard 0.000%, 10/04/18(I)	265,000	269
CDW 4.000%, 07/15/17	574,595	577
CompuCom Systems 6.500%, 10/04/18	150,000	153
DataPipe 5.750%, 03/07/19	110,000	111

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 67

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
EZE Castle Software 5.250%, 12/19/16	$179,703	$179
First Data 4.195%, 03/24/18	1,595,000	1,593
Freescale Semiconductor 5.000%, 02/13/20	1,635,000	1,639
Infor US 5.750%, 10/05/16	217,438	220
Instant Web 3.579%, 08/07/14	715,204	501
Interactive Data 3.750%, 02/11/18	613,155	620
Lawson Software 5.250%, 04/05/18	458,850	466
Microsemi 3.750%, 02/19/20	380,000	383
ON Semiconductor 0.000%, 01/02/18(I)	650,000	627
Peak 10 7.250%, 10/25/18	270,000	272
Presidio 5.750%, 03/31/17	309,225	311
Riverbed Technology 4.000%, 12/13/19	233,403	235
Semtech 4.250%, 03/15/17	133,988	135
Sophos 6.500%, 05/10/19	129,350	130
SS&C Technologies 5.000%, 06/07/19	178,995	181
SunGard Data Systems 4.500%, 01/31/20	1,005,000	1,016
SurveyMonkey.com 5.750%, 02/05/19	430,000	435
Syniverse Holdings 5.000%, 04/23/19	1,097,525	1,102
Telx Group 7.750%, 09/22/17	216,957	219
Vertafore 5.250%, 07/29/16	284,449	288
Total Information Technology		12,813
Manufacturing [0.5%]
Alliance Laundry Systems 5.500%, 12/04/18	149,241	150
Allison Transmission 4.250%, 08/15/19	527,583	533
Aluma Systems 6.250%, 10/16/18	74,843	75
BOC Edward 0.000%, 03/21/20	80,000	80
Boomerang Tube 11.000%, 10/02/17	237,000	239
Frac Tech International 8.500%, 05/06/16	331,210	313

Description	Face Amount (000)	Value (000)
Genpact International 4.250%, 08/17/19	$194,513	$197
Huish Detergents 6.500%, 03/21/20	250,000	252
Milacron 0.000%, 03/21/20(I)	120,000	121
Nacco Materials Handling 5.000%, 11/08/18	222,923	224
Sealed Air 4.000%, 10/03/18	78,800	80
Sensata Technologies 4.000%, 05/10/18	508,709	514
Tomkins 3.750%, 09/29/16	563,188	570
Wabash 6.000%, 05/08/19	178,488	181
Total Manufacturing		3,529
Metals and Mining [1.3%]
Atlas Iron Limited 8.750%, 12/07/17	155,000	155
Compass Minerals International 5.250%, 12/14/19	355,000	359
Fortescue Metals 5.250%, 10/12/17	2,248,675	2,274
Novelis 4.000%, 03/10/17	1,284,962	1,301
Vedanta Resources 3.452%, 12/15/14	5,000,000	4,863
Total Metals and Mining		8,952
Retail [0.6%]
Academy Sports Limited 4.750%, 08/03/18	184,538	186
Albertson's 5.750%, 02/26/16	560,000	569
Collective Brands Finance 7.250%, 10/09/19	279,300	283
Gymboree 5.000%, 02/23/18	265,000	256
HMK Intermediate 7.250%, 04/01/19	347,375	350
J. Crew 4.750%, 01/26/18	69,295	71
Landry's Restaurants 6.500%, 04/19/18	272,489	275
Michaels Stores 3.750%, 01/24/20	360,000	363
Ollie's Bargain Outlet 6.250%, 09/27/19	140,000	141
OSI Restaurant 4.750%, 10/23/19	102,375	103

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 68

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Party City 5.750%, 07/10/19	$194,513	$196
Petco Animal Supplies 4.500%, 11/24/17	378,980	384
Pilot Travel Centers 4.250%, 08/06/19	94,525	96
Rite Aid 5.250%, 02/07/20	760,000	775
Toys-R-Us 6.000%, 09/01/16	456,562	443
Total Retail		4,491
Services [0.9%]
Acosta 5.000%, 03/02/18	334,594	339
Advanced Disposal Services 4.250%, 10/05/19	738,150	746
ARAMARK 3.784%, 07/26/16	790,000	795
Avis Budget Car Rental 3.750%, 03/15/19	337,950	341
Brand Energy & Infrastructure Bank Loan 6.250%, 10/16/18	311,524	313
Bright Horizons Family Solutions 4.000%, 01/24/20	105,000	106
Corporate Executive Board 5.000%, 07/02/19	65,000	66
Dematic 5.250%, 12/18/19	300,000	303
Duff & Phelps 0.000%, 03/14/20	115,000	116
First Advantage 6.250%, 02/13/19	290,000	289
Harbor Freight Tools 5.500%, 11/14/17	164,175	166
Hertz 3.750%, 03/04/18	435,888	439
IMG Worldwide 5.500%, 06/16/16	992,806	995
Inc. Research 7.000%, 07/12/18	569,050	574
ISS 0.000%, 04/18/18(I)	240,000	240
Progressive Waste Solutions 0.000%, 10/22/19	199,500	202
Sedgwick Claims Management 4.000%, 12/31/16	374,940	377
Total Safety US 5.750%, 03/11/20	110,000	111
Total Services		6,518

Description	Face Amount (000)	Value (000)
Telecommunications [1.6%]
Alcatel Lucent 6.250%, 07/31/16	$315,000	$320
Arris Group 0.000%, 02/07/20(I)	760,000	761
Bulgaria Telecom 5.500%, 01/15/20	5,000,000	5,864
Consolidated Communications 5.250%, 12/31/18	225,000	227
Digital Globe 3.750%, 01/25/20	545,000	552
Genesys Telecomm 4.000%, 01/31/20	102,857	103
Integra Telecom 6.000%, 02/19/19	636,375	646
Intelsat Jackson Holdings 3.242%, 02/01/14	1,033,538	1,040
Level 3 Communications 4.750%, 08/01/19	735,000	744
SBA Senior Finance II 3.750%, 09/30/19	75,000	76
Windstream 3.500%, 01/10/20	414,525	419
Zayo Group 4.500%, 07/02/19	598,496	604
Total Telecommunications		11,356
Transportation [0.8%]
A'Ayan Leasing 3.349%, 04/13/20	3,000,000	720
American Commercial Lines 7.500%, 09/20/19	300,000	300
American Petroleum Tank 0.000%, 09/28/19	265,000	265
August LuxUK Holding 6.250%, 04/27/18	44,991	45
August US Holding 6.250%, 04/27/18	34,696	35
Azeria Railways 4.202%, 12/17/14	2,640,000	2,548
Fleetpride 5.250%, 11/15/19	215,000	217
Navistar International 7.000%, 08/17/17	89,775	91
Remy International 4.250%, 12/16/16	440,034	444
Schaeffler Finance 4.250%, 01/31/17	600,000	607
Total Transportation		5,272

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 69

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)
Description	Face Amount (000)/Shares	Value (000)
Utility [1.1%]
Ameriforge Group 5.000%, 01/22/20	$100,000	$101
Astoria Generating 8.500%, 10/26/17	190,000	196
Calpine 4.000%, 04/01/18	1,168,205	1,182
CITGO Petroleum 8.000%, 06/24/15	389,031	392
EMG Utica 0.000%, 03/26/20(I)	140,000	141
Glenn Pool Oil & Gas 4.500%, 05/02/16	1,228,916	1,229
Obsidian Natural Gas Trust 6.252%, 11/02/15	1,383,997	1,391
Plains Exploration & Production 4.000%, 11/29/19	1,070,000	1,071
Ruby Western Pipeline 0.000%, 03/22/20(I)	280,000	283
Tesoro 2.780%, 01/30/16	360,000	364
Texas Competitive 4.768%, 10/10/17	684,899	485
TPF Generation Holdings 4.612%, 12/15/14	60,241	60
Vantage Drilling 6.250%, 10/17/17	1,084,813	1,091
Total Utility		7,986
Wireless Communications [0.5%]
Cricket 4.750%, 10/10/19	59,850	60
MetroPCS Wireless 4.000%, 03/19/18	409,003	410
Vodafone Americas Finance 6.875%, 08/11/2015	2,619,514	2,672
Total Wireless Communications		3,142
Total Loans (Cost $152,208)		152,428
Short-Term Investment [5.7%]
First American Government Obligations Fund, 0.020%*	39,734,744	39,735
Total Short-Term Investment (Cost $39,735)		39,735

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [3.3%]
BT SPE (Acquired 07/06/11, Acquisition Cost $15,762,348)
9.250%, 06/06/16(F) (G) (J)	$15,762	$15,263
Start CLO, Ser 2011-7A, Cl A
15.281%, 06/09/16(A) (B) (F)	3,500	3,667
Start VI CLO, Ser 2010-6A
16.360%, 04/01/15(A) (B)	500	517
Start VI CLO, Ser 2010-6X, Cl A
16.360%, 04/01/15(B)	500	518
Yapi Dpr Finance, Ser 2010-1
0.924%, 11/21/14(B)	3,294	3,204
Total Asset-Backed Securities (Cost $23,539)		23,169
Foreign Government Bonds [1.2%]
Bosnia & Herzegovina
2.063%, 12/11/21(F)	1,342	1,411
1.028%, 12/11/17	2,372	2,661
Egyptian Paris Club
3.092%, 01/01/21(H)	339	255
Ghana Government
14.250%, 07/25/16	1,489	699
Mivivienda
3.500%, 01/31/23	200	194
Mongolia International
5.125%, 12/05/22	1,000	932
4.125%, 01/05/18	1,000	970
United Republic of Tanzania
6.450%, 03/08/20	1,300	1,371
Total Foreign Government Bonds (Cost $8,469)		8,493
Sovereign Debt [0.5%]
City of Kyiv
9.375%, 07/11/16	1,190	1,166
Republc of Belarus
8.750%, 08/03/15	2,000	2,080
Republic of Serbia
5.250%, 11/21/17	500	515
Total Sovereign Debt (Cost $3,563)		3,761

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 70

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Sovereign Loan [0.3%]
Kenya Ministry of Finance, 5.207%, 05/15/14(H)	$2,000,000	$1,990
Total Sovereign Loan (Cost $1,976)		1,990
Mortgage-Backed Security [0.1%]
Sea Lane, Ser 2011-1X, Cl A
14.310%, 02/12/16(B)	1,000	1,038
Total Mortgage-Backed Security (Cost $1,000)		1,038

	Number of Warrants
Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20**	2,000	374
Total Warrants (Cost $377)		374
Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings**	3,836	58
Total Common Stock (Cost $0)		58
Total Investments [103.3%] (Cost $706,013)		$722,740

Percentages are based on Net Assets of $699,332 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

**	Non-income producing security.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2013, the value of these securities amounted to $146,533 ($ Thousands), representing 20.9% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2013.

(C)	Payment in Kind.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default. See also note (K).

(E)	Step Bond — The rate reported is the rate in effect on March 31, 2013. The coupon on a step bond changes on a specific date.

(F)	Security is considered illiquid.

(G)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2013 was $15,263 ($ Thousands) and represented 2.2% of Net Assets of the Fund.

(H)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(I)	Unsettled bank loan.

(J)	Security is considered restricted. The total market value of such security as of March 31, 2013 was $15,263 ($Thousands) and represented 2.2% of Net Assets of the Fund.

(K)	Security is in default on interest payments as of May 9, 2013.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

HMO — Health Maintenance Organization

MTN — Medium Term Note

MXP — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krone

Ser — Series

SPE — Special Purpose Entity

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
4/30/13	EUR	12,500	USD	15,995	$(29)
4/30/13	GBP	5,333	USD	8,054	(47)
4/30/13	NOK	17,023	USD	2,907	(5)
5/2/13	SEK	38,432	USD	5,648	(247)
5/2/13	USD	2,707	SEK	17,141	(78)
3/6/14	MXP	23,000	USD	1,735	(70)
					$(476)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
US Bank	(37,445)	36,969	$(476)
			$(476)

For the period ended March 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 71

schedule of investments
March 31, 2013 (Unaudited)
Fixed Income Opportunities Fund (concluded)

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$491,694	$—	$491,694
Loans	—	152,428	—	152,428
Short-Term Investment	39,735	—	—	39,735
Asset-Backed Securities	—	7,906	15,263	23,169
Foreign Government Bonds	—	8,493	—	8,493
Sovereign Debt	—	3,761	—	3,761
Sovereign Loan	—	1,990	—	1,990
Mortgage-Backed Security	—	1,038	—	1,038
Warrants	—	374	—	374
Common Stock	—	58	—	58
Total Investments in Securities	$39,735	$667,742	$15,263	$722,740

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of March 31, 2013:

Investments in Asset-Backed Securities
Beginning Balance as of January 1, 2013	$17,034
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	58
Net purchases	—
Net sales	(1,829)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of March 31, 2013	$15,263

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2013	Valuation Techniques
BT SPE	$15,263,471	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 72

schedule of investments
March 31, 2013 (Unaudited)
Multi-Asset Fund

Description	Shares	Value (000)
Unaffiliated Registered Investment Companies [38.0%]
DoubleLine Total Return Bond Fund	188,816	$2,151
Eaton Vance Floating Rate Advantage Fund	241,071	2,707
ING Global Real Estate Fund	70,473	1,331
Ivy High Income Fund	71,796	626
Principal Preferred Securities Fund	233,282	2,482
Vanguard Short-Term Bond Index Fund	441,618	4,686
Total Unaffiliated Registered Investment Companies (Cost $13,532)		13,983
Exchange-Traded Funds [37.9%]
Powershares DB Gold	31,199	1,700
SPDR S&P 500	24,912	3,900
SPDR S&P Dividend	34,182	2,256
Vanguard Emerging Markets	24,948	1,070
Vanguard Global Ex-U.S. Real Estate	10,349	594
Vanguard MSCI EAFE	44,997	1,639
Vanguard REITs	7,960	561
Vanguard Small Cap Value	12,295	1,121
Wisdomtree Emerging Markets Equity Income Fund	19,552	1,076
Total Exchange-Traded Funds (Cost $12,680)		13,917
Affiliated Registered Investment Companies† [19.7%]
CNI Corporate Bond Fund, Servicing Class	230,664	2,498
CNI Government Bond Fund, Institutional Class	168,666	1,802
CNI High Yield Bond Fund, Institutional Class	117,407	1,043
CNI Limited Maturity Fixed Income Fund, Institutional Class	167,929	1,889
Total Affiliated Registered Investment Companies (Cost $7,134)		7,232

Description	Shares	Value (000)
Short-Term Investments [4.3%]
CNI Prime Money Market Fund, Cl I, 0.030%*†	799,394	$799
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	799,086	799
Total Short-Term Investments (Cost $1,598)		1,598
Total Investments [99.9%] (Cost $34,944)		$36,730

Percentages are based on Net Assets of $36,761 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REITs — Real Estate Investment Trusts

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of March 31, 2013, all of the Fund’s investments are Level 1.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 73

schedule of investments
March 31, 2013 (Unaudited)
Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [96.5%]†
Consumer Discretionary [5.4%]
Mattel	70,000	$3,066
McDonald's	25,000	2,492
Regal Entertainment Group, Cl A	69,300	1,155
Total Consumer Discretionary		6,713
Consumer Staples [28.1%]
Altria Group	14,250	490
B&G Foods	55,000	1,677
Campbell Soup	15,000	680
Clorox	20,400	1,806
Coca-Cola	18,000	728
ConAgra Foods	27,800	996
Dr Pepper Snapple Group	35,400	1,662
General Mills	51,800	2,554
Hershey	17,000	1,488
HJ Heinz	7,035	508
Imperial Tobacco Group ADR	23,152	1,620
JM Smucker	2,600	258
Kellogg	37,000	2,384
Kimberly-Clark	15,500	1,519
Kraft Foods Group	13,194	680
Lancaster Colony	5,000	385
Lorillard	62,490	2,521
PepsiCo	8,000	633
Philip Morris International	34,600	3,208

Description	Shares	Value (000)
Procter & Gamble	30,169	$2,325
Reynolds American	10,692	476
Sysco	52,600	1,850
Unilever ADR	22,200	938
Vector Group	101,664	1,639
Wal-Mart Stores	30,000	2,245
Total Consumer Staples		35,270
Energy [10.7%]
Buckeye Partners	4,400	269
Chevron	12,683	1,507
Crestwood Midstream Partners	25,300	603
Dorchester Minerals	9,000	209
Enbridge Energy Partners	15,000	452
Energy Transfer Partners	3,700	187
Enterprise Products Partners	27,092	1,633
EQT Corporation	13,752	932
Exxon Mobil	19,938	1,797
Kinder Morgan Energy Partners	5,700	512
NuStar Energy	11,250	600
Occidental Petroleum	22,000	1,724
ONEOK Partners	2,400	138
Penn West Petroleum	24,806	267
Plains All American Pipeline	31,600	1,785
Spectra Energy	4,753	146
TransCanada(A)	13,928	667
Total Energy		13,428
Financials [3.4%]
Arthur J Gallagher	13,200	545
Cincinnati Financial	39,700	1,874
FirstMerit	28,571	472
NBT Bancorp	25,935	575
Travelers	6,067	511
US Bancorp	10,000	339
Total Financials		4,316
Healthcare [8.2%]
Bristol-Myers Squibb	57,000	2,348
Eli Lilly	36,900	2,095
GlaxoSmithKline ADR	30,000	1,407
Johnson & Johnson	29,500	2,405
Merck	9,150	405
Pfizer	55,300	1,596
Total Healthcare		10,256

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 74

schedule of investments
March 31, 2013 (Unaudited)
Dividend & Income Fund (continued)

Description	Shares	Value (000)
Industrials [2.1%]
3M	5,400	$574
Eaton(A)	31,000	1,899
Honeywell International	1,872	141
Total Industrials		2,614
Information Technology [3.9%]
IBM	4,500	960
Intel	65,000	1,420
Microsoft	75,500	2,160
Paychex	10,000	351
Total Information Technology		4,891
Materials [3.6%]
Acadian Timber	36,000	531
EI du Pont de Nemours	40,900	2,011
Nucor	15,000	692
Olin	32,000	807
Southern Copper	12,128	456
Total Materials		4,497
REITs [12.3%]
Apartment Investment & Management, Cl A	17,229	528
Camden Property Trust	8,914	612
EPR Properties	18,200	947
Health Care Property Investors	33,546	1,673
Health Care REIT	11,612	789
Healthcare Realty Trust	17,000	483
Liberty Property Trust	17,385	691
Mack-Cali Realty	35,000	1,001
National Health Investors	20,000	1,309
National Retail Properties	36,500	1,320
Plum Creek Timber	24,000	1,253
Senior Housing Properties Trust	13,000	349
Sovran Self Storage	10,036	647
Tanger Factory Outlet Centers	27,984	1,012
Ventas	35,132	2,572
Weyerhaeuser	9,170	288
Total REITs		15,474
Shipping & Transportation [0.6%]
Chorus Aviation(A)	55,000	209
Fly Leasing ADR	37,370	605
Total Shipping & Transportation		814

Description	Shares	Value (000)
Telecommunication Services [6.1%]
AT&T	67,000	$2,458
Consolidated Communications Holdings	75,900	1,332
Deutsche Telekom ADR	49,300	522
Verizon Communications	46,067	2,264
Windstream	136,128	1,082
Total Telecommunication Services		7,658
Utilities [12.1%]
AmeriGas Partners	28,200	1,267
Atmos Energy	15,000	640
Brookfield Infrastructure Partners	20,000	761
Cleco	4,536	213
Duke Energy	22,526	1,635
Entergy	13,700	867
Ferrellgas Partners	7,300	135
FirstEnergy	20,000	844
Hawaiian Electric Industries	24,010	665
National Fuel Gas	13,286	815
NiSource	20,000	587
Northeast Utilities	31,992	1,391
Northwest Natural Gas	8,396	368
OGE Energy	16,800	1,176
Pinnacle West Capital	4,185	242
Portland General Electric	12,000	364
PPL	20,000	626
Suburban Propane Partners	11,200	499
UIL Holdings	11,000	436
United Utilities Group ADR	19,318	417
Wisconsin Energy	27,500	1,179
Total Utilities		15,127
Total Common Stock (Cost $87,274)		121,058
Preferred Stock [1.5%]
REITs [1.1%]
CommonWealth	10,000	257
First Potomac Realty Trust	10,000	260
National Retail Properties	10,000	265
Public Storage	20,000	537
Total REITs		1,319

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 75

schedule of investments
March 31, 2013 (Unaudited)
Dividend & Income Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Telecommunication Services [0.4%]
Qwest	20,000	$534
Total Preferred Stock (Cost $1,781)		1,853
Asset-Backed Security [0.6%]
BT SPE (Acquired 07/06/11, Acquisition Cost $805,991
9.250%, 06/06/16(B) (C) (D)	$806	780
Total Asset-Backed Security (Cost $806)		780
Short-Term Investment [1.0%]
First American Government Obligations Fund, Cl Z, 0.020%**	1,253,908	1,254
Total Short-Term Investment (Cost $1,254)		1,254
Total Investments [99.6%] (Cost $91,115)		$124,945

Percentages are based on Net Assets of $125,408 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Note the Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

(A)	Foreign Security.

(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security at March 31, 2013 was $780 ($ Thousands) and represented 0.6% of Net Assets of the Fund.

(C)	Security is considered illiquid.

(D)	Security is considered restricted. The total market value of such security as of March 31, 2013 was $780 ($Thousands) and represented 0.6% of Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

REITs — Real Estate Investment Trusts

SPE — Special Purpose Entity

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,058	$—	$—	$121,058
Preferred Stock	1,853	—	—	1,853
Asset-Backed Security	—	—	780	780
Short-Term Investment	1,254	—	—	1,254
Total Investments in Securities	$124,165	$—	$780	$124,945

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands) as of March 31, 2013:

Investments in Asset-Backed Security
Beginning Balance as of January 1, 2013	$871
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	3
Net purchases	—
Net sales	(94)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of March 31, 2013	$780

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2013	Valuation Techniques
BT SPE	$780,481	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 76

schedule of investments
March 31, 2013 (Unaudited)
U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.5%]
Aerospace & Defense [2.8%]
Textron	45,000	$1,342
United Technologies	17,900	1,672
Total Aerospace & Defense		3,014
Auto Components [1.1%]
Magna International	20,900	1,227
Biotechnology [6.2%]
Amgen	16,600	1,702
Celgene*	24,500	2,840
Gilead Sciences*	45,600	2,231
Total Biotechnology		6,773
Capital Markets [1.1%]
Affiliated Managers Group*	7,500	1,152
Chemicals [1.6%]
Mosaic	28,800	1,717
Commercial Banks [4.3%]
M&T Bank	12,300	1,269
US Bancorp	45,500	1,544
Wells Fargo	51,400	1,901
Total Commercial Banks		4,714
Communications Equipment [2.8%]
Qualcomm	45,800	3,066

Description	Shares	Value (000)
Computers & Peripherals [5.6%]
Apple	9,900	$4,382
EMC*	69,200	1,653
Total Computers & Peripherals		6,035
Construction & Engineering [2.9%]
Chicago Bridge & Iron	24,000	1,490
Quanta Services*	57,300	1,638
Total Construction & Engineering		3,128
Consumer Finance [1.9%]
American Express	30,900	2,084
Diversified Financial Services [3.9%]
Citigroup	45,200	2,000
JPMorgan Chase	47,600	2,259
Total Diversified Financial Services		4,259
Diversified Telecommunication Services [2.9%]
AT&T	42,200	1,548
Verizon Communications	33,500	1,647
Total Diversified Telecommunication Services		3,195
Electric Utilities [1.5%]
American Electric Power	33,900	1,649
Energy Equipment & Services [5.9%]
Cameron International*	26,400	1,721
National Oilwell Varco	33,500	2,370
Schlumberger	30,800	2,307
Total Energy Equipment & Services		6,398
Food & Staples Retailing [5.0%]
Casey's General Stores	23,800	1,388
Costco Wholesale	17,600	1,867
CVS	40,600	2,233
Total Food & Staples Retailing		5,488
Food Products [2.4%]
ConAgra Foods	32,700	1,171
Dean Foods*	78,400	1,421
Total Food Products		2,592

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 77

schedule of investments
March 31, 2013 (Unaudited)
U.S. Core Equity Fund (continued)

Description	Shares	Value (000)
Health Care Equipment & Supplies [3.0%]
Baxter International	22,000	$1,598
Covidien	24,700	1,676
Total Health Care Equipment & Supplies		3,274
Health Care Providers & Services [1.5%]
UnitedHealth Group	27,600	1,579
Hotels, Restaurants & Leisure [2.4%]
Starbucks	24,700	1,407
Yum! Brands	16,600	1,194
Total Hotels, Restaurants & Leisure		2,601
Industrial Conglomerates [2.1%]
Danaher	36,300	2,256
Insurance [4.8%]
ACE	14,800	1,317
Prudential Financial	37,500	2,212
Travelers	19,500	1,642
Total Insurance		5,171
Internet Software & Services [2.9%]
eBay*	20,200	1,095
Google, Cl A*	2,600	2,065
Total Internet Software & Services		3,160
IT Services [5.0%]
Accenture, Cl A	14,000	1,064
IBM	4,900	1,045
Mastercard, Cl A	3,000	1,623
Visa, Cl A	9,900	1,682
Total IT Services		5,414
Life Sciences Tools & Services [1.6%]
Thermo Fisher Scientific	22,800	1,744
Machinery [2.8%]
Cummins	11,700	1,355
Wabtec	16,800	1,715
Total Machinery		3,070

Description	Shares	Value (000)
Media [3.6%]
Comcast, Cl A	47,300	$1,987
DIRECTV*	33,100	1,874
Total Media		3,861
Multiline Retail [1.5%]
Target	23,100	1,581
Oil, Gas & Consumable Fuels [4.7%]
Exxon Mobil	39,100	3,523
Occidental Petroleum	19,600	1,536
Total Oil, Gas & Consumable Fuels		5,059
Pharmaceuticals [2.5%]
Allergan	12,600	1,406
Mylan*	45,300	1,311
Total Pharmaceuticals		2,717
Real Estate Management & Development [0.9%]
Jones Lang LaSalle	10,300	1,024
Road & Rail [1.3%]
Union Pacific	9,900	1,410
Semiconductors & Semiconductor Equipment [1.2%]
Intel	58,800	1,285
Software [0.9%]
Oracle	31,000	1,002
Specialty Retail [2.4%]
Bed Bath & Beyond*	24,700	1,591
Home Depot	15,400	1,075
Total Specialty Retail		2,666
Water Utilities [1.5%]
American Water Works	38,400	1,591
Total Common Stock (Cost $98,839)		106,956

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 78

schedule of investments
March 31, 2013 (Unaudited)
U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [0.5%]
CNI Prime Money Market Fund, Cl I, 0.030%**†	258,231	$258
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	258,231	258
Total Short-Term Investments (Cost $516)		516
Total Investments [99.0%] (Cost $99,355)		$107,472

Percentages are based on Net Assets of $108,559 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

Cl — Class

As of March 31, 2013, all of the Fund’s investments are Level 1.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 79

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund

Description	Shares	Value (000)
Common Stock [97.9%]
Aerospace & Defense [0.9%]
Boeing	582	$50
General Dynamics	284	20
Honeywell International	670	51
L-3 Communications Holdings, Cl 3	77	6
Lockheed Martin	229	22
Northrop Grumman	203	14
Precision Castparts	945	179
Raytheon	278	16
Rockwell Collins	117	8
United Technologies	721	67
Total Aerospace & Defense		433
Airlines [0.0%]
Southwest Airlines	622	8
Apparel/Textiles [1.0%]
Coach	240	12
Fossil*	46	4
Michael Kors Holdings*	3,830	217
Nike, Cl B	620	37
PVH	67	7
Ralph Lauren, Cl A	962	163
VF	75	13
Total Apparel/Textiles		453
Auto Components [0.1%]
BorgWarner	99	8
Delphi Automotive	251	11

Description	Shares	Value (000)
Goodyear Tire & Rubber*	210	$3
Total Auto Components		22
Automotive [4.0%]
AutoZone*	311	124
Ford Motor	38,851	511
Harley-Davidson	193	10
Johnson Controls	16,885	592
Paccar	13,302	673
Total Automotive		1,910
Banks [3.8%]
Bank of America	45,546	555
Bank of New York Mellon	994	28
CIT Group*	12,500	544
Citigroup	6,677	295
Comerica	160	6
Fifth Third Bancorp	748	12
First Horizon National	208	2
Huntington Bancshares*	719	5
KeyCorp*	789	8
Leucadia National	251	7
M&T Bank	104	11
Moody's	166	9
PNC Financial Services Group	452	30
State Street	390	23
SunTrust Banks*	461	13
US Bancorp	1,592	54
Wells Fargo*	4,189	155
Zions Bancorporation	157	4
Total Banks		1,761
Beauty Products [0.9%]
Estee Lauder, Cl A	3,595	230
Procter & Gamble	2,334	180
Total Beauty Products		410
Biomedical Research & Products [0.1%]
Celgene*	358	42
Biotechnology [1.3%]
Alexion Pharmaceuticals*	167	15
Amgen	640	66
Biogen Idec*	1,352	261

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 80

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Gilead Sciences*	5,741	$281
Total Biotechnology		623
Broadcasting & Cable [3.5%]
Aruba Networks	7,390	183
Cisco Systems	38,756	810
F5 Networks*	927	83
Harris	96	4
JDS Uniphase	201	3
Motorola Solutions	236	15
Palo Alto Networks*	1,690	96
Qualcomm	6,558	439
Total Broadcasting & Cable		1,633
Building & Construction [1.2%]
DR Horton	239	6
Masco	305	6
Owens Corning*	13,700	540
Total Building & Construction		552
Business Services [2.0%]
Accenture, Cl A	551	42
Automatic Data Processing	414	27
Cognizant Technology Solutions, Cl A*	258	20
Computer Sciences	131	6
eBay*	6,547	355
Fidelity National Information Services	251	10
Fiserv*	114	10
Mastercard, Cl A	90	49
Omnicom Group	223	13
Paychex	277	10
SAIC	242	3
Total System Services	137	3
Visa, Cl A	2,411	410
Xerox	1,046	9
Total Business Services		967
Chemicals [2.9%]
Air Products & Chemicals	177	16
Airgas	58	6
CF Industries Holdings	54	10
Dow Chemical	1,029	33
Eastman Chemical	132	9
Ecolab	227	18
EI du Pont de Nemours	798	39

Description	Shares	Value (000)
FMC	118	$7
International Flavors & Fragrances	70	5
LyondellBasell Industries, Cl A	5,424	343
Methanex	1,980	81
Monsanto	3,018	319
Mosaic	236	14
Potash Corp of Saskatchewan	9,900	389
PPG Industries	122	16
Praxair	253	28
Sigma-Aldrich	103	8
Total Chemicals		1,341
Commercial Banks [1.4%]
BB&T	20,498	643
Regions Financial	1,208	10
Total Commercial Banks		653
Communication & Media [2.3%]
Cablevision Systems, Cl A	183	3
CBS, Cl B	500	23
Comcast, Cl A	8,355	351
DIRECTV*	490	28
Discovery Communications, Cl A	210	16
Interpublic Group	354	5
McGraw-Hill	240	12
News, Cl A	1,709	52
Scripps Networks Interactive, Cl A	74	5
Time Warner	8,865	511
Time Warner Cable, Cl A	253	24
Viacom, Cl B	389	24
Washington Post, Cl B	4	2
Total Communication & Media		1,056
Computer & Electronics Retail [0.0%]
GameStop, Cl A	104	3
Computer Software [1.6%]
Adobe Systems	426	18
CA	284	7
Microsoft	21,013	601
Oracle	3,155	102
Symantec*	589	15
Total Computer Software		743

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 81

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Computer System Design & Services [4.0%]
Apple	2,811	$1,244
Dell	1,248	18
Fusion-io*	7,340	120
Hewlett-Packard*	1,669	40
IBM	895	191
NetApp*	308	11
SanDisk	207	12
Seagate Technology	273	10
Stratasys*	2,830	210
Teradata	142	8
Western Digital	185	9
Total Computer System Design & Services		1,873
Computers & Peripherals [0.4%]
EMC*	7,428	178
Construction & Engineering [0.0%]
Jacobs Engineering Group*	111	6
Quanta Services*	182	5
Total Construction & Engineering		11
Construction Materials [0.0%]
Vulcan Materials	111	6
Consumer Products & Services [0.9%]
Clorox	112	10
Colgate-Palmolive	3,366	397
Hasbro	98	4
Kimberly-Clark	331	32
Mattel	294	13
Total Consumer Products & Services		456
Containers & Packaging [0.1%]
Ball	128	6
Bemis	88	3
Owens-Illinois*	140	4
Total Containers & Packaging		13
Distributors [0.0%]
Genuine Parts	132	10
Diversified Consumer Services [0.0%]
H&R Block	232	7

Description	Shares	Value (000)
Diversified Manufacturing [0.7%]
3M	542	$57
Danaher	495	31
General Electric	8,885	205
Parker Hannifin	127	12
Textron	232	7
Total Diversified Manufacturing		312
Diversified Metals & Mining [0.1%]
Alcoa	914	8
Allegheny Technologies	92	3
Cliffs Natural Resources	129	2
Freeport-McMoRan Copper & Gold, Cl B	811	27
Newmont Mining	424	18
United States Steel	123	2
Total Diversified Metals & Mining		60
Drugs [3.5%]
Abbott Laboratories	8,462	299
AbbVie	12,551	512
Actavis*	109	10
Allergan	1,683	188
AmerisourceBergen, Cl A	197	10
Bristol-Myers Squibb	1,399	58
Eli Lilly	853	48
Forest Laboratories*	200	7
Johnson & Johnson	2,389	195
Merck	2,583	114
Mylan*	338	10
Perrigo	75	9
Pfizer	6,143	177
Total Drugs		1,637
Electrical Equipment [0.1%]
Emerson Electric	617	34
Electrical Services [2.2%]
Ameren	207	7
American Electric Power	415	20
AMETEK	5,185	225
CenterPoint Energy	365	9
CMS Energy	226	6
Consolidated Edison	250	15
DTE Energy	147	10
Duke Energy	602	44
Eaton	403	25
Exelon	731	25

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 82

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
First Solar*	51	$1
FirstEnergy	357	15
Integrys Energy Group	67	4
NextEra Energy	362	28
NiSource	266	8
Northeast Utilities	10,269	446
Pepco Holdings	197	4
Pinnacle West Capital	94	6
PPL	498	16
Public Service Enterprise Group	432	15
Rockwell Automation	119	10
Roper Industries	84	11
SCANA	113	6
Southern	743	35
TECO Energy	175	3
Wisconsin Energy	196	8
Xcel Energy	417	12
Total Electrical Services		1,014
Electronic Equipment & Instruments [1.4%]
Amphenol, Cl A	136	10
Arrow Electronics*	15,500	630
FLIR Systems	124	3
Jabil Circuit	157	3
Molex	118	3
TE Connectivity	359	15
Total Electronic Equipment & Instruments		664
Energy [0.2%]
Dominion Resources	492	29
Edison International	278	14
Entergy	152	9
PG&E	375	17
Sempra Energy	193	15
Total Energy		84
Engineering Services [0.0%]
Fluor	139	9
Entertainment [1.6%]
Carnival	380	13
Chipotle Mexican Grill, Cl A*	27	9
Darden Restaurants	111	6
International Game Technology	226	4
Las Vegas Sands	3,160	178
Marriott International, Cl A	208	9
Starbucks	5,030	286
Starwood Hotels & Resorts Worldwide	3,466	221

Description	Shares	Value (000)
Wyndham Worldwide	117	$8
Wynn Resorts	68	8
Total Entertainment		742
Financial Services [2.0%]
American Express	5,721	386
Capital One Financial	8,198	450
Charles Schwab	939	17
CME Group, Cl A	262	16
Discover Financial Services	423	19
Hudson City Bancorp	406	4
IntercontinentalExchange	62	10
Nasdaq Stock Market	101	3
NYSE Euronext	208	8
People's United Financial	289	4
SLM	387	8
Western Union	486	7
Total Financial Services		932
Food, Beverage & Tobacco [2.2%]
Beam	137	9
Brown-Forman, Cl B	130	9
Coca-Cola	3,275	133
Coca-Cola Enterprises	224	8
ConAgra Foods	354	13
Constellation Brands, Cl A*	130	6
Dr Pepper Snapple Group	174	8
General Mills	552	27
Kellogg Company	213	14
Molson Coors Brewing, Cl B	133	7
Monster Beverage*	123	6
PepsiCo	9,927	785
Safeway	205	5
Total Food, Beverage & Tobacco		1,030
Gas/Natural Gas [0.0%]
AGL Resources	101	4
ONEOK	175	9
Total Gas/Natural Gas		13
Health Care Technology [0.3%]
Cerner*	1,335	126
Healthcare Products & Services [1.7%]
Agilent Technologies	296	12
Cardinal Health	291	12
Humana	135	9

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 83

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Life Technologies	147	$10
McKesson	5,961	644
Medtronic	864	41
PerkinElmer	97	3
Thermo Fisher Scientific	306	23
UnitedHealth Group	876	50
Waters*	73	7
Total Healthcare Products & Services		811
Household Furniture & Fixtures [0.7%]
Garmin	94	3
Harman International Industries	58	3
Lennar, Cl A	7,111	295
Newell Rubbermaid	245	6
PulteGroup*	291	6
Stanley Black & Decker	137	11
Whirlpool	67	8
Total Household Furniture & Fixtures		332
Independent Power Producers & Energy Trader [0.0%]
AES	529	7
NRG Energy	276	7
Total Independent Power Producers & Energy Trader		14
Industrial [0.0%]
Dun & Bradstreet	35	3
Equifax	103	6
Robert Half International	119	4
Total Industrial		13
Insurance [8.7%]
ACE	290	26
Aetna	280	14
Aflac	400	21
Allstate	408	20
American International Group*	18,261	709
Aon	266	16
Assurant	67	3
Berkshire Hathaway, Cl B	7,881	821
Catamaran*	2,850	151
Chubb	223	20
Cigna	244	15
Cincinnati Financial	126	6
Coventry Health Care	115	6
DaVita*	72	9
Express Scripts Holding	699	40
Genworth Financial, Cl A*	44,921	449

Description	Shares	Value (000)
Hartford Financial Services Group	373	$10
HCA Holdings	4,750	193
HCC Insurance Holdings	13,500	567
Lincoln National	232	8
Loews	4,865	214
Marsh & McLennan	469	18
MetLife	17,634	670
Principal Financial Group	236	8
Progressive	475	12
Prudential Financial	397	23
Tenet Healthcare*	89	4
Torchmark	80	5
Travelers	323	27
Unum Group	231	7
XL Group, Cl A	252	8
Total Insurance		4,100
Internet & Catalog Retail [0.1%]
Expedia	80	5
Netflix	48	9
priceline.com*	43	30
TripAdvisor*	94	5
Total Internet & Catalog Retail		49
Investment Banker/Broker Dealer [1.1%]
Affiliated Managers Group*	1,230	189
Ameriprise Financial	174	13
BlackRock, Cl A	107	27
E*Trade Financial*	244	3
Franklin Resources	118	18
Goldman Sachs Group	374	55
Invesco	377	11
JPMorgan Chase	3,270	155
Legg Mason	98	3
Morgan Stanley	1,173	26
Northern Trust*	186	10
T Rowe Price Group	221	16
Total Investment Banker/Broker Dealer		526
Machinery [2.6%]
AGCO	3,900	203
Caterpillar	3,530	307
Cummins	2,461	285
Deere	333	29
Dover	149	11
Flowserve	41	7
Illinois Tool Works	355	22
Ingersoll-Rand	235	13

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 84

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Joy Global	91	$5
Pall	95	7
Pentair	1,826	96
Snap-on	50	4
Titan International	10,100	213
Xylem	159	4
Total Machinery		1,206
Manufacturing [0.9%]
Tyco International	12,548	402
Medical Products & Services [6.1%]
Bard (C.R.)	65	6
Baxter International	6,166	448
Becton Dickinson	166	16
Boston Scientific*	1,160	9
CareFusion*	12,932	452
Covidien	9,953	675
DENTSPLY International	122	5
Edwards Lifesciences*	97	8
Hospira*	141	5
Intuitive Surgical*	204	100
Laboratory Corp of America Holdings*	6,980	630
Patterson	11,071	421
Quest Diagnostics	135	8
St. Jude Medical	242	10
Stryker	247	16
Varian Medical Systems	93	7
WellPoint	260	17
Zimmer Holdings	145	11
Total Medical Products & Services		2,844
Miscellaneous Manufacturing [0.0%]
Leggett & Platt	122	4
Multi-Media [0.7%]
Walt Disney	5,323	302
Office Equipment & Supplies [0.0%]
Avery Dennison	86	4
Office Furniture & Fixtures [1.4%]
Autodesk	192	8
BMC Software	112	5
Citrix Systems*	159	11
Electronic Arts*	256	5
Intuit	238	16
Red Hat	165	8

Description	Shares	Value (000)
Salesforce.com*	1,975	$353
ServiceNow*	1,610	58
Splunk*	2,320	93
Workday, Cl A*	1,540	95
Total Office Furniture & Fixtures		652
Paper & Related Products [1.3%]
International Paper	377	18
MeadWestvaco	150	5
Sealed Air	23,966	578
Total Paper & Related Products		601
Personal Products [0.0%]
Avon Products	369	8
Petroleum & Fuel Products [10.1%]
Anadarko Petroleum	2,468	216
Apache	335	26
Baker Hughes	378	17
Cabot Oil & Gas	180	12
Cameron International	212	14
Chesapeake Energy	445	9
Chevron	1,660	197
Cobalt International Energy*	2,660	75
Concho Resources*	2,070	202
ConocoPhillips	4,343	261
Consol Energy	195	7
Denbury Resources*	17,119	319
Devon Energy	323	18
Diamond Offshore Drilling	59	4
Ensco, Cl A	199	12
EOG Resources	232	30
EQT	129	9
Exxon Mobil	3,828	345
FMC Technologies*	203	11
Halliburton	796	32
Helmerich & Payne	91	5
Hess	254	18
Kinder Morgan	540	21
Marathon Oil	605	20
Marathon Petroleum	283	25
Murphy Oil	155	10
Nabors Industries	249	4
National Oilwell Varco	365	26
Newfield Exploration*	116	3
Noble	6,116	233
Noble Energy	153	18
Occidental Petroleum	688	54
Peabody Energy	230	5
Phillips 66	5,181	362

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 85

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Pioneer Natural Resources	113	$14
QEP Resources	153	5
Range Resources	139	11
Rowan, Cl A	106	4
Schlumberger	4,555	341
Southwestern Energy*	18,600	693
Spectra Energy	571	18
Tesoro	117	7
Transocean*	5,900	307
Valero Energy	7,172	326
Whiting Petroleum*	7,000	356
Williams	582	22
WPX Energy	171	3
Total Petroleum & Fuel Products		4,727
Printing & Publishing [0.5%]
ADT	4,473	219
Cintas	90	4
Gannett	196	4
Iron Mountain	143	5
Pitney Bowes	172	3
Republic Services, Cl A	254	8
Stericycle*	74	8
Total Printing & Publishing		251
Railroads [0.0%]
CSX	872	22
Real Estate Investment Trust [1.2%]
American Tower, Cl A	2,198	169
Apartment Investment & Management, Cl A	125	4
AvalonBay Communities	97	12
Boston Properties	130	13
Equity Residential	274	15
HCP	387	19
Health Care	223	15
Host Hotels & Resorts	621	11
Kimco Realty	349	8
Plum Creek Timber	139	7
ProLogis	395	16
Public Storage	123	19
Simon Property Group	1,248	198
Ventas	249	18
Vornado Realty Trust	145	12
Weyerhaeuser	466	15
Total Real Estate Investment Trust		551

Description	Shares	Value (000)
Real Estate Management & Development [1.8%]
Brookfield Asset Management, Cl A	18,500	$675
CBRE Group, Cl A*	7,440	188
Total Real Estate Management & Development		863
Retail [3.2%]
Abercrombie & Fitch, Cl A	68	3
AutoNation*	33	2
Bed Bath & Beyond	193	12
Best Buy	227	5
CarMax*	195	8
Costco Wholesale	372	39
CVS	1,052	58
Dollar General*	262	13
Dollar Tree*	194	9
Family Dollar Stores	82	5
Gap	254	9
GNC Holdings, Cl A	4,770	187
Home Depot	5,598	391
JC Penney	10,522	159
Kohl's	181	8
Kroger	443	15
L Brands	205	9
Lowe's	948	36
Macy's	338	14
McDonald's	857	85
Nordstrom	128	7
O'Reilly Automotive	95	10
PetSmart	92	6
Ross Stores	190	12
Sherwin-Williams	73	12
Staples	576	8
SYSCO	501	18
Target	556	38
Tiffany	102	7
TJX	623	29
Urban Outfitters*	94	4
Walgreen	735	35
Wal-Mart Stores	1,429	107
Whole Foods Market	1,317	114
Yum! Brands	385	28
Total Retail		1,502
Schools [0.0%]
Apollo Group, Cl A	86	2

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 86

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Semi-Conductors [1.9%]
Advanced Micro Devices	519	$1
Altera	273	10
Analog Devices	261	12
Applied Materials	1,025	14
ASML Holding, Cl G	2,355	160
Broadcom, Cl A	447	16
Cavium*	2,340	91
Intel	4,226	92
KLA-Tencor	142	7
Lam Research*	139	6
Linear Technology	199	8
LSI*	470	3
Microchip Technology	167	6
Micron Technology*	873	9
NVIDIA	534	7
NXP Semiconductor*	7,140	216
Stmicroelectronics, Cl Y	23,020	177
Teradyne*	163	3
Texas Instruments	944	33
Xilinx	223	9
Total Semi-Conductors		880
Steel & Steel Works [0.0%]
Nucor	271	12
Telephones & Telecommunications [3.0%]
AT&T	10,692	392
CenturyLink	535	19
Corning	35,558	474
Crown Castle International*	251	18
Frontier Communications	853	3
MetroPCS Communications*	273	3
Sprint Nextel*	2,573	16
Verizon Communications	2,442	120
Vodafone Group ADR	12,100	344
Windstream	505	4
Total Telephones & Telecommunications		1,393
Trading Companies & Distributors [0.1%]
Fastenal	231	12
WW Grainger	51	11
Total Trading Companies & Distributors		23

Description	Shares	Value (000)
Transportation Services [0.4%]
CH Robinson Worldwide	138	$8
Expeditors International of Washington	176	6
FedEx	250	25
Norfolk Southern	269	21
Union Pacific	401	57
United Parcel Service, Cl B	611	52
Total Transportation Services		169
Trucking [0.0%]
Ryder System	44	3
Waste Management Services [0.0%]
Waste Management	374	15
Web Portals/ISP [3.3%]
Akamai Technologies*	152	5
Amazon.com*	1,551	413
Facebook, Cl A*	10,300	263
Google, Cl A*	795	631
Juniper Networks*	10,391	193
VeriSign	130	6
Yahoo!*	828	20
Total Web Portals/ISP		1,531
Wholesale [0.4%]
Archer-Daniels-Midland	563	19
Campbell Soup	153	7
Dean Foods*	159	3
Hershey	128	11
HJ Heinz	274	20
Hormel Foods	115	5
JM Smucker	92	9
Kraft Foods Group	506	26
McCormick	113	8
Mead Johnson Nutrition, Cl A	173	13
Mondelez International, Cl A	1,520	47
Tyson Foods, Cl A	242	6
Total Wholesale		174
Total Common Stock (Cost $38,471)		45,807

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 87

schedule of investments
March 31, 2013 (Unaudited)
Diversified Equity Fund (concluded)

Description	Shares	Value (000)
Short-Term Investments [2.3%]
CNI Government Money Market Fund, Cl I, 0.010%**†	548,966	$549
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	548,966	549
Total Short-Term Investments (Cost $1,098)		1,098
Total Investments [100.2%] (Cost $39,569)		$46,905

Percentages are based on Net Assets of $46,789 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

†	Investment in Affiliate.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2013, all of the Fund’s investments are Level 1.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 88

schedule of investments
March 31, 2013 (Unaudited)
Socially Responsible Equity Fund

Description	Shares	Value (000)
Common Stock [95.8%]
Automotive [5.5%]
Ford Motor	174,200	$2,291
Johnson Controls	58,700	2,058
Paccar	49,000	2,477
Total Automotive		6,826
Banks [4.3%]
Bank of America	193,000	2,351
CIT Group*	69,100	3,004
Total Banks		5,355
Broadcasting & Cable [2.4%]
Cisco Systems	140,800	2,944
Building & Construction [2.4%]
Owens Corning*	76,200	3,005
Chemicals [1.9%]
EI du Pont de Nemours	47,700	2,345
Commercial Banks [2.7%]
BB&T	105,000	3,296
Communication & Media [1.0%]
Time Warner	22,700	1,308
Computer Software [1.9%]
Microsoft	82,700	2,366

Description	Shares	Value (000)
Distributors [1.1%]
Genuine Parts	17,200	$1,341
Drugs [2.0%]
AbbVie	60,300	2,459
Electrical Equipment [1.4%]
Emerson Electric	31,200	1,743
Electrical Services [4.4%]
Eaton	50,000	3,063
Northeast Utilities	55,200	2,399
Total Electrical Services		5,462
Electronic Equipment & Instruments [2.9%]
Arrow Electronics*	87,800	3,566
Financial Services [2.8%]
American Express	25,500	1,720
CME Group, Cl A	27,200	1,670
Total Financial Services		3,390
Food, Beverage & Tobacco [2.9%]
PepsiCo	45,900	3,631
Healthcare Products & Services [3.3%]
Cardinal Health	38,200	1,590
McKesson	23,200	2,505
Total Healthcare Products & Services		4,095
Household Furniture & Fixtures [1.0%]
Whirlpool	10,000	1,185
Insurance [10.5%]
American International Group*	92,000	3,571
Berkshire Hathaway, Cl B	23,000	2,397
Chubb	27,000	2,363
Genworth Financial, Cl A*	237,600	2,376
HCC Insurance Holdings	55,500	2,333
Total Insurance		13,040
Machinery [0.9%]
Titan International	54,800	1,155

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 89

schedule of investments
March 31, 2013 (Unaudited)
Socially Responsible Equity Fund (concluded)

Description	Shares	Value (000)
Manufacturing [1.0%]
Tyco International	37,475	$1,199
Medical Products & Services [10.1%]
Baxter International	33,000	2,397
CareFusion*	71,500	2,502
Covidien	35,200	2,388
Laboratory Corp of America Holdings*	31,600	2,850
Patterson	61,700	2,347
Total Medical Products & Services		12,484
Paper & Related Products [3.4%]
Packaging Corp of America	27,400	1,229
Sealed Air	125,000	3,014
Total Paper & Related Products		4,243
Petroleum & Fuel Products [11.0%]
ConocoPhillips	53,000	3,185
Denbury Resources*	124,000	2,313
Phillips 66	21,000	1,469
Southwestern Energy*	94,300	3,514
Spectra Energy	58,600	1,802
Whiting Petroleum*	25,000	1,271
Total Petroleum & Fuel Products		13,554
Property & Casualty Insurance [1.9%]
Fidelity National Financial, Cl A	94,000	2,372
Real Estate Investment Trust [1.5%]
Redwood Trust	81,000	1,878
Real Estate Management & Development [2.8%]
Brookfield Asset Management, Cl A	96,000	3,503
Retail [1.6%]
Home Depot	28,000	1,954
Semi-Conductors [2.8%]
Analog Devices	49,500	2,301
Intel	54,200	1,185
Total Semi-Conductors		3,486

Description	Shares	Value (000)
Telephones & Telecommunications [3.4%]
Corning	177,400	$2,365
Vodafone Group ADR	66,800	1,898
Total Telephones & Telecommunications		4,263
Transportation Services [1.0%]
United Parcel Service, Cl B	14,300	1,228
Total Common Stock (Cost $96,738)		118,676
Short-Term Investment [4.3%]
AIM STIT-Government TaxAdvantage Portfolio, 0.040%**	5,285,061	5,285
Total Short-Term Investment (Cost $5,285)		5,285
Total Investments [100.1%] (Cost $102,023)		$123,961

Percentages are based on Net Assets of $123,876 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2013, all of the Fund’s investments are Level 1.

For the period ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 90

schedule of investments
March 31, 2013 (Unaudited)
Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [87.8%]
China [11.7%]
Baidu ADR*	5,500	$482
Bank of China	2,407,000	1,116
China Construction Bank	523,000	427
China Medical System Holdings	2,263,300	2,298
Dongfang Electric	732,800	1,214
Dongyue Group	2,043,000	1,184
Harbin Electric	820,000	667
New Oriental Education & Technology Group ADR	36,235	652
PICC Property & Casualty	2,376,000	3,052
Prince Frog International Holdings	1,637,000	844
Sunac China Holdings	4,441,000	3,129
Tingyi Cayman Islands Holding	1,044,000	2,724
Zhejiang Expressway	2,040,000	1,611
ZTE	1,422,900	2,456
Total China		21,856
Hong Kong [31.1%]
AAC Technologies Holdings	965,000	4,637
Bosideng International Holdings	10,642,000	3,304
China Foods	2,256,000	1,293
China Unicom (Hong Kong)	884,000	1,184
Chow Sang Sang Holdings International	764,000	2,254
CIMC Enric Holdings	378,000	407
Future Bright Holdings	2,778,000	863
Galaxy Entertainment Group*	1,658,000	6,920
Great Wall Motor	2,044,500	6,927
Magic Holdings International	7,739,000	3,170
Man Wah Holdings	1,570,400	1,501

Description	Shares	Value (000)
NagaCorp	9,182,600	$7,748
Ping An Insurance Group of China	606,500	4,704
Skyworth Digital Holdings	3,549,589	2,382
Tencent Holdings	175,800	5,589
Xtep International Holdings	10,704,000	4,151
Yuzhou Properties	5,336,000	1,299
Total Hong Kong		58,333
India [17.5%]
Axis Bank	77,033	1,843
Coal India	505,218	2,873
Cognizant Technology Solutions, Cl A ADR*	24,100	1,846
Crisil	66,304	1,079
Dr. Reddy's Laboratories ADR	54,500	1,763
HDFC Bank	47,090	542
HDFC Bank ADR	33,100	1,239
ICICI Bank	91,023	1,750
ICICI Bank ADR	74,100	3,179
Infosys	6,800	362
Infosys ADR	5,000	270
ITC	450,030	2,562
KPIT Cummins Infosystems	383,280	682
NHPC	1,700,000	621
Persistent Systems	100,929	1,010
Satyam Computer Services*	334,993	791
Shree Cement	4,100	305
Sobha Developers	460,782	2,951
Sun Pharmaceutical Industries	73,285	1,105
Tata Global Beverages	1,030,161	2,423
Tata Motors ADR	102,600	2,505
Tech Mahindra	20,931	408
Yes Bank	93,105	735
Total India		32,844
Indonesia [8.3%]
PT ACE Hardware Indonesia Tbk	13,130,000	1,121
PT Bank Mandiri Tbk	2,215,500	2,280
PT BW Plantation Tbk	5,547,500	759
PT Ciputra Development Tbk	26,166,000	2,908
PT Global Mediacom Tbk	6,515,000	1,559
PT Lippo Karawaci Tbk	5,054,000	713
PT Media Nusantara Citra Tbk	10,805,500	3,141
PT Nippon Indosari Corpindo Tbk	411,000	305
PT Ramayana Lestari Sentosa Tbk	7,258,500	1,038
PT Surya Citra Media Tbk	1,397,000	399

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 91

schedule of investments
March 31, 2013 (Unaudited)
Emerging Markets Fund (concluded)

Description	Shares	Value (000)
PT United Tractors Tbk	655,000	$1,227
Total Indonesia		15,450
Malaysia [5.6%]
Genting Malaysia Berhad	1,752,100	2,048
Malayan Banking Berhad	1,287,725	3,888
Multi-Purpose Holdings Berhad	3,240,100	3,788
Sime Darby Berhad	280,900	841
Total Malaysia		10,565
Philippines [5.0%]
GT Capital Holdings	97,350	1,748
Megaworld	13,767,000	1,312
Metro Pacific Investments	9,434,600	1,290
Metropolitan Bank and Trust	418,840	1,201
San Miguel	513,230	1,453
San Miguel Pure Foods	37,620	253
SM Prime Holdings	3,703,675	1,733
Vista Land & Lifescapes	3,000,000	399
Total Philippines		9,389
South Korea [1.2%]
Samsung Electronics	1,685	2,313
Thailand [7.4%]
Bank of Ayudhya PCL	958,300	1,137
Charoen Pokphand Foods PCL	1,161,900	1,299
Krung Thai Bank PCL - Foreign	5,343,750	4,562
L.P.N. Development PCL	2,200,000	1,897
L.P.N. Development PCL NVDR	285,000	246
Minor International PCL	1,047,800	869
PTT Exploration & Production PCL	450,512	2,277
Siam Cement PCL	96,300	1,631
Total Thailand		13,918
Total Common Stock (Cost $141,476)		164,668

Description	Shares	Value (000)
Short-Term Investment [10.6%]
First American Government Obligations Fund, 0.020%**	19,788,324	$19,788
Total Short-Term Investment (Cost $19,788)		19,788
Total Investments [98.4%] (Cost $161,264)		$184,456

Percentages are based on Net Assets of $187,464 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2013.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depository Receipt

PCL — Public Company Limited

The following is a list of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$164,668	$—	$—	$164,668
Short-Term Investment	19,788	—	—	19,788
Total Investments in Securities	$184,456	$—	$—	$184,456

See below for transfers into or out of Level 1 and Level 2 ($ Thousands).

	Country	Market Value
Transfers into Level 2	None	$—
Transfers out of Level 2	Indonesia	(10,432)
	Philippines	(6,657)
	Thailand	(11,204)
Net transfers out of Level 2		$(28,293)

	Country	Market Value
Transfers into Level 1	Indonesia	$10,432
	Philippines	6,657
	Thailand	11,204
Transfers out of Level 1	None	—
Net transfers into Level 1		$28,293

Transfers were made into Level 1 due to the Indonesia, Philippines and Thailand markets being closed on December 31, 2012. For the period ended March 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 92

statements of assets and liabilities (000)
March 31, 2013 (Unaudited)

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
ASSETS:
Cost of securities (including repurchase agreements)	$3,104,833	$1,166,828	$893,283
Investments in securities, at value	$2,859,833	$982,828	$893,283
Repurchase agreements, at value	245,000	184,000	—
Cash	7,739	—	20,949
Dividend and interest receivable	1,753	391	1,927
Prepaid expenses	192	69	53
Total Assets	3,114,517	1,167,288	916,212

LIABILITIES:
Payable for income distributions	8	17	2
Payable due to custodian	—	5,300	—
Investment adviser fees payable	159	109	69
Shareholder servicing & distribution fees payable	—	7	24
Administrative fees payable	81	32	—
Accrued expenses	395	143	73
Total Liabilities	643	5,608	168
Net Assets	$3,113,874	$1,161,680	$916,044

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,113,875	$1,161,694	$916,042
Accumulated net realized gain (loss) on investments	(1)	(14)	2
Net Assets	$3,113,874	$1,161,680	$916,044

Institutional Class Shares ($Dollars):
Net Assets	$—	$2,703,606	$—
Total shares outstanding at end of period	—	2,703,606	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$1.00	$—

Class N Shares ($Dollars):
Net Assets	$2,615,185,195	$350,726,174	$707,279,931
Total shares outstanding at end of period	2,615,183,845	350,788,362	707,281,441
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class S Shares ($Dollars):
Net Assets	$391,525,612	$237,462,372	$68,808,483
Total shares outstanding at end of period	391,526,732	237,427,795	68,804,806
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Servicing Class Shares ($Dollars)^:
Net Assets	$107,163,501	$570,787,587	$139,955,708
Total shares outstanding at end of period	107,164,812	570,866,954	139,957,471
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 93

statements of assets and liabilities (000)
March 31, 2013 (Unaudited)

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including affiliated investments)	$48,475	$171,926	$131,092	$64,463
Investments in securities, at value	$48,700	$171,685	$135,913	$65,060
Affiliated investments, at value	327	4,514	231	1,307
Cash	21	20	—	—
Receivable for investment securities sold	1,170	—	—	—
Dividend and income receivable	305	563	1,158	684
Receivable for capital shares sold	—	1,093	932	206
Prepaid expenses	4	10	8	3
Total Assets	50,527	177,885	138,242	67,260

LIABILITIES:
Payable for income distributions	13	65	191	85
Payable for capital shares redeemed	—	1,356	365	125
Payable for investment securities purchased	1,106	—	—	1,548
Investment adviser fees payable	21	66	46	17
Shareholder servicing & distribution fees payable	5	26	30	14
Administrative fees payable	2	6	5	2
Accrued expenses	14	20	13	16
Total Liabilities	1,161	1,539	650	1,807
Net Assets	$49,366	$176,346	$137,592	$65,453

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$50,891	$173,380	$132,286	$63,455
Distributions in excess of net investment income	(43)	(400)	(21)	—
Accumulated net realized gain (loss) on investments	(2,034)	(907)	275	94
Net unrealized appreciation on investments	552	4,273	5,052	1,904
Net Assets	$49,366	$176,346	$137,592	$65,453

Institutional Class Shares ($Dollars):
Net Assets	$43,944,301	$55,511,504	$—	$—
Total shares outstanding at end of period	3,905,865	5,199,458	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.25	$10.68	$—	$—

Class N Shares ($Dollars):
Net Assets	$5,421,950	$2,575,896	$3,011,377	$6,555,277
Total shares outstanding at end of period	481,631	240,885	277,696	611,309
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.26	$10.69	$10.84	$10.72

Servicing Class Shares ($Dollars):
Net Assets	$—	$118,258,612	$134,580,586	$58,898,210
Total shares outstanding at end of period	—	11,080,696	12,425,830	5,508,716
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$10.67	$10.83	$10.69

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 94

statements of assets and liabilities (000)
March 31, 2013 (Unaudited)

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
ASSETS:
Cost of securities (including affiliated investments)	$44,398	$163,330	$133,444	$706,013
Investments in securities, at value	$45,346	$168,541	$139,252	$722,740
Affiliated investments, at value	721	1,415	—	—
Cash	8	602	25	—
Foreign currency (1)	—	—	—	249
Dividend and income receivable	323	3,924	1,641	11,404
Receivable for investment securities sold	—	425	250	15,897
Receivable for capital shares sold	13	1,292	526	2,336
Prepaid expenses	3	9	14	33
Total Assets	46,414	176,208	141,708	752,659

LIABILITIES:
Payable for income distributions	13	569	—	—
Payable to custodian	—	—	—	24,158
Payable for capital shares redeemed	—	118	175	493
Payable for investment securities purchased	456	2,628	717	27,447
Unrealized loss on forward foreign currency contracts	—	—	—	476
Investment adviser fees payable	19	90	46	292
Shareholder servicing & distribution fees payable	—	51	29	228
Administrative fees payable	2	6	5	51
Trustee fees payable	—	—	—	2
Accrued expenses	16	16	73	180
Total Liabilities	506	3,478	1,045	53,327
Net Assets	$45,908	$172,730	$140,663	$699,332

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$44,040	$165,526	$136,951	$675,632
Undistributed (Distributions in excess of) net investment income	(50)	—	278	2,268
Accumulated net realized gain (loss) on investments and foreign currency	249	578	(2,374)	5,195
Net unrealized appreciation (depreciation) on:
Investments	1,669	6,626	5,808	16,727
Foreign Currency	—	—	—	(490)
Net Assets	$45,908	$172,730	$140,663	$699,332

Institutional Class Shares ($Dollars):
Net Assets	$45,613,820	$41,150,011	$—	$—
Total shares outstanding at end of period	4,252,567	4,635,502	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.73	$8.88	$—	$—

Class N Shares ($Dollars):
Net Assets	$294,602	$52,503,896	$140,663,361	$699,332,254
Total shares outstanding at end of period	27,491	5,915,640	5,225,600	25,326,290
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.72	$8.88	$26.92	$27.61

Servicing Class Shares ($Dollars):
Net Assets	$—	$79,075,989	$—	$—
Total shares outstanding at end of period	—	8,910,608	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$8.87	$—	$—

(1)	Cost of foreign currency is $250 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 95

statements of assets and liabilities (000)
March 31, 2013 (Unaudited)

	Multi-Asset Fund	Dividend & Income Fund	U.S. Core Equity Fund
ASSETS:
Cost of securities (including affiliated investments)	$34,944	$91,115	$99,355
Investments in securities, at value	$28,699	$124,945	$107,214
Affiliated investments, at value	8,031	—	258
Cash	22	18	22
Dividend and income receivable	63	304	60
Receivable for investment securities sold	—	—	937
Receivable for capital shares sold	14	419	871
Prepaid expenses	2	18	1
Total Assets	36,831	125,704	109,363

LIABILITIES:
Payable for income distributions	37	—	98
Payable for capital shares redeemed	—	126	626
Investment adviser fees payable	16	66	36
Shareholder servicing & distribution fees payable	12	43	34
Administrative fees payable	1	14	4
Trustee fees payable	—	1	—
Accrued expenses	4	46	6
Total Liabilities	70	296	804
Net Assets	$36,761	$125,408	$108,559

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$37,639	$101,460	$100,166
Undistributed (Distributions in excess of) net investment income	(45)	166	—
Accumulated net realized gain (loss) on investments	(2,619)	(10,048)	276
Net unrealized appreciation on investments	1,786	33,830	8,117
Net Assets	$36,761	$125,408	$108,559

Institutional Class Shares ($Dollars):
Net Assets	$7,519,463	$—	$110
Total shares outstanding at end of period	703,810	—	10
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.68	$—	$10.92	^

Class N Shares ($Dollars):
Net Assets	$23,481,809	$125,408,266	$53,320,719
Total shares outstanding at end of period	2,197,293	3,841,559	4,893,315
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.69	$32.65	$10.90

Servicing Class Shares ($Dollars):
Net Assets	$5,759,833	$—	$55,238,181
Total shares outstanding at end of period	538,402	—	5,067,998
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.70	$—	$10.90

Amounts designated as “—” are either $0 or have been rounded to $0.

^	Net assets divided by shares do not calculate to the stated net asset value because net assets amount is shown rounded.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 96

statements of assets and liabilities (000)
March 31, 2013 (Unaudited)

	Diversified Equity Fund	Socially Responsible Equity Fund	Emerging Markets Fund
ASSETS:
Cost of securities (including affiliated investments)	$39,569	$102,023	$161,264
Investments in securities, at value	$46,356	$123,961	$184,456
Affiliated investments, at value	549	—	—
Cash	9	60	—
Foreign currency(1)	—	—	3,624
Dividend and income receivable	24	86	218
Receivable for investment securities sold	126	648	595
Receivable for capital shares sold	1	144	2,476
Prepaid expenses	3	6	20
Total Assets	47,068	124,905	191,389

LIABILITIES:
Payable for income distributions	6	—	—
Payable for capital shares redeemed	1	111	71
Payable for investment securities purchased	226	805	3,547
Investment adviser fees payable	26	78	148
Shareholder servicing & distribution fees payable	2	7	61
Administrative fees payable	2	4	20
Trustee fees payable	—	—	4
Accrued expenses	16	24	74
Total Liabilities	279	1,029	3,925
Net Assets	$46,789	$123,876	$187,464

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$55,532	$107,300	$165,251
Accumulated net investment loss/Distributions in excess of net investment income	—	(4)	(446)
Accumulated net realized loss on investments and foreign currency	(16,079)	(5,358)	(530)
Net unrealized appreciation (depreciation) on investments on:
Investments	7,336	21,938	23,192
Foreign currency	—	—	(3)
Net Assets	$46,789	$123,876	$187,464

Institutional Class Shares ($Dollars):
Net Assets	$43,075,277	$93,318,561	$—
Total shares outstanding at end of period	2,864,939	8,187,739	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$15.04	$11.40	$—

Class N Shares ($Dollars):
Net Assets	$3,713,491	$30,557,883	$187,464,223
Total shares outstanding at end of period	246,234	2,686,746	5,618,926
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$15.08	$11.37	$33.36

(1)	Cost of foreign currency is $3,625 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 97

statements of operations
For the six months ended March 31, 2013 (Unaudited)

	Government Money Market Fund (000)	Prime Money Market Fund (000)	California Tax Exempt Money Market Fund (000)
INCOME:
Interest Income	$2,869	$1,579	$627
Total Investment Income	2,869	1,579	627

EXPENSES:
Investment Advisory Fees	4,233	1,531	1,255
Shareholder Servicing Fees — Class N(1)	9,643	1,301	2,397
Shareholder Servicing Fees — Class S(1)	1,317	1,014	315
Shareholder Servicing Fees — Servicing Class	119	712	177
Administration Fees	714	268	203
Transfer Agent Fees	108	39	30
Trustee Fees	79	29	22
Professional Fees	245	89	67
Printing Fees	78	28	22
Custody Fees	72	25	7
Registration Fees	65	24	18
Insurance and Other Expenses	140	54	41
Total Expenses	16,813	5,114	4,554
Less, Waivers of:
Investment Advisory Fees	(2,813)	(629)	(1,023)
Shareholder Servicing Fees — Class N(1)	(9,642)	(1,020)	(2,397)
Shareholder Servicing Fees — Class S(1)	(1,317)	(1,240)	(315)
Shareholder Servicing Fees — Servicing Class	(119)	(704)	(177)
Administration Fees	(161)	(60)	(46)
Transfer Agent Fees(2)	(55)	(20)	(15)
Net Expenses	2,706	1,441	581

Net Investment Income	163	138	46
Net Realized Gain from Securities Transactions	6	—	—
Net Increase in Net Assets Resulting from Operations	$169	$138	$46

(1)	Includes class specific distribution expenses.

(2)	See Note 3 for updated Transfer Agency Agreements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 98

statements of operations
For the six months ended March 31, 2013 (Unaudited)

	Limited Maturity Fixed Income Fund (000)	Government Bond Fund (000)	Corporate Bond Fund (000)	California Tax Exempt Bond Fund (000)
INCOME:
Interest Income	$291	$1,388	$1,781	$799
Total Investment Income	291	1,388	1,781	799

EXPENSES:
Investment Advisory Fees	127	378	272	82
Shareholder Servicing Fees — Class N(1)	12	8	7	16
Shareholder Servicing Fees — Servicing Class	—	148	166	68
Administration Fees	11	38	30	13
Transfer Agent Fees	20	6	4	2
Trustee Fees	1	4	3	2
Professional Fees	4	12	10	4
Custody Fees	1	4	3	1
Registration Fees	1	4	2	1
Printing Fees	1	4	3	1
Insurance and Other Expenses	2	7	10	3
Total Expenses	180	613	510	193
Recovery of Investment Advisory Fees Previously Waived(2)	—	22	—	3
Less, Waivers of:
Investment Advisory Fees	—	—	—	(2)
Shareholder Servicing Fees — Class N	(6)	—	—	—
Transfer Agent Fees(3)	—	(3)	(2)	(1)
Net Expenses	174	632	508	193

Net Investment Income	117	756	1,273	606
Net Realized Gain from Securities Transactions	116	—	274	195
Net Change in Unrealized Depreciation on Investments	(71)	(445)	(43)	(432)
Net Increase in Net Assets Resulting from Operations	$162	$311	$1,504	$369

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

(3)	See Note 3 for updated Transfer Agency Agreements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 99

statements of operations
For the six months ended March 31, 2013 (Unaudited)

	Full Maturity Fixed Income	High Yield Bond Fund	Intermediate Fixed Income Fund (000)†		Fixed Income Opportunities Fund (000)†
	Fund (000)	(000)	2013	2012	2013	2012
INCOME:
Dividend Income	$—	$2	$153	$380	$—	$—
Dividend Income from Affiliated Investments	—	1	—	—	—	—
Interest Income	574	6,395	1,285	4,961	13,065	42,982
Income from Securities Lending	—	—	7	29	—	—
Less: Foreign Taxes Withheld	—	—	—	—	(86)	(3)
Total Investment Income	574	6,398	1,445	5,370	12,979	42,979

EXPENSES:
Investment Advisory Fees	115	561	134	455	838	2,902
Shareholder Servicing Fees — Class N(1)	1	126	135	455	637	2,206
Shareholder Servicing Fees — Servicing Class	—	90	—	—	—	—
Administration Fees	10	35	51	213	202	754
Transfer Agent Fees	20	5	3	33	18	109
Trustee Fees	1	4	1	7	8	38
Professional Fees	4	11	4	32	22	154
Custody Fees	1	3	10	42	27	210
Registration Fees	1	3	10	28	12	59
Printing Fees	1	4	2	10	7	51
Insurance and Other Expenses	2	6	3	7	14	16
Total Expenses	156	848	353	1,282	1,785	6,499
Recovery of Investment Advisory Fees Previously Waived(2)	—	9	—	5	—	—
Less, Waiver of:
Investment Advisory Fees	—	(1)	(1)	—	(3)	—
Transfer Agent Fees(3)	—	(3)	—	—	—	—
Net Expenses	156	853	352	1,287	1,782	6,499

Net Investment Income	418	5,545	1,093	4,083	11,197	36,480
Net Realized Gain (Loss) from:
Securities Transactions	299	1,112	71	473	4,510	1,021
Foreign Currency Transactions	—	—	—	—	1,332	(345)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(679)	3,199	610	4,019	2,779	21,698
Foreign Currency Transactions	—	—	—	—	(221)	(312)
Net Increase in Net Assets Resulting from Operations	$38	$9,856	$1,774	$8,575	$19,597	$58,542

†
For the three months ended March 31, 2013 (Unaudited) and the year ended December 31, 2012 (Audited). Effective March 29, 2013, each of the Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into CNI Charter Fund’s Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

(3)	See Note 3 for updated Transfer Agency Agreements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 100

statements of operations
For the six months ended March 31, 2013 (Unaudited)

	Multi-Asset	Dividend & Income Fund (000)†		U.S. Core Equity
	Fund (000)	2013	2012	Fund (000)(1)
INCOME:
Dividend Income	$459	$1,076	$5,732	$502
Dividend Income from Affiliated Investments	70	—	—	—
Interest Income	—	19	110	—
Less: Foreign Taxes Withheld	—	(5)	(40)	(2)
Total Investment Income	529	1,090	5,802	500

EXPENSES:
Investment Advisory Fees	99	196	828	122
Shareholder Servicing Fees — Class N(2)	61	123	509	77
Shareholder Servicing Fees — Servicing Class	8	—	—	38
Administration Fees	9	44	205	13
Transfer Agent Fees	1	5	64	1
Trustee Fees	1	1	9	1
Professional Fees	3	4	32	5
Custody Fees	1	11	45	1
Printing Fees	1	1	19	2
Registration Fees	1	7	31	—
Interest Expense on Borrowings	—	1	—	—
Insurance and Other Expenses	2	2	4	1
Total Expenses	187	395	1,746	261
Recovery of Investment Advisory Fees Previously Waived	—	—	6	—
Less, Waiver of:
Investment Advisory Fees	—	(1)	—	—
Transfer Agent Fees(3)	(1)	—	—	—
Net Expenses	186	394	1,752	261

Net Investment Income	343	696	4,050	239
Net Realized Gain (Loss) from:
Securities Transactions	915	4,354	(2,661)	276
Affiliated Investments	92	—	—	—
Distributions of Realized Gains from Investment Company Shares	51	—	116	—
Foreign Currency Transactions	—	—	(6)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(49)	10,063	7,411	8,117
Affiliated Investments	(65)	—	—	—
Net Increase in Net Assets Resulting from Operations	$1,287	$15,113	$8,910	$8,632

†
For the three months ended March 31, 2013 (Unaudited) and the year ended December 31, 2012 (Audited). Effective March 29, 2013, the Rochdale Dividend & Income Portfolio (the “Predecessor Fund”) was merged into CNI Charter Fund’s Dividend & Income Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

(1)	Commenced operations on December 3, 2012.

(2)	Includes class specific distribution expenses.

(3)	See Note 3 for updated Transfer Agency Agreements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 101

statements of operations
For the six months ended March 31, 2013 (Unaudited)

	Diversified Equity	Socially Responsible	Emerging Markets Fund (000)†
	Fund (000)	Equity Fund (000)	2013	2012
INCOME:
Dividend Income	$432	$1,162	$340	$1,942
Interest Income	—	—	—	1
Less: Foreign Taxes Withheld	(5)	(6)	(15)	(130)
Total Investment Income	427	1,156	325	1,813

EXPENSES:
Investment Advisory Fees	164	420	392	858
Shareholder Servicing Fees — Class N(1)	9	69	158	343
Administration Fees	10	24	48	198
Transfer Agent Fees	21	27	3	33
Trustee Fees	1	3	—	10
Professional Fees	3	8	5	29
Custody Fees	1	2	31	140
Printing Fees	1	3	2	7
Registration Fees	1	2	8	45
Insurance and Other Expenses	2	4	—	5
Total Expenses	213	562	647	1,668
Recovery of Investment Advisory Fees Previously Waived(2)	—	—	—	18
Less, Waiver of:
Investment Advisory Fees	(22)	—	(1)	—
Shareholder Servicing Fees — Class N	(5)	(35)	—	—
Net Expenses	186	527	646	1,686

Net Investment Income (Loss)	241	629	(321)	127
Net Realized Gain (Loss) from:
Securities Transactions	1,033	5,063	1,827	(2,280)
Foreign Currency Transactions	—	—	(76)	(359)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,752	9,320	2,458	20,671
Foreign Currency Transactions	—	—	8	(11)
Net Increase in Net Assets Resulting from Operations	$4,026	$15,012	$3,896	$18,148

†
For the three months ended March 31, 2013 (Unaudited) and the year ended December 31, 2012 (Audited). Effective March 29, 2013, the Rochdale Emerging Markets Portfolio (the “Predecessor Fund”) was merged into CNI Charter Fund’s Emerging Markets Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 102

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CNI CHARTER FUNDS | PAGE 103

statements of changes in net assets
For the six months ended March 31, 2013 (Unaudited) and the year ended September 30, 2012

	Government Money Market Fund (000)		Prime Money Market Fund (000)(2)
	2013	2012	2013	2012
OPERATIONS:
Net Investment Income	$163	$333	$138	$209
Net Realized Gain (Loss) from Security Transactions	6	(2)	—	(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	169	331	138	207

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(1)	—
Class N	(141)	(292)	(38)	(54)
Class S	(17)	(30)	(14)	(28)
Servicing Class^	(5)	(11)	(85)	(127)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class^	—	—	—	—
Total Dividends and Distributions	(163)	(333)	(138)	(209)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	31,090	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	(28,386)	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	2,704	—

Class N:
Shares Issued	2,287,997	4,477,708	429,374	788,534
Shares Issued in Lieu of Dividends and Distributions	116	237	26	37
Shares Redeemed	(2,481,001)	(4,595,995)	(472,710)	(844,817)
Increase (Decrease) in Net Assets from Class N Share Transactions	(192,888)	(118,050)	(43,310)	(56,246)

Class S:
Shares Issued	617,640	903,404	383,823	1,112,831
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(515,037)	(905,676)	(402,421)	(1,121,886)
Increase (Decrease) in Net Assets from Class S Share Transactions	102,603	(2,272)	(18,598)	(9,055)

Servicing Class^:
Shares Issued	459,945	779,564	1,426,368	3,258,448
Shares Issued in Lieu of Dividends and Distributions	—	—	14	21
Shares Redeemed	(449,234)	(734,817)	(1,362,322)	(3,381,990)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	10,711	44,747	64,060	(123,521)

Net Increase (Decrease) in Net Assets from Share Transactions	(79,574)	(75,575)	4,856	(188,822)
Total Increase (Decrease) in Net Assets	(79,568)	(75,577)	4,856	(188,824)

NET ASSETS:
Beginning of Period	3,193,442	3,269,019	1,156,824	1,345,648
End of Period	$3,113,874	$3,193,442	$1,161,680	$1,156,824
Distributions in excess of net investment income	$—	$—	$—	$—

(1)	See Note 9 for shares issued and redeemed.

(2)	Institutional Class commenced operations on December 19, 2012.

(3)	Institutional Class commenced operations on February 1, 2012.

^
Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares for the Government Money Market Fund, Prime Money Market Fund and California Tax Exempt Money Market Fund. Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares for the Government Bond Fund and Corporate Bond Fund. This share class name change had no impact on the Fund’s operations or investment policy.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 104

California Tax Exempt Money Market Fund (000)		Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)(3)		Corporate Bond Fund (000)
2013	2012	2013	2012	2013	2012	2013	2012

$46	$91	$117	$365	$756	$1,505	$1,273	$2,788
—	—	116	330	—	19	274	1,084
—	—	(71)	120	(445)	638	(43)	3,119
46	91	162	815	311	2,162	1,504	6,991

—	—	(150)	(348)	(411)	(431)	—	—
(35)	(68)	(10)	(41)	(14)	(32)	(22)	(51)
(4)	(8)	—	—	—	—	—	—
(7)	(15)	—	—	(731)	(1,969)	(1,272)	(2,744)

—	—	—	—	—	—	—	—
—	—	—	—	—	(2)	(20)	(11)
—	—	—	—	—	(141)	(1,056)	(527)
(46)	(91)	(160)	(389)	(1,156)	(2,575)	(2,370)	(3,333)

—	—	654	41,212	5,023	59,073	—	—
—	—	44	206	395	412	—	—
—	—	(4,896)	(25,396)	(5,140)	(4,191)	—	—
—	—	(4,198)	16,022	278	55,294	—	—

597,908	1,072,087	1,986	1,021	234	410	989	458
34	66	9	41	8	19	27	38
(557,194)	(1,033,785)	(921)	(3,167)	(622)	(392)	(524)	(514)
40,748	38,368	1,074	(2,105)	(380)	37	492	(18)

136,511	335,463	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(167,672)	(313,714)	—	—	—	—	—	—
(31,161)	21,749	—	—	—	—	—	—

494,892	1,079,873	—	—	16,768	49,341	19,010	60,716
—	—	—	—	340	1,378	236	1,069
(492,602)	(1,112,139)	—	—	(22,408)	(101,850)	(17,602)	(43,147)
2,290	(32,266)	—	—	(5,300)	(51,131)	1,644	18,638

11,877	27,851	(3,124)	13,917	(5,402)	4,200	2,136	18,620
11,877	27,851	(3,122)	14,343	(6,247)	3,787	1,270	22,278

904,167	876,316	52,488	38,145	182,593	178,806	136,322	114,044
$916,044	$904,167	$49,366	$52,488	$176,346	$182,593	$137,592	$136,322
$—	$—	$(43)	$—	$(400)	$—	$(21)	$—

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 105

statements of changes in net assets
For the six months ended March 31, 2013 (Unaudited) and the year ended September 30, 2012

	California Tax Exempt Bond Fund (000)		Full Maturity Fixed Income Fund (000)
	2013	2012	2013	2012
OPERATIONS:
Net Investment Income	$606	$1,360	$418	$1,002
Net Realized Gain (Loss) from:
Security Transactions and Affiliated Investments	195	462	299	1,134
Distributions of Realized Gains from Investment Company Shares	—	—	—	—
Foreign Currency Transactions	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	(432)	781	(679)	211
Increase in Net Assets Resulting from Operations	369	2,603	38	2,347
DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(465)	(1,056)
Class N	(55)	(105)	(3)	(8)
Servicing Class^	(551)	(1,255)	—	—
Realized Capital Gains:
Institutional Class	—	—	(999)	(585)
Class N	(55)	(30)	(6)	(6)
Servicing Class^	(474)	(365)	—	—
Total Dividends and Distributions	(1,135)	(1,755)	(1,473)	(1,655)
CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	2,933
Shares Issued in Lieu of Dividends and Distributions	—	—	1,220	1,363
Shares Redeemed	—	—	(775)	(2,282)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	445	2,014
Class N:
Shares Issued	738	3,425	25	94
Shares Issued in Lieu of Dividends and Distributions	74	97	9	14
Shares Redeemed	(272)	(2,064)	(37)	(304)
Redemption Fees	—	—	—	—
Increase (Decrease) in Net Assets from Class N Share Transactions	540	1,458	(3)	(196)
Servicing Class^:
Shares Issued	15,019	17,636	—	—
Shares Issued in Lieu of Dividends and Distributions	155	703	—	—
Shares Redeemed	(7,428)	(20,739)	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	7,746	(2,400)	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	8,286	(942)	442	1,818
Total Increase (Decrease) in Net Assets	7,520	(94)	(993)	2,510
NET ASSETS:
Beginning of Period	57,933	58,027	46,901	44,391
End of Period	$65,453	$57,933	$45,908	$46,901
Undistributed (Distributions in excess of) net investment income	$—	$—	$(50)	$—

†
For the three months ended March 31, 2013 (Unaudited) and the years ended December 31, 2012 and December 31, 2011. Effective March 29, 2013, each of the Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into CNI Charter Fund’s Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

(1)	See Note 9 for shares issued and redeemed.

(2)	Institutional Class commenced operations on February 2, 2012.

(3)	Institutional Class commenced operations on March 22, 2012.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

*
On March 29, 2013, the Intermediate Fixed Income Fund and the Fixed Income Opportunities Fund were reorganized into the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 106

High Yield Bond Fund (000)(2)		Intermediate Fixed Income Fund (000)†*			Fixed Income Opportunities Fund (000)†*			Multi-Asset Fund (000)(3)
2013	2012	2013	2012 (Audited)	2011 (Audited)	2013	2012 (Audited)	2011 (Audited)	2013	2012

$5,545	$9,712	$1,093	$4,083	$3,298	$11,197	$36,480	$21,099	$343	$864

1,112	1,469	71	473	816	4,510	1,021	3,394	1,007	(1,646)
—	—	—	—	—	—	—	—	51	39
—	—	—	—	—	1,332	(345)	31	—	—
3,199	8,146	610	4,019	(1,574)	2,558	21,386	(18,354)	(114)	4,175
9,856	19,327	1,774	8,575	2,540	19,597	58,542	6,170	1,287	3,432

(1,473)	(1,277)	—	—	—	—	—	—	(90)	(193)
(1,582)	(2,482)	(988)	(4,065)	(3,317)	(9,628)	(35,978)	(20,482)	(247)	(470)
(2,513)	(5,925)	—	—	—	—	—	—	(70)	(236)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	(1,348)	(5,264)	—	—
—	—	—	—	—	—	—	—	—	—
(5,568)	(9,684)	(988)	(4,065)	(3,317)	(9,628)	(37,326)	(25,746)	(407)	(899)

3,279	42,923	—	—	—	—	—	—	1,424	15,151
1,108	1,195	—	—	—	—	—	—	90	193
(5,248)	(3,910)	—	—	—	—	—	—	(6,703)	(2,777)
(861)	40,208	—	—	—	—	—	—	(5,189)	12,567

13,598	10,301	15,464	52,862	66,170	57,377	204,737	297,255	846	2,415
738	1,589	501	3,348	3,006	5,849	34,855	23,868	162	303
(1,761)	(4,485)	(6,447)	(38,323)	(36,351)	(27,958)	(104,410)	(61,815)	(3,095)	(5,550)
—	—	—	5	5	—	13	15	—	—
12,575	7,405	9,518	17,892	32,830	35,268	135,195	259,323	(2,087)	(2,832)

24,991	71,253	—	—	—	—	—	—	153	4,333
310	2,062	—	—	—	—	—	—	33	189
(22,338)	(71,307)	—	—	—	—	—	—	(1,796)	(17,484)
2,963	2,008	—	—	—	—	—	—	(1,610)	(12,962)
14,677	49,621	9,518	17,892	32,830	35,268	135,195	259,323	(8,886)	(3,227)
18,965	59,264	10,304	22,402	32,053	45,237	156,411	239,747	(8,006)	(694)

153,765	94,501	130,359	107,957	75,904	654,095	497,684	257,937	44,767	45,461
$172,730	$153,765	$140,663	$130,359	$107,957	$699,332	$654,095	$497,684	$36,761	$44,767
$—	$23	$278	$173	$155	$2,268	$699	$542	$(45)	$19

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 107

statements of changes in net assets
For the six months ended March 31, 2013 (Unaudited) and the year ended September 30, 2012

	Dividend & Income Fund (000)†*			U.S. Core Equity Fund (000)(2)
	2013	2012 (Audited)	2011 (Audited)	2013
OPERATIONS:
Net Investment Income (Loss)	$696	$4,050	$2,679	$239
Net Realized Gain (Loss) from:
Security Transactions	4,354	(2,661)	(1,399)	276
Distributions of Realized Gains from Investment Company Shares	—	116	—	—
Foreign Currency Transactions	—	(6)	1	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	10,063	7,411	5,849	8,117
Increase in Net Assets Resulting from Operations	15,113	8,910	7,130	8,632

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	—	—
Class N	(1,032)	(4,044)	(2,681)	(101)
Servicing Class^	—	—	—	(138)
Return of Capital:
Class N	—	(727)	(502)	—
Total Dividends and Distributions	(1,032)	(4,771)	(3,183)	(239)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—	—
Class N:
Shares Issued	11,117	49,255	49,571	52,198
Shares Issued in Lieu of Dividends and Distributions	822	4,440	2,938	89
Shares Redeemed	(16,750)	(48,715)	(20,226)	(3,186)
Redemption Fees	—	7	20	—
Increase (Decrease) in Net Assets from Class N Share Transactions	(4,811)	4,987	32,303	49,101
Servicing Class:
Shares Issued	—	—	—	54,584
Shares Issued in Lieu of Dividends and Distributions	—	—	—	3
Shares Redeemed	—	—	—	(3,522)
Increase in Net Assets from Servicing Class Share Transactions	—	—	—	51,065

Net Increase (Decrease) in Net Assets from Share Transactions	(4,811)	4,987	32,303	100,166
Total Increase (Decrease) in Net Assets	9,270	9,126	36,250	108,559

NET ASSETS:
Beginning of Period	116,138	107,012	70,762	—
End of Period	$125,408	$116,138	$107,012	$108,559
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	$166	$502	$555	$—

†
For the three months ended March 31, 2013 (Unaudited) and the years/period ended December 31, 2012 and December 31, 2011. Effective March 29, 2013, each of the Rochdale Dividend & Income Portfolio and Rochdale Emerging Markets Portfolio (each a “Predecessor Fund”) were merged into CNI Charter Fund’s Dividend & Income Fund and Emerging Markets Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

(1)	See Note 9 for shares issued and redeemed.

(2)	Commenced operations on December 3, 2012.

(3)	Commenced operations on December 14, 2011.

*	On March 29, 2013, the Dividend & Income Fund and Emerging Markets Fund were reorganized into the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 108

Diversified Equity Fund (000)		Socially Responsible Equity Fund (000)		Emerging Markets Fund (000)†*
2013	2012	2013	2012	2013	2012 (Audited)	2011(3) (Audited)

$241	$283	$629	$1,199	$(321)	$127	$(5)

1,033	2,951	5,063	1,279	1,827	(2,280)	1
—	—	—	—	—	—	—
—	—	—	—	(76)	(359)	(5)
2,752	7,353	9,320	12,623	2,466	20,660	63
4,026	10,587	15,012	15,101	3,896	18,148	54

(226)	(267)	(501)	(995)	—	—	—
(15)	(16)	(132)	(204)	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	(67)	—
(241)	(283)	(633)	(1,199)	—	(67)	—

3	328	7,617	13,033	—	—	—
200	234	501	994	—	—	—
(25)	(20,515)	(5,699)	(8,834)	—	—	—
178	(19,953)	2,419	5,193	—	—	—

159	39	4,297	23,297	50,683	125,949	5,888
15	16	132	204	—	63	—
(584)	(2,041)	(3,091)	(2,181)	(3,953)	(13,211)	(8)
—	—	—	—	—	22	—
(410)	(1,986)	1,338	21,320	46,730	112,823	5,880

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

(232)	(21,939)	3,757	26,513	46,730	112,823	5,880
3,553	(11,635)	18,136	40,415	50,626	130,904	5,934

43,236	54,871	105,740	65,325	136,838	5,934	—
$46,789	$43,236	$123,876	$105,740	$187,464	$136,838	$5,934
$—	$—	$(4)	$—	$(446)	$(125)	$(5)

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 109

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2013 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$2,615,185	0.17%	0.01%	1.04%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	2,808,068	0.14	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	2,926,120	0.14	0.02	1.11
2010		1.00	0.000	^	(0.000	)^	1.00	0.02	2,598,035	0.19	0.02	1.12
2009		1.00	0.002		(0.002)		1.00	0.19	2,549,147	0.47	0.21	1.13
2008		1.00	0.025		(0.025)		1.00	2.49	3,006,935	0.81	2.40	1.09
Class S (commenced operations on October 6, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$391,526	0.16%	0.01%	1.10%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	288,922	0.14	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.01	291,194	0.15	0.01	1.11
2010		1.00	0.000	^	(0.000	)^	1.00	0.01	348,698	0.20	0.01	1.12
2009		1.00	0.001		(0.001)		1.00	0.12	298,842	0.54	0.13	1.13
2008		1.00	0.023		(0.023)		1.00	2.29	408,747	1.02	2.23	1.09
Servicing Class (commenced operations on April 3, 2000)^^
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$107,163	0.16%	0.01%	0.60%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	96,452	0.14	0.01	0.61
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	51,705	0.14	0.03	0.61
2010		1.00	0.000	^	(0.000	)^	1.00	0.04	81,050	0.17	0.04	0.62
2009		1.00	0.003		(0.003)		1.00	0.27	123,863	0.36	0.26	0.65
2008		1.00	0.027		(0.027)		1.00	2.72	100,674	0.59	2.62	0.59
Prime Money Market Fund
Institutional Class (commenced operations on December 19, 2012)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$2,704	0.20%	0.03%	0.34%
Class N (commenced operations on October 18, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$350,726	0.24%	0.02%	1.02%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	394,036	0.24	0.01	1.10
2011		1.00	0.000	^	(0.000	)^	1.00	0.03	450,282	0.25	0.03	1.10
2010		1.00	0.000	^	(0.000	)*^	1.00	0.06	432,235	0.28	0.04	1.10
2009		1.00	0.003		(0.003)		1.00	0.33	656,769	0.61	0.39	1.15
2008		1.00	0.027		(0.027)		1.00	2.78	1,123,900	0.80	2.65	1.08
Class S (commenced operations on October 26, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$237,462	0.25%	0.01%	1.09%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	256,060	0.24	0.01	1.10
2011		1.00	0.000	^	0.000	^	1.00	0.02	265,116	0.27	0.01	1.10
2010		1.00	0.000	^	(0.000	)*^	1.00	0.04	352,575	0.30	0.02	1.10
2009		1.00	0.002		(0.002)		1.00	0.23	372,762	0.73	0.28	1.15
2008		1.00	0.025		(0.025)		1.00	2.57	633,815	1.00	2.54	1.08
Servicing Class (commenced operations on March 23, 1998)^^
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.01%	$570,788	0.23%	0.03%	0.59%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	506,728	0.23	0.02	0.60
2011		1.00	0.001		(0.001)		1.00	0.06	630,250	0.22	0.05	0.60
2010		1.00	0.001		(0.001	)*	1.00	0.09	489,980	0.24	0.08	0.60
2009		1.00	0.005		(0.005)		1.00	0.46	543,326	0.44	0.46	0.65
2008		1.00	0.030		(0.030)		1.00	3.01	532,931	0.58	2.90	0.58
California Tax Exempt Money Market Fund
Class N (commenced operations on June 21, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$707,280	0.12%	0.01%	1.04%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	666,532	0.12	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	628,163	0.17	0.02	1.12
2010		1.00	0.000	^	(0.000	)*^	1.00	0.03	638,839	0.20	0.02	1.12
2009		1.00	0.002		(0.002)		1.00	0.23	704,840	0.41	0.25	1.16
2008		1.00	0.016		(0.016)		1.00	1.57	880,794	0.78	1.47	1.11
Class S (commenced operations on November 12, 1999)
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$68,808	0.13%	0.01%	1.11%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	99,970	0.12	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.01	78,221	0.17	0.01	1.12
2010		1.00	0.000	^	(0.000	)*^	1.00	0.01	48,265	0.22	0.01	1.12
2009		1.00	0.002		(0.002)		1.00	0.17	74,396	0.54	0.26	1.16
2008		1.00	0.014		(0.014)		1.00	1.37	141,757	0.98	1.40	1.11
Servicing Class (commenced operations on April 3, 2000)^^
2013	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$139,956	0.12%	0.01%	0.61%
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	137,665	0.12	0.01	0.61
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	169,932	0.16	0.02	0.62
2010		1.00	0.000	^	(0.000	)*^	1.00	0.04	140,238	0.19	0.04	0.63
2009		1.00	0.003		(0.003)		1.00	0.33	141,579	0.30	0.31	0.65
2008		1.00	0.018		(0.018)		1.00	1.80	157,427	0.55	1.69	0.61

**	For the six months ended March 31, 2013.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.001.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

*	Includes a realized capital gain distribution of less than $0.001.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 110

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on October 22,1988)
2013	**	$11.25	$0.03	$0.01	$(0.04)	$—	$11.25	0.33%	$43,944	0.66%	0.49%	0.66%	19%
2012		11.15	0.09	0.12	(0.11)	—	11.25	1.88	48,141	0.68	0.85	0.68	87
2011		11.21	0.16	(0.06)	(0.16)	—	11.15	0.92	31,743	0.66	1.46	0.67	50
2010		11.06	0.20	0.16	(0.21)	—	11.21	3.28	33,279	0.73	1.82	0.71	118
2009		10.49	0.30	0.57	(0.30)	—	11.06	8.44	37,255	0.75	2.66	0.76	98
2008		10.59	0.37	(0.10)	(0.37)	—	10.49	2.54	92,681	0.76	3.44	0.67	79
Class N (commenced operations on October 22, 2004)
2013	**	$11.26	$0.01	$0.01	$(0.02)	$—	$11.26	0.20%	$5,422	0.91%	0.24%	1.16%	19%
2012		11.15	0.08	0.11	(0.08)	—	11.26	1.71	4,347	0.94	0.69	1.19	87
2011		11.22	0.14	(0.08)	(0.13)	—	11.15	0.58	6,402	0.91	1.21	1.17	50
2010		11.07	0.16	0.17	(0.18)	—	11.22	3.04	9,262	0.98	1.48	1.22	118
2009		10.51	0.27	0.57	(0.28)	—	11.07	8.07	1,471	1.00	2.29	1.24	98
2008		10.61	0.35	(0.10)	(0.35)	—	10.51	2.29	432	1.00	3.24	0.92	79
Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2013	**	$10.73	$0.06	$(0.03)	$(0.08)	$—	$10.68	0.27%	$55,511	0.54%	1.03%	0.52%	7%
2012		10.75	0.05	0.04	(0.11)	—	10.73	0.01	55,502	0.55	0.96	0.53	55
Class N (commenced operations on April 13, 2000)
2013	**	$10.75	$0.03	$(0.04)	$(0.05)	$—	$10.69	(0.07)%	$2,576	1.04%	0.53%	1.02%	7%
2012		10.77	0.06	0.05	(0.12)	(0.01)	10.75	0.01	2,970	1.03	0.56	1.03	55
2011		10.68	0.12	0.15	(0.18)	—	10.77	2.60	2,940	0.95	1.17	1.03	86
2010		10.60	0.16	0.16	(0.24)	—	10.68	3.10	3,251	0.95	1.57	1.03	93
2009		10.42	0.32	0.18	(0.32)	—	10.60	4.91	3,109	0.95	3.04	1.02	85
2008		10.35	0.40	0.07	(0.40)	—	10.42	4.59	2,761	0.95	3.80	1.02	36
Servicing Class (commenced operations on January 14, 2000)^
2013	**	$10.72	$0.04	$(0.02)	$(0.07)	$—	$10.67	0.15%	$118,259	0.79%	0.78%	0.77%	7%
2012		10.75	0.09	0.03	(0.14)	(0.01)	10.72	0.01	124,121	0.77	0.83	0.78	55
2011		10.66	0.15	0.15	(0.21)	—	10.75	2.86	175,866	0.70	1.40	0.78	86
2010		10.58	0.19	0.16	(0.27)	—	10.66	3.37	155,376	0.70	1.81	0.78	93
2009		10.40	0.35	0.18	(0.35)	—	10.58	5.18	71,966	0.70	3.29	0.77	85
2008		10.33	0.42	0.08	(0.43)	—	10.40	4.87	66,097	0.70	4.05	0.77	36
Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2013	**	$10.91	$0.09	$0.02	$(0.09)	$(0.09)	$10.84	0.98%	$3,011	0.99%	1.62%	1.00%	17%
2012		10.59	0.22	0.37	(0.22)	(0.05)	10.91	0.06	2,535	1.00	2.05	1.00	31
2011		10.89	0.29	(0.30)	(0.29)	—	10.59	(0.10)	2,481	1.00	2.69	1.00	40
2010		10.57	0.33	0.32	(0.33)	—	10.89	6.23	2,384	0.99	3.05	1.00	28
2009		9.77	0.36	0.81	(0.37)	—	10.57	12.19	995	0.99	3.59	1.00	30
2008		10.18	0.41	(0.41)	(0.41)	—	9.77	(0.11)	608	0.98	4.02	0.99	12
Servicing Class (commenced operations on January 14, 2000)^
2013	**	$10.90	$0.10	$0.02	$(0.10)	$(0.09)	$10.83	1.10%	$134,581	0.74%	1.88%	0.75%	17%
2012		10.58	0.25	0.37	(0.25)	(0.05)	10.90	0.06	133,787	0.75	2.30	0.75	31
2011		10.88	0.32	(0.30)	(0.32)	—	10.58	0.15	111,563	0.75	2.94	0.75	40
2010		10.56	0.35	0.32	(0.35)	—	10.88	6.50	105,571	0.74	3.32	0.75	28
2009		9.76	0.39	0.80	(0.39)	—	10.56	12.48	88,897	0.74	3.88	0.75	30
2008		10.18	0.43	(0.41)	(0.44)	—	9.76	0.04	69,709	0.73	4.25	0.74	12
California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2013	**	$10.86	$0.10	$(0.03)	$(0.11)	$(0.10)	$10.72	0.47%	$6,555	0.86%	1.77%	0.86%	10%
2012		10.70	0.22	0.23	(0.22)	(0.07)	10.86	4.32	6,093	0.83	2.07	0.86	27
2011		10.73	0.26	0.01	(0.26)	(0.04)	10.70	2.65	4,563	0.75	2.46	0.87	26
2010		10.60	0.29	0.13	(0.29)	—	10.73	4.06	3,309	0.75	2.75	0.87	28
2009		10.09	0.30	0.51	(0.30)	—	10.60	8.15	1,902	0.75	2.92	0.87	50
2008		10.27	0.30	(0.18)	(0.30)	—	10.09	1.12	1,049	0.75	2.87	0.86	55
Servicing Class (commenced operations on January 14, 2000)^
2013	**	$10.83	$0.11	$(0.05)	$(0.10)	$(0.10)	$10.69	0.60%	$58,898	0.61%	2.02%	0.61%	10%
2012		10.67	0.25	0.23	(0.25)	(0.07)	10.83	4.59	51,840	0.58	2.34	0.61	27
2011		10.70	0.29	0.01	(0.29)	(0.04)	10.67	2.92	53,464	0.50	2.73	0.62	26
2010		10.57	0.32	0.13	(0.32)	—	10.70	4.34	40,457	0.50	3.03	0.62	28
2009		10.06	0.33	0.51	(0.33)	—	10.57	8.45	38,581	0.50	3.18	0.61	50
2008		10.24	0.32	(0.18)	(0.32)	—	10.06	1.38	34,262	0.50	3.13	0.61	55

**	For the six months ended March 31, 2013.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 111

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2013 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
2013	**	$11.06	$0.10	$(0.08)	$(0.11)	$(0.24)	$10.73	0.15%	$45,614	0.67%	1.81%	0.67%	18%
2012		10.91	0.24	0.30	(0.25)	(0.14)	11.06	5.11	46,595	0.68	2.16	0.68	68
2011		10.91	0.29	0.07	(0.30)	(0.06)	10.91	3.36	43,894	0.66	2.70	0.67	43
2010		10.46	0.36	0.50	(0.36)	(0.05)	10.91	8.48	45,756	0.70	3.40	0.71	63
2009		9.90	0.40	0.56	(0.40)	—	10.46	9.95	39,495	0.75	3.97	0.75	56
2008		10.16	0.44	(0.26)	(0.44)	—	9.90	1.76	42,579	0.64	4.32	0.64	34
Class N (commenced operations on May 11, 2004)
2013	**	$11.05	$0.08	$(0.07)	$(0.10)	$(0.24)	$10.72	0.03%	$294	0.92%	1.56%	1.17%	18%
2012		10.90	0.21	0.30	(0.22)	(0.14)	11.05	4.85	306	0.93	1.94	1.18	68
2011		10.90	0.26	0.07	(0.27)	(0.06)	10.90	3.10	497	0.91	2.46	1.17	43
2010		10.46	0.33	0.50	(0.34)	(0.05)	10.90	8.12	3,818	0.95	3.08	1.21	63
2009		9.89	0.39	0.56	(0.38)	—	10.46	9.79	1,086	1.00	3.70	1.26	56
2008		10.16	0.42	(0.27)	(0.42)	—	9.89	1.42	687	0.89	4.02	0.89	34
High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2013	**	$8.64	$0.31	$0.25	$(0.32)	$—	$8.88	6.53%	$41,150	0.80%	7.20%	0.79%	21%
2012		8.39	0.43	0.26	(0.44)	—	8.64	8.39	40,891	0.85	7.66	0.85	41
Class N (commenced operations on January 14, 2000)
2013	**	$8.64	$0.29	$0.24	$(0.29)	$—	$8.88	6.25%	$52,504	1.33%	6.68%	1.32%	21%
2012		7.98	0.62	0.66	(0.62)	—	8.64	16.56	38,629	1.38	7.43	1.39	41
2011		8.31	0.69	(0.33)	(0.69)	—	7.98	4.14	28,672	1.30	8.12	1.40	56
2010		7.56	0.70	0.74	(0.69)	—	8.31	19.81	24,010	1.30	8.68	1.40	87
2009		7.40	0.60	0.18	(0.62)	—	7.56	12.61	19,637	1.30	9.43	1.40	59
2008		8.91	0.62	(1.47)	(0.66)	—	7.40	(10.10)	17,521	1.30	7.43	1.39	20
Servicing Class (commenced operations on January 14, 2000)^
2013	**	$8.63	$0.30	$0.24	$(0.30)	$—	$8.87	6.41%	$79,076	1.04%	6.94%	1.04%	21%
2012		7.98	0.65	0.65	(0.65)	—	8.63	16.77	74,245	1.08	7.76	1.09	41
2011		8.31	0.72	(0.33)	(0.72)	—	7.98	4.45	65,829	1.00	8.43	1.10	56
2010		7.56	0.72	0.75	(0.72)	—	8.31	20.17	33,845	1.00	8.89	1.10	87
2009		7.40	0.62	0.18	(0.64)	—	7.56	12.94	16,355	1.00	9.75	1.10	59
2008		8.91	0.64	(1.47)	(0.68)	—	7.40	(9.83)	13,926	1.00	7.72	1.09	20
Intermediate Fixed Income Fund
Class N (commenced operations on December 31, 1999)
2013	***	$26.76	$0.22	$0.13	$(0.19)	$—	$26.92	1.31%	$140,663	1.05%	3.26%	1.05%	10%
2012		25.68	0.95	1.08	(0.95)	—	26.76	7.99	130,359	1.13	3.59	1.12	26
2011		25.89	0.97	(0.23)	(0.95)	—	25.68	2.88	107,957	1.15	3.74	1.15	58
2010		25.11	0.95	0.79	(0.96)	—	25.89	7.01	75,900	1.15	3.79	1.12	52
2009		24.68	0.95	0.44	(0.96)	—	25.11	5.77	61,600	1.12	3.99	1.22	70
2008		26.28	1.26	(1.60)	(1.26)	—	24.68	(1.33)	52,400	0.90	4.90	1.17	47
2007		26.14	1.17	0.14	(1.17)	—	26.28	5.11	56,000	0.90	4.61	1.14	47
Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2013	***	$27.20	$0.45	$0.35	$(0.39)	$—	$27.61	2.93%	$699,332	1.06%	6.68%	1.06%	18%
2012		26.16	1.70	1.04	(1.64)	(0.06)	27.20	10.70	654,095	1.12	6.29	1.12	41
2011		27.34	1.58	(1.02)	(1.45)	(0.29)	26.16	2.04	497,684	1.16	5.80	1.16	60
2010		26.56	1.79	1.07	(1.79)	(0.29)	27.34	11.10	257,900	1.18	6.60	1.18	62
2009		25.00	0.76	1.38	(0.52)	(0.06)	26.56	8.60	166,200	1.21	5.82	1.21	22

**	For the six months ended March 31, 2013.

***
For the three months ended March 31, 2013 (Unaudited) and the year or period ended December 31. Effective March 29, 2013, each of the Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into CNI Charter Fund’s Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 112

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Multi-Asset Fund
Institutional Class (commenced operations on March 22, 2012)
2013	**	$10.44	$0.10	$0.27	$—	$(0.13)	$—	$—	$10.68	3.61%	$7,519	0.59%	1.93%	0.59%	27%
2012		10.45	0.12	0.03	—	(0.16)	—	—	10.44	1.45	12,536	0.59	2.17	0.61	89
Class N (commenced operations on October 1, 2007)
2013	**	$10.44	$0.09	$0.27	$—	$(0.11)	$—	$—	$10.69	3.44%	$23,482	1.09%	1.62%	1.09%	27%
2012		9.88	0.18	0.57	—	(0.19)	—	—	10.44	7.61	25,001	1.09	1.72	1.10	89
2011		10.36	0.17	(0.48)	—	(0.17)	—	—	9.88	(3.11)	26,377	1.09	1.57	1.10	67
2010		9.86	0.17	0.50	—	(0.17)	—	—	10.36	6.89	22,019	1.09	1.69	1.10	76
2009		9.69	0.13	0.18	—	(0.14)	—	—	9.86	3.29	16,837	1.09	1.46	1.10	94
2008		11.00	0.23	(1.33)	—	(0.21)	—	—	9.69	(10.12)	16,708	1.53	2.22	1.54	141
Servicing Class (commenced operations on October 1, 2007)^^
2013	**	$10.45	$0.10	$0.27	$—	$(0.12)	$—	$—	$10.70	3.57%	$5,760	0.84%	1.87%	0.84%	27%
2012		9.88	0.20	0.57	—	(0.20)	—	—	10.45	7.89	7,230	0.84	1.99	0.84	89
2011		10.37	0.19	(0.48)	—	(0.20)	—	—	9.88	(2.97)	19,084	0.84	1.76	0.85	67
2010		9.87	0.20	0.50	—	(0.20)	—	—	10.37	7.15	11,258	0.84	1.96	0.85	76
2009		9.70	0.15	0.18	—	(0.16)	—	—	9.87	3.54	8,423	0.83	1.71	0.84	94
2008		11.00	0.25	(1.32)	—	(0.23)	—	—	9.70	(9.84)	10,741	1.29	2.37	1.30	141
Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2013	***	$29.07	$0.18	$3.67	$—	$(0.27)	$—	$—	$32.65	13.22%	$125,408	1.30%	2.29%	1.30%	0%
2012		28.06	0.92	1.17	—	(0.92)	—	(0.16)	29.07	7.49	116,138	1.38	3.18	1.37	13
2011		26.73	0.90	1.46	0.01	(0.88)	—	(0.16)	28.06	9.02	107,012	1.40	3.27	1.40	21
2010		23.71	0.82	3.24	—	(0.81)	—	(0.23)	26.73	17.48	70,800	1.35	3.29	1.35	16
2009		20.87	0.90	2.94	—	(0.87)	—	(0.13)	23.71	19.21	59,100	1.47	4.25	1.48	16
2008		28.69	0.93	(7.73)	—	(0.93)	—	(0.09)	20.87	(24.31)	52,300	1.35	3.97	1.39	7
2007		29.72	1.51	(0.91)	0.01	(1.51)	(0.06)	(0.07)	28.69	1.91	74,500	1.35	5.13	1.34	13
U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2013	**	$10.00	$0.06	$0.90	$—	$(0.04)	$—	$—	$10.92	9.58%	$—	0.00%	1.79%	0.00%	12%
Class N (commenced operations on December 3, 2012)
2013	**	$10.00	$0.02	$0.90	$—	$(0.02)	$—	$—	$10.90	9.22%	$53,321	0.97%	0.71%	0.97%	12%
Servicing Class (commenced operations on December 3, 2012)
2013	**	$10.00	$0.03	$0.90	$—	$(0.03)	$—	$—	$10.90	9.30%	$55,238	0.72%	0.85%	0.72%	12%
Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
2013	**	$13.82	$0.08	$1.22	$—	$(0.08)	$—	$—	$15.04	9.44%	$43,075	0.83%	1.12%	0.93%	23%
2012		11.33	0.08	2.49	—	(0.08)	—	—	13.82	22.75	39,412	0.88	0.60	0.93	72
2011		11.88	0.05	(0.55)	—	(0.05)	—	—	11.33	(4.27)	50,029	0.89	0.37	0.90	112
2010		11.19	0.06	0.69	—	(0.06)	—	— *	11.88	6.69	56,809	0.94	0.51	0.95	105
2009		12.19	0.11	(1.00)	—	(0.10)	—	(0.01)	11.19	(7.08)	50,425	0.98	1.15	0.99	93
2008		18.48	0.14	(3.84)	—	(0.14)	(2.45)	—	12.19	(22.73)	74,997	0.97	0.98	0.94	143
Class N (commenced operations on December 30, 2002)
2013	**	$13.86	$0.06	$1.22	$—	$(0.06)	$—	$—	$15.08	9.27%	$3,714	1.08%	0.90%	1.43%	23%
2012		11.37	0.04	2.50	—	(0.05)	—	—	13.86	22.35	3,824	1.13	0.34	1.43	72
2011		11.92	0.02	(0.56)	—	(0.01)	—	—	11.37	(4.50)	4,842	1.14	0.11	1.40	112
2010		11.22	0.03	0.70	—	(0.03)	—	—	11.92	6.50	6,610	1.19	0.26	1.45	105
2009		12.22	0.09	(1.00)	—	(0.09)	—	—	11.22	(7.30)	5,560	1.23	0.91	1.49	93
2008		18.52	0.11	(3.85)	—	(0.11)	(2.45)	—	12.22	(22.93)	7,102	1.22	0.74	1.19	143

**	For the six months ended or period ended March 31, 2013.

***
For the three months ended March 31, 2013 (Unaudited) and the year or period ended December 31. Effective March 29, 2013, the Rochdale Dividend & Income Portfolio (the “Predecessor Fund”) was merged into CNI Charter Fund’s Dividend & Income Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Amount represents less than $0.01 per share.

^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 113

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2013 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Invest-ment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees		Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2013	**	$10.06	$0.06		$1.34	$—		$(0.06)	$—	$—		$11.40	13.98%	$93,318	0.88%	1.19%	0.88%	23%
2012		8.38	0.13		1.68	—		(0.13)	—	—		10.06	21.63	80,109	0.90	1.37	0.90	38
2011		8.81	0.12		(0.43)	—		(0.12)	—	—		8.38	(3.67)	62,193	0.88	1.27	0.89	22
2010		8.20	0.09		0.61	—		(0.09)	—	—	^	8.81	8.51	59,746	0.95	1.01	0.96	36
2009		9.51	0.12		(1.30)	—		(0.13)	—	—		8.20	(12.11)	52,406	0.97	1.74	0.98	48
2008		12.12	0.16		(2.04)	—		(0.15)	(0.58)	—		9.51	(16.24)	53,256	0.99	1.51	0.90	41
Class N (commenced operations on August 12, 2005)
2013	**	$10.04	$0.05		$1.33	$—		$(0.05)	$—	$—		$11.37	13.77%	$30,558	1.13%	0.93%	1.38%	23%
2012		8.37	0.11		1.67	—		(0.11)	—	—		10.04	21.28	25,631	1.15	1.13	1.40	38
2011		8.79	0.10		(0.42)	—		(0.10)	—	—		8.37	(3.80)	3,132	1.13	1.05	1.39	22
2010		8.19	0.07		0.60	—		(0.07)	—	—		8.79	8.15	2,424	1.20	0.81	1.46	36
2009		9.50	0.11		(1.31)	—		(0.11)	—	—		8.19	(12.34)	1,101	1.22	1.49	1.48	48
2008		12.11	0.14		(2.05)	—		(0.12)	(0.58)	—		9.50	(16.46)	885	1.24	1.26	1.15	41
Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2013	***	$32.31	$(0.07)		$1.12	$—	^	$—	$—	$—		$33.36	3.25%	$187,464	1.64%	(0.81)%	1.64%	10%
2012		25.28	0.04		7.00	0.01		—	—	(0.02)		32.31	27.87	136,838	1.97	0.15	1.94	69
2011		25.00	(0.02	)(3)	0.30	—	^	—	—	—		25.28	1.12	5,934	2.25	(2.15)	9.74	6

**	For the six months ended or period ended March 31, 2013.

***
For the three months ended March 31, 2013 (Unaudited) and the year or period ended December 31. Effective March 29, 2013, the Rochdale Emerging Markets Portfolio (the “Predecessor Fund”) was merged into CNI Charter Fund’s Emerging Markets Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 114

notes to financial statements
March 31, 2013 (Unaudited)

1.	ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 17 series (each a “Fund” and collectively, the “Funds”): Government Money Market Fund, Prime Money Market Fund, California Tax Exempt Money Market Fund (collectively, the “Money Market Funds”); Limited Maturity Fixed Income Fund, Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Full Maturity Fixed Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund (collectively, the “Fixed Income Funds”); Multi-Asset Fund; Dividend & Income Fund, U.S. Core Equity Fund, Diversified Equity Fund, Socially Responsible Equity Fund (collectively, the “Equity Funds”); and Emerging Markets Fund.

As of March 31, 2013, City National Asset Management, Inc. (“CNAM”) served as the investment manager of all of the Funds except the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund. As of March 31, 2013, Rochdale Investment Management, LLC served as investment manager of the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund.

On December 11, 2012, the Board of Trustees of the Rochdale Investment Trust, an open-end management investment company under the Investment Company Act of 1940, approved the reorganization of each Portfolio of the Rochdale Investment Trust into a corresponding Fund of the Trust. This includes the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, the Rochdale Fixed Income Opportunities Portfolio and the Rochdale Emerging Markets Portfolio. The effective date of the reorganization of each Portfolio (each a “Predecessor Fund” and collectively the “Predecessor Funds”) into a corresponding Fund of the Trust was March 29, 2013. Each Predecessor Fund was the accounting survivor in the reorganization and, as such, the financial statements and financial highlights reflect the financial information of the Predecessor Funds through March 28, 2013.

Effective November 28, 2012, Institutional Class was redesignated Servicing Class for the Government Money Market Fund, Prime Money Market Fund and California Tax Exempt Money Market Fund. Also effective November 28, 2012, the Prime Money Market Fund opened a new Institutional Class.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified. The Funds’ prospectus provides descriptions of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered open-end investment companies are priced at their daily net asset values. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

CNI CHARTER FUNDS | PAGE 115

notes to financial statements
March 31, 2013 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2013, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market Funds, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

CNI CHARTER FUNDS | PAGE 116

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds except for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Dividend & Income Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund, Multi-Asset Fund and Equity Funds. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

Restricted Securities – Include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Redemption Fees – Prior to January 9, 2013, the Predecessor Funds charged a redemption fee on shares redeemed or exchanged within 45 days of purchase. These fees were deducted from the redemption proceeds otherwise payable out of a Predecessor Fund to the shareholder. Each Predecessor Fund retained the fee charged as paid-in capital and such fees became part of the Predecessor Fund’s daily net assets value (“NAV”) calculations. Effective January 9, 2013, the Board of Trustees of the Rochdale Investment Trust approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Predecessor Funds held less than 45 days after the purchase of such shares.

Investment in Affiliated Security – The Funds may invest excess cash in the Money Market Funds. The Multi-Asset Fund also invests in other series of the Trust.

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.050% of aggregate average daily net assets of the Trust not exceeding $2.0 billion, 0.040% of aggregate average daily net assets of the Trust exceeding $2.0 billion but not exceeding $4 billion, 0.030% of aggregate average daily net assets of the Trust exceeding $4 billion but not exceeding $6 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $6 billion but not exceeding $8 billion, and 0.020% of aggregate average net assets of the Trust exceeding $8 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Money Market Funds and 0.25% of the Class N Shares of the Fixed Income Funds, Multi-Asset Fund, Equity Funds and the Emerging Markets Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Prior to January 28, 2013 the Distributor received a

CNI CHARTER FUNDS | PAGE 117

notes to financial statements
March 31, 2013 (Unaudited)

distribution fee at the annual rate of 0.50% of the average daily net assets of Class N shares of the Money Market Funds.

Effective March 18, 2013, US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses. Prior to March 18, 2013, SEI Institutional Transfer Agency, a division of SEI Investments Management Corporation, served as transfer agent for the Trust and provided services at an annual rate of $15,000 per share class for all Funds.

Prior to March 18, 2013, UMB Fund Services served as sub-transfer agent for all share classes of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Diversified Equity Fund and Socially Responsible Equity Fund, and provided services at an annual rate of $14,000 per share class plus other transaction based fees and out of pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including CNAM) which provide certain shareholder support for their customers who own Servicing Class (for the Money Market Funds only), Class N, Class S or Servicing Class Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of average daily net assets of the relevant class of each Fund. CNB and CNAM have both agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March 31, 2013, CNB and CNAM received Shareholder Servicing fees from the Trust in the amounts of $742,622 and $0, respectively.

Certain officers of the Trust are also officers of CNAM or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, each Fund’s Investment Manager receives an annual fee equal to a percentage of the average daily net assets of the Funds, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Limited Maturity Fixed Income Fund	0.50
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Full Maturity Fixed Income Fund	0.50
High Yield Bond Fund	0.60*
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Multi-Asset Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Diversified Equity Fund	0.75**
Socially Responsible Equity Fund	0.75
Emerging Markets Fund	1.00

*	Prior to January 28, 2013 this fee was 0.75% of average daily net assets.

**
CNAM has contractually agreed to waive a portion of the annual management fee payable to it by the Diversified Equity Fund, thereby reducing the annual management fee from 0.75% of average daily net assets to 0.65% of average daily net assets. This limitation will be in effect until January 28, 2014.

Robert W. Baird & Co., Incorporated and Boyd Watterson Asset Management, LLC act as the investment sub-advisers with respect to the Full Maturity Fixed Income Fund.

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Federated Global Investment Management Corp., Seix Investment Advisors LLC and GML Capital LLP act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

SKBA Capital Management, LLC acts as the investment sub-adviser with respect to the Diversified Equity Fund and Socially Responsible Equity Fund.

Sub-adviser fees are paid by each Fund’s Investment Manager, except for Guggenheim, which was paid directly from the High Yield Bond Fund. Effective April 1, 2013, Guggenheim is paid by the Fund’s Investment Manager.

CNI CHARTER FUNDS | PAGE 118

Each Fund’s Investment Manager has agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. With respect to the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Diversified Equity Fund and Socially Responsible Equity Fund, voluntary limits are in addition to the contractual expense limitations described in the fee table in each Fund’s prospectus. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	n/a	0.38%	n/a
Class N	0.87%	0.87%	0.78%
Class S	1.07%	1.07%	0.98%
Servicing Class	0.63%	0.63%	0.55%

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	0.67%	0.53%	n/a	n/a
Class N	0.92%	1.03%	1.01%	0.88%
Servicing Class	n/a	0.78%	0.76%	0.63%

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	0.67%	0.70%	n/a	n/a
Class N	0.92%	1.20%	1.01%	1.09%
Servicing Class	n/a	0.95%	n/a	n/a

	Multi-Asset Fund	Dividend & Income Fund	U.S. Core Equity Fund	Diversified Equity Fund
Institutional Class	0.99%	n/a	0.55%	0.85%
Class N	1.49%	1.11%	1.05%	1.10%
Servicing Class	1.24%	n/a	0.80%	n/a

	Socially Responsible Equity Fund	Emerging Markets Fund
Institutional Class	0.89%	n/a
Class N	1.14%	1.61%
Servicing Class	n/a	n/a

The contractual limitations for the Limited Maturity Fixed Income Fund, the Full Maturity Fixed Income Fund, Diversified Equity Fund and Socially Responsible Equity Fund are as follows:

	Limited Maturity Fixed Income Fund	Full Maturity Fixed Income Fund	Diversified Equity Fund	Socially Responsible Equity Fund
Institutional Class	1.00%	1.00%	1.25%	1.25%
Class N	1.25%	1.25%	1.50%	1.50%

Any fee reductions or expense reimbursements may be repaid by a Fund to each Fund’s Investment Manager, as applicable, within three years after occurrence if such repayments can be achieved within a Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2013, fees which were previously waived by CNAM which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$5,102	2013
	6,470	2014
	6,662	2015
	2,813	2016
Prime Money Market Fund	1,372	2013
	1,533	2014
	1,222	2015
	629	2016
California Tax Exempt Money Market Fund	1,560	2013
	1,498	2014
	2,066	2015
	768	2016
Government Bond Fund	79	2013
	122	2014
	25	2015
	—	2016
California Tax Exempt Bond Fund	44	2013
	56	2014
	17	2015
	1	2016
High Yield Bond Fund	34	2013
	67	2014
	17	2015
	1	2016

CNAM, CNB and the Administrator have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the six months ended March 31, 2013:

CNI CHARTER FUNDS | PAGE 119

notes to financial statements
March 31, 2013 (Unaudited)

	Shareholder Servicing Fee Waiver (000)		Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market Fund
Class N	$6,885	(1)	$2,421	$139
Class S	1,212	(1)	308	17
Servicing Class	119		83	5

Prime Money Market Fund
Institutional Class	—		3	—
Class N	906	(1)	192	19
Class S	903	(1)	135	13
Servicing Class	704		299	28

California Tax Exempt Money Market Fund
Class N	1,691	(1)	583	35
Class S	286	(1)	68	4
Servicing Class	177		117	7

(1)	Includes class specific distribution expenses.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2013, were as follows for the Fixed Income Funds, Multi-Asset Fund, Equity Funds and Emerging Markets Fund:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Limited Maturity Fixed Income Fund	$3,187	$5,579		$6,256	$5,369
Government Bond Fund	10,541	—		19,298	—
Corporate Bond Fund	—	21,759		1,083	21,431
California Tax Exempt Bond Fund	—	12,934		—	5,573
Full Maturity Fixed Income Fund	4,452	4,010		4,222	3,931
High Yield Bond Fund	—	52,049		—	31,123
Intermediate Fixed Income Fund**	8,651	19,349		127	12,505
Fixed Income Opportunities Fund**	—	122,382		—	92,468
Multi-Asset Fund	—	10,410	*	—	19,395	*
Dividend & Income Fund**	—	—		—	20,107
U.S. Core Equity Fund	—	110,529		—	11,967
Diversified Equity Fund	—	9,962		—	10,217
Socially Responsible Equity Fund	—	28,010		—	25,200
Emerging Markets Fund**	—	51,246		—	14,758

*	Includes $9,122 (000) and $10,924 (000) of purchases and sales, respectively, of affiliated registered investment companies.

**	For the period December 31, 2012 through March 31, 2013.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

6.	FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

CNI CHARTER FUNDS | PAGE 120

The tax character of dividends and distributions declared during the years ended September 30, 2012 and September 30, 2011 unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2012	$—	$333	$—	$—	$333
2011	—	509	—	—	509
Prime Money Market Fund
2012	$—	$209	$—	$—	$209
2011	—	533	—	—	533
California Tax Exempt Money Market Fund
2012	$90	$1	$—	$—	$91
2011	163	1	—	—	164
Limited Maturity Fixed Income Fund
2012	$—	$389	$—	$—	$389
2011	—	579	—	—	579
Government Bond Fund
2012	$—	$2,432	$143	$—	$2,575
2011	—	3,356	—	—	3,356
Corporate Bond Fund
2012	$—	$2,795	$538	$—	$3,333
2011	—	3,390	—	—	3,390
California Tax Exempt Bond Fund
2012	$1,360	$63	$332	$—	$1,755
2011	1,360	—	187	—	1,547
Full Maturity Fixed Income Fund
2012	$—	$1,125	$530	$—	$1,655
2011	—	1,427	110	—	1,537
High Yield Bond Fund
2012	$—	$9,684	$—	$—	$9,684
2011	—	6,045	—	—	6,045
Intermediate Fixed Income Fund†
2012	$—	$4,065	$—	$—	$4,065
2011	—	3,317	—	—	3,317
Fixed Income Opportunities Fund†
2012	$—	$35,978	$1,348	$—	$37,326
2011	—	20,952	4,794	—	25,746
Multi-Asset Fund
2012	$—	$899	$—	$—	$899
2011	—	662	—	—	662
Dividend & Income Fund†
2012	$—	$4,044	$—	$727	$4,771
2011	—	2,681	—	502	3,183
Diversified Equity Fund
2012	$—	$283	$—	$—	$283
2011	—	231	—	—	231
Socially Responsible Equity Fund
2012	$—	$1,199	$—	$—	$1,199
2011	—	902	—	—	902
Emerging Markets Fund†
2012	$—	$—	$—	$67	$67

†	For the years ended December 31, 2012 and December 31, 2011.

As of September 30, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$27	$—	$(6)	$(1)	$—	$(27)	$(7)
Prime Money Market Fund	—	21	—	(12)	(2)	—	(21)	(14)
California Tax Exempt Money Market Fund	8	—	—	—	—	—	(6)	2
Limited Maturity Fixed Income Fund	—	27	—	(2,140)	(10)	623	(27)	(1,527)
Government Bond Fund	—	193	—	(73)	(834)	4,718	(193)	3,811
Corporate Bond Fund	—	255	1,038	—	—	5,095	(216)	6,172
California Tax Exempt Bond Fund	105	150	278	—	—	2,336	(105)	2,764
Full Maturity Fixed Income Fund	—	393	644	—	—	2,347	(81)	3,303
High Yield Bond Fund	—	981	—	(504)	—	3,397	(958)	2,916
Intermediate Fixed Income Fund†	—	173	—	(2,443)	—	5,195	1	2,926
Fixed Income Opportunities Fund†	—	400	—	—	—	13,903	(572)	13,731
Multi-Asset Fund	—	222	—	(2,359)	(1,296)	1,879	(204)	(1,758)
Dividend & Income Fund†	—	—	—	(13,778)	—	23,987	(341)	9,868
Diversified Equity Fund	—	75	—	(16,563)	—	4,035	(75)	(12,528)
Socially Responsible Equity Fund	—	281	—	(10,257)	(138)	12,592	(281)	2,197
Emerging Markets Fund†	—	—	—	(1,901)	—	20,441	(223)	18,317

†	As of December 31, 2012.

CNI CHARTER FUNDS | PAGE 121

notes to financial statements
March 31, 2013 (Unaudited)

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2012 or December 31, 2012, as applicable, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2013 (000)	2014 (000)	2015 (000)	2016 (000)	2017 (000)	2018 (000)	2019 (000)	Total
Government Money Market Fund	$—	$—	$—	$—	$—	$—	$5	$5
Limited Maturity Fixed Income Fund	185	132	1,415	—	81	327	—	2,140
High Yield Bond Fund	—	—	—	—	—	504	—	504
Multi-Asset Fund	—	—	—	—	686	1,328	—	2,014
Diversified Equity Fund	—	—	—	—	3,230	13,333	—	16,563
Socially Responsible Equity Fund	—	—	—	—	1,402	7,193	1,662	10,257

	Expiring December 31,
Fund	2016 (000)	2017 (000)	2018 (000)	Short Term Unlimited	Long Term Unlimited	Total
Intermediate Fixed Income Fund	$202	$2,241	$—	$—	$—	$2,443
Dividend & Income Fund	1,513	6,397	1,455	1,002	3,411	13,778
Emerging Markets Fund	—	—	—	1,901	—	1,901

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)*
Government Money Market Fund	$1	$—	$1
Prime Money Market Fund	12	—	12
Government Bond Fund	28	45	73
Multi-Asset Fund	345	—	345

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2012 unless otherwise indicated, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Limited Maturity Fixed Income Fund	$317
High Yield Bond Fund	1,494
Intermediate Fixed Income Fund†	327
Diversified Equity Fund	2,860
Socially Responsible Equity Fund	840

†	During the year ended December 31, 2012.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2010, through September 30, 2012, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes at March 31, 2013, for each of the Fixed Income Funds, Multi-Asset Fund, Equity Funds and Emerging Markets Fund were as follows:

CNI CHARTER FUNDS | PAGE 122

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (000)
Limited Maturity Fixed Income Fund	$48,475	$560	$(8)	$552
Government Bond Fund	171,926	4,419	(146)	4,273
Corporate Bond Fund	131,092	5,089	(37)	5,052
California Tax Exempt Bond Fund	64,463	2,042	(138)	1,904
Full Maturity Fixed Income Fund	44,398	1,723	(54)	1,669
High Yield Bond Fund	163,330	8,848	(2,222)	6,626
Intermediate Fixed Income Fund	133,444	6,353	(545)	5,808
Fixed Income Opportunities Fund	706,013	26,282	(9,555)	16,727
Multi-Asset Fund	34,944	1,927	(141)	1,786
Dividend & Income Fund	91,115	36,388	(2,558)	33,830
U.S. Core Equity Fund	99,355	9,413	(1,296)	8,117
Diversified Equity Fund	39,569	7,997	(661)	7,336
Socially Responsible Equity Fund	102,042	22,193	(274)	21,919
Emerging Markets Fund	161,264	25,952	(2,760)	23,192

At March 31, 2013, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	LINE OF CREDIT

The Intermediate Fixed Income Fund and Dividend & Income Fund each have an unsecured Loan Agreement (“LOC”) with U.S. Bank, N.A. Under the terms of the LOC, borrowings for an individual Fund were limited to either the lesser of 10% of the Funds’ net assets or an explicit amount on the LOC. Interest is charged to each Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the three months ended March 31, 2013, was as follows:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowings	Maximum Outstanding
Dividend & Income Fund	$2,000,000	$718	2.75%	$303,065	$2,000,000

Borrowing activity under the LOC for the year ended December 31, 2012, was as follows:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowings	Maximum Outstanding
Dividend & Income Fund	$2,000,000	$156	2.75%	$186,000	$336,000

There was no borrowing activity for the Intermediate Fixed Income Fund.

Average borrowing activity was calculated using the number of days for amounts outstanding in the Dividend & Income Fund.

8.	CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

The High Yield Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Multi-Asset Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

CNI CHARTER FUNDS | PAGE 123

notes to financial statements
March 31, 2013 (Unaudited)

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Full Maturity Fixed Income Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

CNI CHARTER FUNDS | PAGE 124

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2013 (Unaudited) and the year ended September 30, 2012 were as follows:

	Government Money Market Fund (000)		Prime Money Market Fund (000)(1)		California Tax Exempt Money Market Fund (000)
	2013	2012	2013	2012	2013	2012
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	31,090	—	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	—	—	(28,386)	—	—	—
Net Institutional Class transactions	—	—	2,704	—	—	—
Class N:
Shares issued	2,287,997	4,477,708	429,374	788,534	597,908	1,072,087
Shares issued in Lieu of Dividends and Distributions	116	237	26	37	34	66
Shares redeemed	(2,481,001)	(4,595,995)	(472,710)	(844,817)	(557,194)	(1,033,785)
Net Class N transactions	(192,888)	(118,050)	(43,310)	(56,246)	40,748	38,368
Class S:
Shares issued	617,640	903,404	383,823	1,112,831	136,511	335,463
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	(515,037)	(905,676)	(402,421)	(1,121,886)	(167,672)	(313,714)
Net Class S transactions	102,603	(2,272)	(18,598)	(9,055)	(31,161)	21,749
Servicing Class^:
Shares issued	459,945	779,564	1,426,368	3,258,448	494,892	1,079,873
Shares issued in Lieu of Dividends and Distributions	—	—	14	21	—	—
Shares redeemed	(449,234)	(734,817)	(1,362,322)	(3,381,990)	(492,602)	(1,112,139)
Net Servicing Class transactions	10,711	44,747	64,060	(123,521)	2,290	(32,266)

	Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)(2)		Corporate Bond Fund (000)		California Tax Exempt Bond Fund (000)
	2013	2012	2013	2012	2013	2012	2013	2012
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	58	3,674	470	4,604	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	4	18	37	128	—	—	—	—
Shares redeemed	(435)	(2,261)	(481)	(9,518)	—	—	—	—
Net Institutional Class transactions	(373)	1,431	26	(4,786)	—	—	—	—
Class N:
Shares issued	176	91	22	38	91	42	69	317
Shares issued in Lieu of Dividends and Distributions	1	4	1	2	3	4	7	9
Shares redeemed	(82)	(283)	(58)	(36)	(48)	(48)	(26)	(191)
Net Class N transactions	95	(188)	(35)	4	46	(2)	50	135
Servicing Class^^:
Shares issued	—	—	1,570	5,526	1,752	5,654	1,397	1,643
Shares issued in Lieu of Dividends and Distributions	—	—	32	38	22	100	15	66
Shares redeemed	—	—	(2,095)	(391)	(1,622)	(4,022)	(691)	(1,931)
Net Servicing Class transactions	—	—	(493)	5,173	152	1,732	721	(222)

(1)	Institutional Class commenced operations on December 19, 2012.

(2)	Institutional Class commenced operations on February 1, 2012.

^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

CNI CHARTER FUNDS | PAGE 125

notes to financial statements
March 31, 2013 (Unaudited)

	Full Maturity Fixed Income Fund (000)		High Yield Bond Fund (000)(1)		Intertmediate Fixed Income Fund (000)†^^			Fixed Income Opportunities Fund (000)†^^
	2013	2012	2013	2012	2013	2012	2011	2013	2012	2011
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	7	270	373	5,055	—	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	106	125	127	140	—	—	—	—	—	—
Shares redeemed	(72)	(207)	(598)	(461)	—	—	—	—	—	—
Net Institutional Class transactions	41	188	(98)	4,734	—	—	—	—	—	—
Class N:
Shares issued	2	9	1,558	1,231	575	1,995	10,962	2,059	7,602	2,544
Shares issued in Lieu of Dividends and Distributions	1	1	84	189	19	127	898	212	1,297	116
Shares redeemed	(3)	(28)	(200)	(541)	(239)	(1,454)	(2,271)	(993)	(3,875)	(1,388)
Net Class N transactions	—	(18)	1,442	879	355	668	9,589	1,278	5,024	1,272
Servicing Class^:
Shares issued	—	—	2,843	8,522	—	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	35	245	—	—	—	—	—	—
Shares redeemed	—	—	(2,567)	(8,421)	—	—	—	—	—	—
Net Servicing Class transactions	—	—	311	346	—	—	—	—	—	—

	Multi-Asset Fund (000)(2)		Dividend & Income Fund (000)†^^			U.S. Core Equity Fund (000)(3)
	2013	2012	2013	2012	2011	2013
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	135	1,451	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	9	19	—	—	—	—
Shares redeemed	(641)	(269)	—	—	—	—
Net Institutional Class transactions	(497)	1,201	—	—	—	—
Class N:
Shares issued	80	235	357	1,706	1,803	5,189
Shares issued in Lieu of Dividends and Distributions	15	29	26	152	107	8
Shares redeemed	(293)	(540)	(535)	(1,677)	(744)	(304)
Net Class N transactions	(198)	(276)	(152)	181	1,166	4,893
Servicing Class^:
Shares issued	15	419	—	—	—	5,403
Shares issued in Lieu of Dividends and Distributions	3	19	—	—	—	—
Shares redeemed	(171)	(1,678)	—	—	—	(335)
Net Servicing Class transactions	(153)	(1,240)	—	—	—	5,068

(1)	Institutional Class commenced operations on February 2, 2012.

(2)	Institutional Class commenced operations on March 22, 2012.

(3)	Fund commenced operations on December 3, 2012.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

^^
On March 29, 2013, the Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund were reorganized into the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

†	For the three months ended March 31, 2013 (Unaudited) and the years ended December 31, 2012 (Audited) and December 31, 2011 (Audited).

CNI CHARTER FUNDS | PAGE 126

	Diversified Equity Fund (000)		Socially Responsible Equity Fund (000)		Emerging Markets Fund (000)†^
	2013	2012	2013	2012	2013	2012	12/15/11 through 12/31/11
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	26	716	1,358	—	—	—
Shares issued in Lieu of Dividends and Distributions	14	18	47	102	—	—	—
Shares redeemed	(2)	(1,606)	(540)	(917)	—	—	—
Net Institutional Class transactions	12	(1,562)	223	543	—	—	—
Class N:
Shares issued	11	3	408	2,382	1,501	4,464	235
Shares issued in Lieu of Dividends and Distributions	1	1	12	21	—	2	—
Shares redeemed	(42)	(154)	(287)	(223)	(117)	(466)	—
Net Class N transactions	(30)	(150)	133	2,180	1,384	4,000	235

†	For the three months ended March 31, 2013 (Unaudited), and the years ended December 31, 2012 (Audited) and December 31, 2011 (Audited).

^	On March 29, 2013, the Emerging Markets Fund was reorganized into the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

10.	NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities.” The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2013 and no issues were noted to disclose, except as follows:

Effective after the close of business on May 14, 2013, Turner Investments, L.P. (“Turner”) no longer serves as sub-adviser, and Robert E. Turner no longer serves as a portfolio manager, for the CNI Charter Funds Diversified Equity Fund. The portion of the Diversified Equity Fund previously managed by Turner is now managed by CNAM.

CNI CHARTER FUNDS | PAGE 127

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CNI CHARTER FUNDS | PAGE 128

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Annualized Expense Ratios	Expense Paid During Period*
Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.10	0.17%	$0.85
Class S	1,000.00	1,000.10	0.16%	0.80
Servicing Class	1,000.00	1,000.10	0.16%	0.80

Hypothetical 5% Return
Class N	$1,000.00	$1,024.08	0.17%	$0.86
Class S	1,000.00	1,024.13	0.16%	0.81
Servicing Class	1,000.00	1,024.13	0.16%	0.81

Prime Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.20%	$1.00	**
Class N	1,000.00	1,000.10	0.24%	1.20
Class S	1,000.00	1,000.10	0.25%	1.25
Servicing Class	1,000.00	1,000.10	0.23%	1.15

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.93	0.20%	$1.01
Class N	1,000.00	1,023.73	0.24%	1.21
Class S	1,000.00	1,023.68	0.25%	1.26
Servicing Class	1,000.00	1,023.78	0.23%	1.16

California Tax Exempt Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.10	0.12%	$0.60
Class S	1,000.00	1,000.10	0.13%	0.65
Servicing Class	1,000.00	1,000.10	0.12%	0.60

Hypothetical 5% Return
Class N	$1,000.00	$1,024.33	0.12%	$0.61
Class S	1,000.00	1,024.28	0.13%	0.66
Servicing Class	1,000.00	1,024.33	0.12%	0.61

Limited Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,003.30	0.66%	$3.30
Class N	1,000.00	1,002.00	0.91%	4.54

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.64	0.66%	$3.33
Class N	1,000.00	1,020.39	0.91%	4.58

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Annualized Expense Ratios	Expense Paid During Period*
Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,002.70	0.54%	$0.89
Class N	1,000.00	999.30	1.04%	5.18
Servicing Class	1,000.00	1,001.50	0.79%	3.94

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.24	0.54%	$2.72
Class N	1,000.00	1,019.75	1.04%	5.24
Servicing Class	1,000.00	1,020.99	0.79%	3.98

Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,009.80	0.99%	$4.96
Servicing Class	1,000.00	1,011.00	0.74%	3.71

Hypothetical 5% Return
Class N	$1,000.00	$1,020.00	0.99%	$4.99
Servicing Class	1,000.00	1,021.24	0.74%	3.73

California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,004.70	0.86%	$4.30
Servicing Class	1,000.00	1,006.00	0.61%	3.05

Hypothetical 5% Return
Class N	$1,000.00	$1,020.64	0.86%	$4.33
Servicing Class	1,000.00	1,021.89	0.61%	3.07

Full Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,001.50	0.67%	$3.34
Class N	1,000.00	1,000.30	0.92%	4.59

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.59	0.67%	$3.38
Class N	1,000.00	1,020.34	0.92%	4.63

High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,065.30	0.80%	$1.34
Class N	1,000.00	1,062.50	1.33%	6.84
Servicing Class	1,000.00	1,064.10	1.04%	5.35

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.94	0.80%	$4.03
Class N	1,000.00	1,018.30	1.33%	6.69
Servicing Class	1,000.00	1,019.75	1.04%	5.24

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 102/365 (to reflect the period from the class’s inception on December 19, 2012 to date).

CNI CHARTER FUNDS | PAGE 129

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Annualized Expense Ratios	Expense Paid During Period*
Intermediate Fixed Income Fund
Actual Fund Return
Class N	$1,000.00	$1,013.10	1.05%	$5.27	**

Hypothetical 5% Return
Class N	$1,000.00	$1,019.70	1.05%	$5.29

Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,029.30	1.06%	$5.36	**

Hypothetical 5% Return
Class N	$1,000.00	$1,019.65	1.06%	$5.34

Multi—Asset Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,036.10	0.59%	$0.99
Class N	1,000.00	1,034.40	1.09%	5.53
Servicing Class	1,000.00	1,035.70	0.84%	4.26

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.99	0.59%	$2.97
Class N	1,000.00	1,019.50	1.09%	5.49
Servicing Class	1,000.00	1,020.74	0.84%	4.23

Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,132.20	1.30%	$6.91	**

Hypothetical 5% Return
Class N	$1,000.00	$1,018.45	1.30%	$6.54

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Annualized Expense Ratios	Expense Paid During Period*
U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,095.80	—%	$—	***
Class N	1,000.00	1,092.20	0.97%	5.06	***
Servicing Class	1,000.00	1,093.00	0.72%	3.76	***

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.93	—%	$—
Class N	1,000.00	1,020.09	0.97%	4.89
Servicing Class	1,000.00	1,021.34	0.72%	3.63

Diversified Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,094.40	0.83%	$4.33
Class N	1,000.00	1,092.70	1.08%	5.63

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.79	0.83%	$4.18
Class N	1,000.00	1,019.55	1.08%	5.44

Socially Responsible Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,139.80	0.88%	$4.69
Class N	1,000.00	1,137.70	1.13%	6.02

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.54	0.88%	$4.43
Class N	1,000.00	1,019.30	1.13%	5.69

Emerging Markets Fund
Actual Fund Return
Class N	$1,000.00	$1,032.50	1.64%	$8.31	**

Hypothetical 5% Return
Class N	$1,000.00	$1,016.75	1.64%	$8.25

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period from the reorganization on December 31, 2012 to date).

***
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 119/365 (to reflect the period from the Fund’s inception on December 3, 2012 to date).

CNI CHARTER FUNDS | PAGE 130

shareholder voting results (Unaudited)

On March 11, 2013, a Special Meeting of Shareholders of the Trust was held to approve the election of the following trustees. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Irwin G. Barnet	For	3,626,618,950.510	98.879%	67.779%
	Withheld	41,129,794.760	1.121%	0.768%
Vernon C. Kozlen	For	3,627,755,106.368	98.910%	67.800%
	Withheld	39,993,638.902	1.090%	0.747%
William R. Sweet	For	3,627,755,092.150	98.910%	67.800%
	Withheld	39,993,653.120	1.090%	0.747%
James Wolford	For	3,623,779,628.774	98.802%	67.726%
	Withheld	43,969,116.496	1.198%	0.821%
Andrew S. Clare	For	3,623,487,641.808	98.794%	67.720%
	Withheld	44,261,103.462	1.206%	0.827%
Daniel A. Hanwacker	For	3,623,846,196.334	98.804%	67.727%
	Withheld	43,902,548.936	1.196%	0.820%
Jon C. Hunt	For	3,629,438,277.945	98.956%	67.832%
	Withheld	38,310,467.325	1.044%	0.715%
Jay C. Nadel	For	3,623,844,195.187	98.803%	67.727%
	Withheld	43,904,550.083	1.197%	0.820%

On March 28, 2013, a Special Meeting of Shareholders of the Rochdale Investment Trust was held, with respect to each investment portfolio (a “Rochdale Portfolio”) of the Rochdale Investment Trust, to consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including (a) the transfer of substantially all of the assets and liabilities of the Rochdale Dividend & Income, Rochdale Intermediate Fixed Income, Rochdale Fixed Income Opportunities and Rochdale Emerging Markets Portfolios to corresponding investment portfolios (the “CNI Charter Funds”) of CNI Charter Funds in exchange for Class N Shares of the CNI Charter Funds; (b) the distribution of such Class N Shares of the CNI Charter Funds to the shareholders of each Rochdale Portfolio according to their respective interests; and (c) the termination of the Rochdale Investment Trust under state law and its deregistration under the Investment Company Act of 1940, as amended. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Rochdale Dividend & Income Portfolio	For	2,104,614.982	98.836%	53.095%
	Against	8,141.325	0.382%	0.205%
	Abstain	16,660.512	0.782%	0.420%
Rochdale Intermediate Fixed Income Portfolio	For	3,580,675.037	99.425%	72.487%
	Against	20,206.437	0.561%	0.409%
	Abstain	508.159	0.014%	0.010%
Rochdale Fixed Income Opportunities Portfolio	For	21,110,452.249	99.911%	87.177%
	Against	14,053.851	0.066%	0.058%
	Abstain	4,930.549	0.023%	0.020%
Rochdale Emerging Markets Fund	For	3,631,870.975	99.912%	84.755%
	Against	3,212.914	0.088%	0.075%
	Abstain	0.000	0.000%	0.000%

CNI CHARTER FUNDS | PAGE 131

board approval of advisory and sub-advisory agreements
(Unaudited)

The Board of Trustees of CNI Charter Funds (the “Trust”) is comprised of eight Trustees, six of whom are independent of the Trust’s investment adviser and sub-advisers (the “Independent Trustees”). Prior to March 28, 2013, the Trust was comprised of five Trustees, all of whom were Independent Trustees. During the six months ended March 31, 2013, the Board and the Independent Trustees approved the following advisory and sub-advisory agreements:

•	The Trust’s advisory agreement with City National Asset Management, Inc. (“CNAM”) with respect to the U.S. Core Equity Fund;

•
The Trust’s advisory agreement with Rochdale Investment Management LLC (“Rochdale”) with respect to the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunity Fund and Emerging Markets Fund (collectively referred to below as the “Rochdale Funds”);

•	Rochdale’s sub-advisory agreement with Seix Investment Advisers LLC (“Seix”) with respect to the Fixed Income Opportunity Fund;

•	Rochdale’s sub-advisory agreement with Federated Investment Management Company (“Federated”) with respect to the Fixed Income Opportunity Fund;

•	Rochdale’s sub-advisory agreement with GML Capital LLP (“GML”) with respect to the Fixed Income Opportunity Fund; and

•	CNAM’s sub-advisory agreement with Boyd Watterson Asset Management, LLC (“Boyd”) with respect to the Full Maturity Fixed Income Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements.” CNAM and Rochdale may be referred to collectively as the “Advisers.” Seix, Federated and GML may be referred to collectively as the “Rochdale Sub-Advisers.”

GENERAL INFORMATION

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund, although the Board took into account the common interests of the Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by each Adviser and sub-adviser. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of the Advisers or the sub-advisers were present.

The Board reviewed extensive materials regarding investment results of each Adviser and each sub-adviser (when applicable), advisory fee and expense comparisons, financial information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. They also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and each Trustee did not necessarily attribute the same weight to each factor. This summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CITY NATIONAL ASSET MANAGEMENT, INC.

Nature, Extent and Quality of Services

In reviewing the services to be provided by CNAM to the U.S. Core Equity Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of CNAM’s senior management; its investment philosophy and processes; its brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations. In addition, the Board reviewed the general nature of the quantitative models and research that would be used in managing the Fund’s assets, and discussed certain expected characteristics of the portfolio, as well as the Fund’s sell discipline.

CNI CHARTER FUNDS | PAGE 132

Investment Performance

The Board noted that the Fund would be managed using CNAM’s core equity strategy enhanced by Rochdale’s quantitative industry allocation process and research. The Board assessed the performance of City National Bank’s (“CNB”) Core Equity Composite compared with the performance of the S&P 500 Index for each year since 2001 as well as the one-, three-, five- and ten-year periods ended June 30, 2012. The Board observed that the Composite had outperformed or performed the same as the S&P Index each year since 2001 except for 2006 and 2011.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the projected expenses for the Fund, noting that the proposed advisory fee and total expenses for each class were significantly lower than the corresponding average fees and expenses of funds in the Lipper Large Cap Core universe and the corresponding advisory fee and total expenses of certain large cap funds managed by CNAM and Rochdale. The Board also noted that CNAM would be capping the Fund’s expenses on a voluntary basis. The Board discussed the information provided, noting among other things that the advisory fee charged by CNAM to the Fund generally is slightly lower than those charged by CNB to manage separate accounts, and the costs and profits of CNAM with respect to the Fund were reasonable. The Board also noted that although there were no advisory fee breakpoints, the Fund’s proposed advisory fee was very low, and based on CNAM’s operations significant economies of scale were not likely to be realized until the Fund garnered significant assets.

The Board also considered the benefits to be received by CNAM and its affiliates as a result of CNAM’s relationship with the Fund generally, including investment advisory fees paid to CNAM, fees paid to CNB and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, benefits to CNB’s brokerage and wealth management business as a result of the availability of the Fund to its customers, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed agreement, including the fees proposed to be received by CNAM, were fair and reasonable in light of the nature and quality of the services to be provided by CNAM to the Fund and its shareholders, and that approval of the agreement was in the best interest of the Fund and its shareholders.

ROCHDALE INVESTMENT MANAGEMENT LLC

Nature, Extent and Quality of Services

The Board noted that each Rochdale Fund corresponded to one of the series of the Rochdale Investment Trust reorganizing into the Trust (the “Predecessor Funds”). They noted that each new series would have the same investment objective and substantially similar principal investment strategies as its corresponding Predecessor Fund. They further noted that each new series would continue to be managed by Rochdale and, with respect to the Fixed Income Opportunities Fund, the same Rochdale Sub-Advisers.

In reviewing the services to be provided by Rochdale to the Rochdale Funds, the Board considered a variety of matters, including Rochdale’s organization, personnel who would be providing services to the Rochdale Funds and their compensation structure, policies with respect to portfolio execution, performance results of the Predecessor Funds over various periods, performance results of comparable funds as reported by Lipper Inc., a comparison of Rochdale’s proposed advisory fees to the fees it charged other institutional clients, and estimated profitability of Rochdale’s proposed relationship to the Rochdale Funds.

Investment Performance

The Board assessed the performance of each Predecessor Fund for various periods ended September 30, 2012 and October 31, 2012, compared with certain applicable benchmark indexes and the average of all funds in its peer group category selected by Lipper, Inc. The Board’s observations with respect to the annualized total returns of the Predecessor Funds were as follows:

•
The returns of the Rochdale Emerging Markets Portfolio were above the returns of the MSCI Emerging Markets Index, the MSCI Emerging Markets Asia Index and the Lipper Emerging Markets Funds Index since the Portfolio’s inception in December 2011.

•
The returns of the Rochdale Dividend & Income Portfolio were above or close to the returns of the S&P 500 Index, the Dow Jones Select Dividend Index and Lipper Equity Income Index for the three-, five- and ten-year periods, and below the returns for shorter periods.

•
The returns of the Rochdale Intermediate Fixed Income Portfolio were above the returns of the Barclays Intermediate Government/Credit Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Index for the one-year and year to date periods, and below the returns for the three-, five- and ten-year periods.

CNI CHARTER FUNDS | PAGE 133

board approval of advisory and sub-advisory agreements
(Unaudited) (Continued)

•
The returns of the Rochdale Fixed Income Opportunities Portfolio were above the returns of the Barclays Aggregate Bond Index for the one-, three- and year to date periods, above the returns of the CSFB Leveraged Loan Index for the three-year period and below the returns for the one-year period, and below the returns of the Barclays U.S. High Yield Index for all such periods.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the projected expenses for each Rochdale Fund, noting that the proposed advisory and sub-advisory fees and total expenses for each Rochdale Fund were within or lower than the middle 60% of the corresponding average fees and expenses of funds in the applicable Lipper universe. The Board noted that Rochdale would be capping each Rochdale Fund’s expenses on a voluntary basis through June 2014. The Board also noted that although there were no advisory fee breakpoints, each Rochdale Fund’s proposed advisory fee was reasonable, and based on Rochdale’s operations, significant economies of scale were not likely to be realized until the Funds garnered significant additional assets.

The Board also considered the information prepared by Rochdale relating to the revenues it expected to receive from the Rochdale Funds, as well as the benefits to be received by Rochdale as a result of its relationship with the Rochdale Funds, including the intangible benefits of any favorable publicity arising in connection with a Rochdale Fund’s performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed agreement, including the fees proposed to be received by Rochdale, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Rochdale to the Rochdale Funds and their shareholders, and that approval of the agreement was in the best interest of the Rochdale Funds and their shareholders.

ROCHDALE SUB-ADVISERS

Nature, Extent and Quality of Services

In reviewing the services to be provided by each of the Rochdale Sub-Advisers to the Fixed Income Opportunity Fund, the Board considered a variety of matters, including each Rochdale Sub-Adviser’s organization, personnel who would be providing services to the Fund and its compensation structure, policies with respect to portfolio execution, performance results of the Rochdale Fixed Income Opportunity Portfolio over various periods, performance results of comparable funds as reported by Lipper Inc., a comparison of each Rochdale Sub-Adviser’s proposed advisory fees to the fees it charged other institutional clients, and estimated profitability of each Rochdale Sub-Adviser’s proposed relationship to the Fund.

Investment Performance

The Board’s observations regarding the performance of the Rochdale Fixed Income Opportunity Portfolio are described above. In addition, the Board assessed the performance of each of Seix’s, Federated’s and GML’s portions of the Rochdale Fixed Income Opportunity Portfolio compared with an applicable benchmark for various periods. The Board made the following additional observations in reviewing the annualized total returns of each Rochdale Sub-Adviser:

•	The returns for Seix’s portion were above the returns of the CSFB Leveraged Loan Index for the three-year and since inception periods, and below the returns for the one-year period.

•	The returns for Federated’s portion were below the returns of the Barclays High Yield 2% Capped Index for all periods, but the recent performance was not significantly below the respective benchmark.

•	The returns for GML’s portion were below the returns of the Corporate Emerging Market Bond Index for all periods, but the recent performance was not significantly below the respective benchmark.

Advisory Fees

The Board noted that Rochdale pays all sub-advisory fees out of Rochdale’s advisory fee. The Board considered the information prepared by each Rochdale Sub-Adviser relating to the revenues it expected to receive from the Fund, as well as the benefits to be received by each Rochdale Sub-Adviser as a result of its relationship with the Fund, including the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that terms of the proposed sub-advisory agreements, including the fees proposed to be received by the Rochdale Sub-Advisers, were fair and reasonable in light of the nature and quality of the services proposed to be provided by the Rochdale Sub-Advisers to the Fund and its shareholders, and that approval of the agreements was in the best interest of the Fund and its shareholders.

CNI CHARTER FUNDS | PAGE 134

BOYD WATTERSON ASSET MANAGEMENT, LLC

The Board considered the reappointment of Boyd as sub-adviser to the Full Maturity Fixed Income Fund as a result of the transfer of a substantial portion of the ownership interests of Boyd’s parent company, which resulted in a change in control of Boyd and the automatic termination of its existing sub-advisory agreement with respect to the Fund.

Nature, Extent and Quality of Services

In reviewing the services provided by Boyd to the Full Maturity Fixed Income Fund, the Board considered a variety of matters, including information about Boyd’s organization, personnel who provide services to the Fund, and compensation structure; its investment philosophy and investment process; performance results of the Fund and the portion of the Fund managed by Boyd over various periods; Boyd’s sub-advisory fees with respect to the Fund; and Boyd’s revenues from its relationship with the Fund. The Board also reviewed certain information regarding Boyd’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio trade execution. Certain information the Board considered had been provided in August 2012, when the Board last renewed the prior sub-advisory agreement, and the Board considered information from Boyd regarding any material changes to the August 2012 information.

Investment Performance

The Board assessed the performance of the Fund’s Institutional Class shares for various periods during the previous ten-years ended September 30, 2012, compared with its benchmark, the Barclays U.S. Intermediate Government/Credit Bond Index (the “Benchmark Index”); the average of all funds in its peer group category selected by Lipper, Inc. (Lipper Corporate Debt Funds A-Rated); and the average of all funds in the Morningstar Intermediate-Term Bond Category. The Board also assessed the performance of the portion of the Fund managed by Boyd for various periods from 2006 through November 30, 2012 compared with the Benchmark Index, and noted that the returns of that portion of the Fund exceeded the Benchmark Index for the year-to-date and one-, two-, three- and five-year periods ended on that date. The Board noted that the individual who had served as a portfolio manager for the Fund since 2007 would continue to serve as portfolio manager for the portion of the Fund managed by Boyd.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the sub-advisory fees charged by Boyd and observed that the fees were generally low compared to the fees Boyd charged to its other institutional clients. The Board also observed that although the Fund’s advisory fees were above the average of fees paid by funds in the Lipper universe, the Fund’s total expenses were in the middle 60% of the expenses of all funds in the Lipper universe. The Board noted the asset levels of the Fund were relatively small and were not currently likely to lead to significant economies of scale. The Board noted that CNAM pays all sub-advisory fees out of CNAM’s advisory fee.

The Board also considered information prepared by Boyd relating to the revenues and profits it receives from the Fund, as well as the benefits received by Boyd as a result of its relationship with the Fund, including the sub-advisory fees paid to Boyd, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the Agreement, including the fees to be received by Boyd, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Boyd to the Fund and its shareholders, and that approval of the sub-advisory agreement was in the best interest of the Fund and its shareholders.

CNI CHARTER FUNDS | PAGE 135

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CNI CHARTER FUNDS | PAGE 136

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 or go to cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.

CNI-SA-004-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 6, 2013

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: June 6, 2013

*     Print the name and title of each signing officer under his or her signature.